UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-22717
                                                    -----------

                      First Trust Exchange-Traded Fund VI
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
----------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000
                                                          ----------------
                     Date of fiscal year end: September 30
                                             ---------------

                    Date of reporting period: March 31, 2016
                                             ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


FIRST TRUST

First Trust Exchange-Traded Fund VI
-----------------------------------
First Trust NASDAQ Technology Dividend Index Fund (TDIV)

Multi-Asset Diversified Income Index Fund (MDIV)

International Multi-Asset Diversified Income Index Fund (YDIV)

First Trust High Income ETF (FTHI)

First Trust Low Beta Income ETF (FTLB)

First Trust NASDAQ Rising Dividend Achievers ETF (RDVY)

First Trust Dorsey Wright Focus 5 ETF (FV)

First Trust RBA American Industrial Renaissance(R) ETF (AIRR)

First Trust RBA Quality Income ETF (QINC)

First Trust Dorsey Wright International Focus 5 ETF (IFV)

First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)

--------------------
Semi-Annual Report

March 31, 2016
--------------------

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TABLE OF CONTENTS
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                      FIRST TRUST EXCHANGE-TRADED FUND VI
                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2016

Shareholder Letter ..........................................................  2
Market Overview .............................................................  3
Fund Performance Overview
      First Trust NASDAQ Technology Dividend Index Fund (TDIV) ..............  4
      Multi-Asset Diversified Income Index Fund (MDIV) ......................  6
      International Multi-Asset Diversified Income Index Fund (YDIV) ........  8
      First Trust High Income ETF (FTHI) .................................... 11
      First Trust Low Beta Income ETF (FTLB) ................................ 13
      First Trust NASDAQ Rising Dividend Achievers ETF (RDVY) ............... 15
      First Trust Dorsey Wright Focus 5 ETF (FV) ............................ 17
      First Trust RBA American Industrial Renaissance(R) ETF (AIRR) ......... 19
      First Trust RBA Quality Income ETF (QINC) ............................. 21
      First Trust Dorsey Wright International Focus 5 ETF (IFV) ............. 23
      First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC) ................... 25
Notes to Fund Performance Overview .......................................... 27
Understanding Your Fund Expenses ............................................ 28
Portfolio of Investments
      First Trust NASDAQ Technology Dividend Index Fund (TDIV) .............. 30
      Multi-Asset Diversified Income Index Fund (MDIV) ...................... 32
      International Multi-Asset Diversified Income Index Fund (YDIV) ........ 37
      First Trust High Income ETF (FTHI) .................................... 42
      First Trust Low Beta Income ETF (FTLB) ................................ 45
      First Trust NASDAQ Rising Dividend Achievers ETF (RDVY) ............... 48
      First Trust Dorsey Wright Focus 5 ETF (FV) ............................ 50
      First Trust RBA American Industrial Renaissance(R) ETF (AIRR) ......... 51
      First Trust RBA Quality Income ETF (QINC) ............................. 52
      First Trust Dorsey Wright International Focus 5 ETF (IFV) ............. 54
      First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC) ................... 55
Statements of Assets and Liabilities ........................................ 56
Statements of Operations .................................................... 59
Statements of Changes in Net Assets ......................................... 62
Financial Highlights ........................................................ 67
Notes to Financial Statements ............................................... 75
Additional Information ...................................................... 88

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                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VI (the "Trust") described in this report (each series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at http://www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund's portfolio and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

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SHAREHOLDER LETTER
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                      FIRST TRUST EXCHANGE-TRADED FUND VI
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 MARCH 31, 2016

Dear Shareholders:

Thank you for your investment in the Funds of First Trust Exchange-Traded Fund VI (the "Trust").

First Trust Advisors L.P. ("First Trust") is pleased to provide you with this semi-annual report which contains detailed information about your investment for the six months ended March 31, 2016, including a performance analysis and a market outlook. Additionally, First Trust has compiled the Trust's financial statements for you to review. We encourage you to read this report and discuss it with your financial advisor.

While markets were volatile during 2015, we believe there are three important things to remember: first, the U.S. economy grew, despite the massive decline in oil prices, and second, the tapering that began in 2014 by the Federal Reserve (the "Fed") did not stop growth in the U.S. economy. Finally, the long-anticipated rate hike by the Fed in December had little effect on the money supply, and the stock market was not shocked by the hike. While the first quarter of 2016 has had weaker economic data than investors and analysts like to see, we remain positive on U.S. markets, although we know that markets will always move up and down.

As I have written previously, First Trust believes that having a long-term investment horizon and being invested in quality products can help you reach your goals, despite how the market behaves. We have always maintained perspective about the markets and believe investors should as well. We will continue to strive to provide quality investments each and every day, which has been one of the hallmarks of our firm since its inception 25 years ago.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value our relationship with you and will continue to focus on helping investors like you reach your financial goals.

Sincerely,

/s/ James A. Bowen
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

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MARKET OVERVIEW
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                      FIRST TRUST EXCHANGE-TRADED FUND VI
                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2016

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 25 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst (CFA) designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE ECONOMY/INVESTING

The International Monetary Fund (IMF) estimates that global growth will expand 3.2% in 2016 and 3.5% in 2017, down from its previous targets of 3.4% and 3.6%, respectively. The Bank of Japan (BOJ) adopted a negative interest rate monetary policy in January in an attempt to stimulate its economy. Negative rates act as a disincentive to banks that want to hoard cash, according to Bloomberg. The BOJ would rather the banks lend some of that cash to businesses. A few countries in Europe have done the same.

The U.S. economy continues to get a lift from consistent job growth. U.S. nonfarm payrolls were up 66 consecutive months through March 2016, according to data from the Bureau of Labor Statistics. The average number of jobs created in that span was 203,000 per month. The housing market has benefited from that job growth. The National Association of Homebuilders reported that U.S. housing starts increased by 11% in 2015, following an 8% gain in 2014, according to MarketWatch. It expects housing starts to rise 10% in 2016 and another 18% in 2017. Low mortgage rates and relatively strong job growth are helping to drive demand.

Overall, consumers have done a respectable job getting their fiscal houses in order. The S&P/Experian Consumer Credit Default Composite Index stood at 0.93% in March 2016 (latest data), down from 1.05% in March 2015, according to Bloomberg. The record low for the default rate is 0.88%, set in May 2015, while the all-time high was 5.51%, set in May 2009. The plunge in the price of crude oil since mid-2014 has translated into lower gasoline prices in the U.S. If sustained, it could boost discretionary spending over time, in our opinion. A research report from Jefferies noted that U.S. consumers will save an estimated $65 billion to $80 billion in 2016 due to lower gasoline prices, according to 24/7 Wall St.

STATE OF EQUITIES MARKETS AND DIVIDEND INCOME DISTRIBUTIONS

From 9/30/15 through 3/31/16, the S&P 500(R) Index posted a total return of 8.49%, according to Bloomberg. All 10 major sectors that comprise the index were up in the period. The top two performers were Telecommunication Services and Utilities, with total returns of 25.48% and 16.80%, respectively. Both sectors are defensive in nature. Value stocks held a sizeable edge over growth stocks in the mid- and small-capitalization (cap) categories. Here were the returns for large-, mid- and small-cap stocks for the six-month period ended 3/31/16: 8.44% (S&P 500(R) Growth Index); 8.38% (S&P 500(R) Value Index); 4.20% (S&P MidCap 400(R) Growth Index); 8.71% (S&P MidCap 400(R) Value Index); 4.18% (S&P SmallCap 600(R) Growth Index); and 9.08% (S&P SmallCap 600(R) Value Index), according to Bloomberg. Overall, the equities markets have staged a recovery since experiencing a correction (10% or more price decline but <20%) in August 2015.

The Financials sector was the top contributor to the total dividend payout of the S&P 500(R) Index at the close of Q1 2016. As of March 31, 2016, financial stocks were contributing 16.03% of the S&P 500(R) Index's dividend distribution, according to S&P Dow Jones Indices. The other nine major sectors contributed the following (3/31/16): Information Technology (15.45%); Consumer Staples (12.50%); Health Care (11.61%); Industrials (10.83%); Energy (9.72%); Consumer Discretionary (9.56%); Telecommunication Services (5.83%); Utilities (5.48%); and Materials (2.99%).

The S&P Dow Jones Indices, which tracks approximately 10,000 U.S.-traded stocks, announced that total stock dividend distributions increased by a net (increases less decreases) $3.9 billion in Q1 2016, down significantly from the $12.6 billion increase registered in Q1 2015, according to its own release. For the 12-month period ended Q1 2016, dividend increases (net) totaled $30.1 billion, down 39.3% from the $49.66 billion posted for the 12-month period ended Q1 2015. In Q1 2016, there were 919 dividend increases, down from the 995 dividend increases in Q1 2015. The number of dividends cut or suspended in Q1 2016 totaled 252, up 46.5% from the 172 cut or suspended in Q1 2015. Energy issues accounted for 43.0% of the dividend reductions and 66.0% of the dollar cuts in Q1 2016, according to Howard Silverblatt, senior index analyst at S&P Dow Jones Indices.

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
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FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND (TDIV)

The First Trust NASDAQ Technology Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ Technology Dividend Index(SM) (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "TDIV." The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in the common stocks and/or depositary receipts included in the Index.

The Index includes up to 100 technology and telecommunications companies that pay a regular or common dividend. To be selected for the Index, a company must be classified as a technology or telecommunications company under the Industry Classification Benchmark ("ICB") and have a minimum market capitalization of $500 million. International securities in the Index are U.S.-listed securities of non-U.S. companies, some of which may be located in emerging markets.

-------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                           CUMULATIVE         AVERAGE ANNUAL
                                                                                          TOTAL RETURNS        TOTAL RETURNS
                                                         6 Months Ended  1 Year Ended  Inception (8/13/12)  Inception (8/13/12)
                                                            3/31/16        3/31/16         to 3/31/16           to 3/31/16
FUND PERFORMANCE
 NAV                                                         12.68%         3.10%            49.09%               11.63%
 Market Price                                                12.74%         2.46%            48.85%               11.58%

INDEX PERFORMANCE
 NASDAQ Technology Dividend Index(SM)                        13.06%         3.77%            52.67%               12.36%
 S&P 500(R) Index                                             8.49%         1.78%            58.54%               13.53%
 S&P 500 Information Technology Index                        12.01%         8.06%            61.97%               14.21%
-------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 27.)

-----------------------------
Nasdaq, OMX(R) and NASDAQ Technology Dividend Index(SM) are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by First Trust on behalf of the Fund. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND (TDIV) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                        78.77%
Telecommunication Services                    19.66
Consumer Discretionary                         0.85
Industrials                                    0.56
Health Care                                    0.16
                                             ------
     Total                                   100.00%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
International Business Machines Corp.          8.47%
Apple, Inc.                                    8.26
Intel Corp.                                    8.01
Cisco Systems, Inc.                            7.97
Microsoft Corp.                                7.95
Oracle Corp.                                   4.07
QUALCOMM, Inc.                                 3.69
Texas Instruments, Inc.                        3.53
Hewlett-Packard Co.                            2.85
Telus Corp.                                    2.04
                                             ------
     Total                                    56.84%
                                             ======


                         Performance of a $10,000 Initial Investment
                               August 13, 2012 - March 31, 2016

            First Trust NASDAQ Technology  NASDAQ Technology   S&P 500(R)  S&P 500 Information
            Dividend Index Fund            Dividend Index(SM)  Index       Technology Index
8/13/12     $10,000                        $10,000             $10,000     $10,000
9/30/12       9,928                          9,935              10,290      10,247
3/31/13      10,915                         10,959              11,339      10,105
9/30/13      11,665                         11,751              12,281      10,954
3/31/14      13,185                         13,329              13,817      12,690
9/30/14      14,369                         14,579              14,704      14,160
3/31/15      14,459                         14,712              15,576      14,989
9/30/15      13,230                         13,502              14,614      14,460
3/31/16      14,908                         15,266              15,854      16,196

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 14, 2012 (commencement of trading) through March 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%     >=2.00%        0.49%      0.99%      1.99%     >=2.00%
8/14/12 - 9/30/12         33          0          0         0              0          0          0         0
10/1/12 - 9/30/13        230          1          0         0             19          0          0         0
10/1/13 - 9/30/14        210          1          0         0             39          2          0         0
10/1/14 - 9/30/15        161          3          0         0             84          4          0         0
10/1/15 - 3/31/16         44          0          0         0             81          0          0         0

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)

The Multi-Asset Diversified Income Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ Multi-Asset Diversified Income Index(SM) (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "MDIV." The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in the common stocks and/or depositary receipts (20%), real estate investment trusts ("REITs") (20%), preferred securities (20%), master limited partnerships ("MLPs") (20%) and an exchange-traded fund ("ETF") (20%) that comprise the Index (each an "Index Segment"). The percentages provided reflect the approximate percentages of each of the Index Segments included in the Index as of each quarterly rebalance. The percentages will vary from these amounts between rebalances of the Index.

The Index is designed to provide access to a diversified portfolio of small-, mid-, and large-capitalization income-producing securities, which include domestic and international dividend-paying stocks, REITs, oil and gas or basic materials MLPs, U.S.-listed preferred securities and an exchange-traded fund that invests in high-yield or "junk" bonds. International securities included in the Index are U.S.-listed securities of non-U.S. companies, some of which may be located in emerging markets.

-------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                           CUMULATIVE         AVERAGE ANNUAL
                                                                                          TOTAL RETURNS        TOTAL RETURNS
                                                         6 Months Ended  1 Year Ended  Inception (8/13/12)  Inception (8/13/12)
                                                            3/31/16        3/31/16         to 3/31/16           to 3/31/16
FUND PERFORMANCE
 NAV                                                          4.52%         -5.43%           15.13%                3.96%
 Market Price                                                 4.41%         -5.57%           15.07%                3.94%

INDEX PERFORMANCE
 NASDAQ Multi-Asset Diversified Income Index(SM)              4.89%         -4.85%           18.08%                4.68%
 S&P 500(R) Index                                             8.49%          1.78%           58.54%               13.53%
 Dow Jones U.S. Select Dividend Index(SM)*                   14.41%          8.87%           63.32%               14.47%
-------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 27.)

* The Dow Jones U.S. Select Dividend Index(SM) represents 100 of the United States' leading stocks by dividend yield.

-----------------------------
Nasdaq, OMX(R) and NASDAQ Multi-Asset Diversified Income Index(SM) are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by First Trust on behalf of the Fund. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                    63.42%
Energy                                        22.45
Utilities                                      5.40
Industrials                                    3.45
Consumer Discretionary                         1.65
Telecommunication Services                     1.64
Materials                                      0.84
Information Technology                         0.81
Consumer Staples                               0.34
                                             ------
     Total                                   100.00%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
First Trust Tactical High Yield ETF           18.89%
Archrock Partners, L.P.                        2.54
Martin Midstream Partners, L.P.                1.69
DCP Midstream Partners, L.P.                   1.63
Alon USA Partners, L.P.                        1.53
Hatteras Financial Corp.                       1.43
Two Harbors Investment Corp.                   1.24
EnLink Midstream Partners, L.P.                1.19
Energy Transfer Partners, L.P.                 1.17
Annaly Capital Management, Inc.                1.13
                                             ------
     Total                                    32.44%
                                             ======


                            Performance of a $10,000 Initial Investment
                                  August 13, 2012 - March 31, 2016

            Multi-Asset Diversified  NASDAQ Multi-Asset            S&P 500(R)  Dow Jones U.S. Select
            Income Index Fund        Diversified Income Index(SM)  Index       Dividend Index(SM)
8/13/12     $10,000                  $10,000                       $10,000     $10,000
9/30/12      10,118                   10,132                        10,290      10,134
3/31/13      11,236                   11,298                        11,339      11,370
9/30/13      10,936                   11,020                        12,281      12,105
3/31/14      11,647                   11,775                        13,817      13,620
9/30/14      12,048                   12,211                        14,704      13,962
3/31/15      12,174                   12,407                        15,576      15,001
9/30/15      11,016                   11,256                        14,614      14,275
3/31/16      11,514                   11,806                        15,854      16,332

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 14, 2012 (commencement of trading) through March 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%     >=2.00%        0.49%      0.99%      1.99%     >=2.00%
8/14/12 - 9/30/12         33          0          0         0              0          0          0         0
10/1/12 - 9/30/13        217          2          0         0             31          0          0         0
10/1/13 - 9/30/14        206          2          0         0             42          2          0         0
10/1/14 - 9/30/15        175          2          0         0             67          8          0         0
10/1/15 - 3/31/16         31          0          0         0             94          0          0         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)

The International Multi-Asset Diversified Income Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before fees and expenses) of an index called the NASDAQ International Multi-Asset Diversified Income Index(SM) (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "YDIV." The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in non-U.S. dividend-paying equity securities and/or depositary receipts (20%), non-U.S. real estate investment trusts ("REITs") (20%), non-U.S. preferred securities (20%), infrastructure companies (20%) and an exchange-traded fund ("ETF") (20%), all of which comprise the Index (each an "Index Segment"). The percentages provided reflect the approximate percentages of each of the Index Segments included in the Index as of each quarterly rebalance. The percentages will vary from these amounts between rebalances of the Index.

The Index is designed to provide access to a diversified portfolio of small-, mid-, and large-capitalization income-producing securities, which are composed of non-U.S. dividend-paying equity securities, non-U.S. REITs, non-U.S. preferred securities, infrastructure companies, some of which may be located in emerging markets, and an index-based ETF. The ETF in which the Fund invests may invest in high yield fixed-income securities, commonly referred to as "junk bonds."

-------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                           CUMULATIVE         AVERAGE ANNUAL
                                                                                          TOTAL RETURNS        TOTAL RETURNS
                                                         6 Months Ended  1 Year Ended  Inception (8/22/13)  Inception (8/22/13)
                                                            3/31/16        3/31/16         to 3/31/16           to 3/31/16
FUND PERFORMANCE
 NAV                                                         8.75%          -5.70%           -2.96%               -1.15%
 Market Price                                                7.61%          -6.21%           -3.45%               -1.34%

INDEX PERFORMANCE
 NASDAQ International Multi-Asset Diversified
    Income Index(SM)                                         9.88%          -4.31%            0.97%                0.37%
 MSCI World Index Ex-US                                      1.89%          -8.44%            0.75%                0.29%
 Dow Jones EPAC Select Dividend(TM) Index*                   6.55%          -8.76%           -3.51%               -1.36%
-------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 27.)


* The Dow Jones EPAC Select Dividend(TM) Index measures the performance of a selected group of companies, from non-U.S. developed markets (Europe, Pacific Asia, and Canada), that have provided relatively high dividend yields on a consistent basis over time.

-----------------------------
Nasdaq and NASDAQ International Multi-Asset Diversified Income Index(SM) are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by First Trust on behalf of the Fund. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                    66.33%
Utilities                                     19.99
Energy                                         8.73
Telecommunication Services                     1.89
Information Technology                         0.85
Consumer Discretionary                         0.78
Materials                                      0.78
Industrials                                    0.65
                                             ------
     Total                                   100.00%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Vanguard Emerging Markets
   Government Bond ETF                        18.74%
CEZ A.S.                                       1.69
Dream Office Real Estate
   Investment Trust                            1.60
Cominar Real Estate Investment Trust           1.37
Fortum OYJ                                     1.26
BCE, Inc., Series AK                           1.25
Standard Bank Group Ltd.                       1.21
Enbridge, Inc., Series B                       1.20
DUET Group                                     1.18
Enbridge, Inc., Series D                       1.18
                                             ------
     Total                                    30.68%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
COUNTRY ALLOCATION*                  LONG-TERM INVESTMENTS
-----------------------------------------------------------
Canada                                        26.22%
United States                                 18.74%
Australia                                     13.92%
Singapore                                      4.69%
United Kingdom                                 3.72%
Spain                                          3.46%
Hong Kong                                      3.28%
Taiwan                                         3.26%
Italy                                          3.01%
Thailand                                       2.36%
France                                         2.15%
Malaysia                                       1.83%
Czech Republic                                 1.69%
Chile                                          1.62%
China                                          1.46%
Finland                                        1.26%
South Africa                                   1.21%
Sweden                                         1.21%
Portugal                                       0.78%
Belgium                                        0.72%
Netherlands                                    0.64%
Japan                                          0.61%
Germany                                        0.58%
Austria                                        0.53%
New Zealand                                    0.40%
Switzerland                                    0.35%
South Korea                                    0.30%
                                             ------
     Total                                   100.00%
                                             ======

* Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV) (CONTINUED)

                                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                       AUGUST 22, 2013 - MARCH 31, 2016

            International Multi-Asset      NASDAQ International Multi-Asset  MSCI World   Dow Jones EPAC Select
            Diversified Income Index Fund  Diversified Income Index(SM)      Index Ex-US  Dividend (TM) Index
8/22/13     $10,000                        $10,000                           $10,000      $10,000
9/30/13      10,380                         10,424                            10,493       10,600
3/31/14      10,759                         10,883                            11,158       11,499
9/30/14      10,788                         10,991                            11,003       11,009
3/31/15      10,290                         10,552                            11,003       10,575
9/30/15       8,923                          9,189                             9,887        9,056
3/31/16       9,704                         10,096                            10,074        9,649

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 23, 2013 (commencement of trading) through March 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%     >=2.00%        0.49%      0.99%      1.99%     >=2.00%
8/23/13 - 9/30/13         17          1          0         0              8          0          0         0
10/1/13 - 9/30/14         47         89         55         2             41         17          1         0
10/1/14 - 9/30/15        105         98         18         1             23          3          4         0
10/1/15 - 3/31/16         36         15         12         3             12         31         16         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST HIGH INCOME ETF (FTHI)

The First Trust High Income ETF (the "Fund" or "FTHI") is an actively managed exchange-traded fund. The Fund's primary investment objective is to provide current income with a secondary objective to provide capital appreciation. The Fund invests primarily in U.S. equity securities of all market capitalizations, favoring high dividend-paying common stocks. The Fund also employs an "option strategy" in which it writes U.S. exchange-traded covered call options on the S&P 500(R) Index (the "Index"), in order to seek additional cash flow in the form of option premiums. These premiums may be distributed to shareholders on a monthly basis. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FTHI."

The Trust's Board of Trustees has approved the merger of First Trust Dividend and Income Fund ("FAV") into FTHI. FTHI will be the surviving fund. It is currently expected that the transaction will be consummated no later than October 31, 2016. Please see the Footnotes to the Financial Statements for more information.

PORTFOLIO MANAGEMENT TEAM

Portfolio management decisions are made under the direction of the First Trust Advisors Investment Committee. Daily decisions are made primarily by two investment committee members:

John Gambla, CFA, Senior Portfolio Manager
Rob A. Guttschow, CFA, Senior Portfolio Manager

---------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------------
                                                                                            CUMULATIVE         AVERAGE ANNUAL
                                                                                           TOTAL RETURNS        TOTAL RETURNS
                                                         6 Months Ended   1 Year Ended  Inception (1/6/14)   Inception (1/6/14)
                                                            3/31/16         3/31/16         to 3/31/16           to 3/31/16
FUND PERFORMANCE
 NAV                                                         6.70%           1.30%           10.60%                 4.62%
 Market Price                                                6.75%           1.30%           10.60%                 4.62%

INDEX PERFORMANCE
 CBOE S&P 500 BuyWrite Monthly Index*                        3.22%           2.72%           10.40%                 4.54%
 S&P 500(R) Index                                            8.49%           1.78%           18.17%                 7.77%
---------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 27.)


* The CBOE S&P 500 BuyWrite Monthly Index is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500(R) Index.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST HIGH INCOME ETF (FTHI) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Industrials                                   16.43%
Information Technology                        16.05
Consumer Discretionary                        15.85
Health Care                                   13.26
Consumer Staples                              11.18
Financials                                     7.26
Materials                                      6.22
Utilities                                      5.49
Telecommunication Services                     5.40
Energy                                         2.86
                                             ------
     Total                                   100.00%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Apple, Inc.                                    4.64%
BlackRock, Inc.                                2.69
Corrections Corp. of America                   2.67
General Electric Co.                           2.64
United Parcel Service, Inc., Class B           2.62
Duke Energy Corp.                              2.57
Verizon Communications, Inc.                   2.55
AT&T, Inc.                                     2.52
Johnson & Johnson                              2.48
Exxon Mobil Corp.                              2.46
                                             ------
     Total                                    27.84%
                                             ======


          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
               JANUARY 6, 2014 - MARCH 31, 2016

            First Trust High  CBOE S&P 500 BuyWrite  S&P 500(R)
            Income ETF        Monthly Index          Index
1/6/14      $10,000           $10,000                $10,000
3/31/14      10,093            10,250                 10,299
9/30/14      10,466            10,657                 10,960
3/31/15      10,918            10,748                 11,610
9/30/15      10,366            10,696                 10,893
3/31/16      11,060            11,040                 11,817

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK  MIDPOINT  VS.  NAV  THROUGH  MARCH  31,  2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 7, 2014 (commencement of trading) through March 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%     >=2.00%        0.49%      0.99%      1.99%     >=2.00%
1/7/14 - 9/30/14          85          1          0         0             98          1          0         0
10/1/14 - 9/30/15        117          3          1         3            125          3          0         0
10/1/15 - 3/31/16         62          0          1         0             62          0          0         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LOW BETA INCOME ETF (FTLB)

The First Trust Low Beta Income ETF (the "Fund" or "FTLB") is an actively managed exchange-traded fund. The Fund's investment objective is to provide current income. The Fund invests primarily in U.S. equity securities of all market capitalizations, favoring high dividend-paying common stocks. The Fund also employs an option strategy in which it writes U.S. exchange-traded covered call options on the S&P 500(R) Index (the "Index") in order to seek additional cash flow in the form of premiums on the options. Those premiums may be distributed to shareholders on a monthly basis or used to purchase U.S. exchange-traded put options on the Index that seek to provide the Fund with downside protection and which are expected to reduce the Fund's price sensitivity to declining markets. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FTLB."

PORTFOLIO MANAGEMENT TEAM

Portfolio management decisions are made under the direction of the First Trust Advisors Investment Committee. Daily decisions are made primarily by two investment committee members:

John Gambla, CFA, Senior Portfolio Manager
Rob A. Guttschow, CFA, Senior Portfolio Manager

------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------
                                                                                           CUMULATIVE         AVERAGE ANNUAL
                                                                                          TOTAL RETURNS       TOTAL RETURNS
                                                         6 Months Ended  1 Year Ended  Inception (1/6/14)   Inception (1/6/14)
                                                            3/31/16        3/31/16         to 3/31/16           to 3/31/16
FUND PERFORMANCE
 NAV                                                         5.27%          -0.08%            6.83%               3.00%
 Market Price                                                5.33%          -0.12%            6.89%               3.03%

INDEX PERFORMANCE
 CBOE S&P 500 95-110 Collar Index*                           2.03%          -4.79%            4.85%               2.15%
 S&P 500(R) Index                                            8.49%           1.78%           18.17%               7.77%
------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 27.)

* The CBOE S&P 500 95-110 Collar Index is designed to protect an investment in S&P 500(R) stocks against market declines. The passive collar strategy reflected by the index entails: holding the stocks in the S&P 500(R) Index; buying three-month S&P 500(R) put options to protect this S&P 500(R) portfolio from market decreases; and selling one-month S&P 500(R) call options to help finance the cost of the put options.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LOW BETA INCOME ETF (FTLB) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Industrials                                   16.44%
Information Technology                        16.06
Consumer Discretionary                        15.83
Health Care                                   13.27
Consumer Staples                              11.18
Financials                                     7.25
Materials                                      6.22
Utilities                                      5.49
Telecommunication Services                     5.40
Energy                                         2.86
                                             ------
     Total                                   100.00%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Apple, Inc.                                    4.63%
BlackRock, Inc.                                2.68
Corrections Corp. of America                   2.67
General Electric Co.                           2.64
United Parcel Service, Inc., Class B           2.62
Duke Energy Corp.                              2.57
Verizon Communications, Inc.                   2.54
AT&T, Inc.                                     2.52
Johnson & Johnson                              2.48
Exxon Mobil Corp.                              2.46
                                             ------
     Total                                    27.81%
                                             ======


           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                JANUARY 6, 2014 - MARCH 31, 2016

            First Trust Low Beta  CBOE S&P 500         S&P 500(R)
            Income ETF            95-110 Collar Index  Index
1/6/14      $10,000               $10,000              $10,000
3/31/14      10,053                10,203               10,299
9/30/14      10,383                10,697               10,960
3/31/15      10,691                11,013               11,610
9/30/15      10,148                10,277               10,893
3/31/16      10,683                10,486               11,817

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 7, 2014 (commencement of trading) through March 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%     >=2.00%        0.49%      0.99%      1.99%     >=2.00%
1/7/14 - 9/30/14          88          3          3         0             81         10          0         0
10/1/14 - 9/30/15        128          6          1         0            113          4          0         0
10/1/15 - 3/31/16         67          5          0         5             48          0          0         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST  TRUST  NASDAQ RISING DIVIDEND ACHIEVERS ETF (RDVY)

The First Trust NASDAQ Rising Dividend Achievers ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the fees and expenses) of the NASDAQ U.S. Rising Dividend Achievers Index (the "Index"). The Fund normally invests at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in securities that comprise the Index. The Index is composed of the securities of 50 companies with a history of raising their dividends that exhibit the characteristics to continue to do so in the future. The Index is designed to provide access to a diversified portfolio of small-, mid- and large-capitalization income-producing securities. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "RDVY."

------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------
                                                                                           CUMULATIVE         AVERAGE ANNUAL
                                                                                          TOTAL RETURNS       TOTAL RETURNS
                                                         6 Months Ended  1 Year Ended  Inception (1/6/14)   Inception (1/6/14)
                                                            3/31/16        3/31/16         to 3/31/16           to 3/31/16
FUND PERFORMANCE
 NAV                                                          4.16%         -3.82%            9.70%                4.23%
 Market Price                                                 4.11%         -3.87%            9.64%                4.21%

INDEX PERFORMANCE
 NASDAQ U.S. Rising Dividend Achievers Index                  4.49%         -3.30%           10.95%                4.77%
 Dow Jones U.S. Select Dividend Index(SM)*                   14.41%          8.87%           26.41%               11.08%
------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 27.)

* The Dow Jones U.S. Select Dividend Index(SM) represents 100 of the United States' leading stocks by dividend yield.

-----------------------------
Nasdaq and NASDAQ U.S. Rising Dividend Achievers Index are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ RISING DIVIDEND ACHIEVERS ETF (RDVY) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                    29.49%
Information Technology                        28.71
Industrials                                   13.85
Consumer Discretionary                        12.05
Health Care                                   10.09
Energy                                         1.98
Materials                                      1.92
Consumer Staples                               1.91
                                             ------
     Total                                   100.00%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Computer Sciences Corp.                        2.20%
Accenture PLC, Class A                         2.15
Motorola Solutions, Inc.                       2.09
Lam Research Corp.                             2.09
Applied Materials, Inc.                        2.08
Everest Re Group, Ltd.                         2.07
Amgen, Inc.                                    2.07
GameStop Corp.                                 2.07
Apple, Inc.                                    2.07
Omnicom Group, Inc.                            2.06
                                             ------
     Total                                    20.95%
                                             ======


                     PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                           JANUARY 6, 2014 - MARCH 31, 2016

            First Trust Rising NASDAQ  NASDAQ U.S. Rising        Dow Jones U.S. Select
            Dividend Achievers ETF     Dividend Achievers Index  Dividend Index(SM)
1/6/14      $10,000                    $10,000                   $10,000
3/31/14      10,204                     10,220                    10,543
9/30/14      10,688                     10,731                    10,807
3/31/15      11,406                     11,473                    11,611
9/30/15      10,531                     10,618                    11,049
3/31/16      10,969                     11,095                    12,641

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK  MIDPOINT  VS.  NAV  THROUGH  MARCH  31,  2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 7, 2014 (commencement of trading) through March 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%     >=2.00%        0.49%      0.99%      1.99%     >=2.00%
1/7/14 - 9/30/14         123          4          1         0             55          2          0         0
10/1/14 - 9/30/15        155          6          0         0             91          0          0         0
10/1/15 - 3/31/16         84          2          0         0             39          0          0         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DORSEY WRIGHT FOCUS 5 ETF (FV)

The First Trust Dorsey Wright Focus 5 ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an index called the Dorsey Wright Focus Five Index (the "Index"). The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in the exchange-traded funds ("ETFs") that comprise the Index. The ETFs in which the Fund invests are advised by First Trust Advisors L.P. ("First Trust"), the Fund's investment advisor. The Index is constructed pursuant to Dorsey, Wright & Associates LLC's (the "Index Provider") proprietary methodology, which takes into account the performance of each of the First Trust sector-based ETFs relative to one another. The Index is designed to provide targeted exposure to the five First Trust sector-based ETFs that the Index Provider believes offer the greatest potential to outperform the other ETFs in the selection universe and that satisfy certain trading volume and liquidity requirements. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FV."

-------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                           CUMULATIVE         AVERAGE ANNUAL
                                                                                          TOTAL RETURNS        TOTAL RETURNS
                                                         6 Months Ended  1 Year Ended  Inception (3/5/14)   Inception (3/5/14)
                                                            3/31/16        3/31/16         to 3/31/16           to 3/31/16
FUND PERFORMANCE
 NAV                                                         -1.19%         -9.71%            8.31%                3.93%
 Market Price                                                -1.23%        -10.01%            8.26%                3.90%

INDEX PERFORMANCE
 Dorsey Wright Focus Five Index                              -0.64%         -9.06%            9.43%                4.45%
 S&P 500(R) Index                                             8.49%          1.78%           14.79%                6.89%
-------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 27.)

-----------------------------
The Fund is not sponsored, endorsed, sold or promoted by Dorsey, Wright & Associates LLC ("Dorsey Wright"). Dorsey Wright makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. Dorsey Wright's only relationship to First Trust is the licensing of certain trademarks and trade names of Dorsey Wright and of the Index, which is determined, composed and calculated by Dorsey Wright without regard to First Trust or the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DORSEY WRIGHT FOCUS 5 ETF (FV) (CONTINUED)

            PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                  MARCH 5, 2014 - MARCH 31, 2016

            First Trust Dorsey Wright  Dorsey Wright     S&P 500(R)
            Focus 5 ETF                Focus Five Index  Index
3/5/14      $10,000                    $10,000           $10,000
3/31/14       9,421                      9,416            10,004
9/30/14      10,191                     10,208            10,647
3/31/15      11,995                     12,033            11,278
9/30/15      10,961                     11,013            10,581
3/31/16      10,830                     10,943            11,479

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period March 6, 2014 (commencement of trading) through March 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%     >=2.00%        0.49%      0.99%      1.99%     >=2.00%
3/6/14 - 9/30/14         131          0          0         0             14          0          0         0
10/1/14 - 9/30/15        155         11          0         1             78          7          0         0
10/1/15 - 3/31/16         77          0          0         0             48          0          0         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST RBA AMERICAN INDUSTRIAL RENAISSANCE(R) ETF (AIRR)

The First Trust RBA American Industrial Renaissance(R) ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an index called the Richard Bernstein Advisors American Industrial Renaissance(R) Index (the "Index"). The Fund normally invests at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. equity securities that comprise the Index. The Index is designed to measure the performance of small- and mid-cap U.S. companies in the industrial and community banking sectors. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "AIRR."

-------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                           CUMULATIVE         AVERAGE ANNUAL
                                                                                          TOTAL RETURNS        TOTAL RETURNS
                                                         6 Months Ended  1 Year Ended  Inception (3/10/14)  Inception (3/10/14)
                                                            3/31/16         3/31/16        to 3/31/16           to 3/31/16
FUND PERFORMANCE
 NAV                                                         15.07%         -7.19%           -11.32%              -5.67%
 Market Price                                                15.30%         -7.28%           -11.32%              -5.67%

INDEX PERFORMANCE
 Richard Bernstein Advisors American Industrial
    Renaissance(R) Index                                     15.53%         -6.25%            -9.72%              -4.85%
 S&P 500(R) Index                                             8.49%          1.78%            14.55%               6.82%
 S&P 500(R) Industrials Index                                13.38%          3.21%            11.72%               5.53%
-------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 27.)

-----------------------------
The Fund is not sponsored, endorsed, sold or promoted by Richard Bernstein Advisors ("RBA" or "Licensor"). RBA makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. RBA's only relationship to First Trust is the licensing of certain trademarks and trade names of RBA and of the Index, which is determined, composed and calculated by RBA without regard to First Trust or the Fund. Licensor has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining, composing or calculating the Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. Licensor has no obligation or liability in connection with the administration, marketing or trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST RBA AMERICAN INDUSTRIAL RENAISSANCE(R) ETF (AIRR) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Industrials                                   95.65%
Financials                                     4.35
                                             ------
     Total                                   100.00%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
PowerSecure International, Inc.                4.33%
US Ecology, Inc.                               4.08
MYR Group, Inc.                                3.78
MasTec, Inc.                                   3.77
Douglas Dynamics, Inc.                         3.70
Quanta Services, Inc.                          3.70
Granite Construction, Inc.                     3.65
Tetra Tech, Inc.                               3.64
Global Brass & Cooper Holdings, Inc.           3.63
Wabash National Corp.                          3.63
                                             ------
     Total                                    37.91%
                                             ======


                                 PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                       MARCH 10, 2014 - MARCH 31, 2016

            First Trust RBA American       Richard Bernstein Advisors American  S&P 500(R)  S&P 500(R)
            Industrial Renaissance(R) ETF  Industrial Renaissance(R) Index      Index       Industrials Index
3/10/14     $10,000                        $10,000                              $10,000     $10,000
3/31/14       9,805                          9,810                                9,983       9,955
9/30/14       9,163                          9,197                               10,624      10,226
3/31/15       9,555                          9,630                               11,254      10,824
9/30/15       7,706                          7,815                               10,559       9,853
3/31/16       8,867                          9,029                               11,455      11,172

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period March 11, 2014 (commencement of trading) through March 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%     >=2.00%        0.49%      0.99%      1.99%     >=2.00%
3/11/14 - 9/30/14        104          4          0         0             31          3          0         0
10/1/14 - 9/30/15        127          5          0         0            116          4          0         0
10/1/15 - 3/31/16         47          0          0         0             78          0          0         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST RBA QUALITY INCOME ETF (QINC)

The First Trust RBA Quality Income ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an index called the Richard Bernstein Advisors Quality Income Index (the "Index"). The Fund normally invests at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. and non-U.S., including emerging market, equity securities that comprise the Index. The non-U.S. equity securities may include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") or other depositary receipts. The Index is designed to provide access to a diversified portfolio of small-, mid- and large-capitalization income-producing equity securities. The Index is focused on total return through a combination of dividend income and capital appreciation. The Index attempts to control the risks associated with investing in higher-yielding stocks, yet maintain attractive current income. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "QINC."

-------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                           CUMULATIVE         AVERAGE ANNUAL
                                                                                          TOTAL RETURNS        TOTAL RETURNS
                                                         6 Months Ended  1 Year Ended  Inception (3/10/14)  Inception (3/10/14)
                                                            3/31/16        3/31/16         to 3/31/16           to 3/31/16
FUND PERFORMANCE
 NAV                                                          9.21%         2.77%            14.31%                6.72%
 Market Price                                                 9.61%         2.44%            14.11%                6.63%

INDEX PERFORMANCE
 Richard Bernstein Advisors Quality Income Index              9.67%         3.64%            16.30%                7.62%
 S&P 500(R) Index                                             8.49%         1.78%            14.55%                6.82%
 Dow Jones U.S. Select Dividend Index(SM)*                   14.41%         8.87%            23.04%               10.60%
-------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 27.)


* The Dow Jones U.S. Select Dividend Index(SM) represents 100 of the United States' leading stocks by dividend yield.

-----------------------------
The Fund is not sponsored, endorsed, sold or promoted by Richard Bernstein Advisors ("RBA" or "Licensor"). RBA makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. RBA's only relationship to First Trust is the licensing of certain trademarks and trade names of RBA and of the Index, which is determined, composed and calculated by RBA without regard to First Trust or the Fund. Licensor has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining, composing or calculating the Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. Licensor has no obligation or liability in connection with the administration, marketing or trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST RBA QUALITY INCOME ETF (QINC) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                    29.84%
Utilities                                     23.57
Industrials                                   15.52
Consumer Discretionary                        13.11
Health Care                                    4.94
Materials                                      4.44
Information Technology                         3.96
Consumer Staples                               2.46
Telecommunication Services                     2.16
                                             ------
     Total                                   100.00%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Reliance Steel & Aluminum Co.                  2.24%
Sonoco Products Co.                            2.20
Genuine Parts Co.                              2.19
Fastenal Co.                                   2.19
Cracker Barrel Old Country Store, Inc.         2.18
Emerson Electric Co.                           2.16
TELUS Corp.                                    2.16
Public Service Enterprise Group, Inc.          2.15
Vectren Corp.                                  2.14
FirstMerit Corp.                               2.14
                                             ------
     Total                                    21.75%
                                             ======


                           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                 MARCH 10, 2014 - MARCH 31, 2016

            First Trust RBA Quality  Richard Bernstein Advisors  S&P 500(R)  Dow Jones U.S. Select
            Income ETF               Quality Income Index        Index       Dividend Index(SM)
3/10/14     $10,000                  $10,000                     $10,000     $10,000
3/31/14      10,170                   10,172                       9,983      10,262
9/30/14      10,114                   10,162                      10,624      10,520
3/31/15      11,123                   11,222                      11,254      11,302
9/30/15      10,467                   10,605                      10,558      10,755
3/31/16      11,431                   11,630                      11,455      12,305

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period March 11, 2014 (commencement of trading) through March 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%     >=2.00%        0.49%      0.99%      1.99%     >=2.00%
3/11/14 - 9/30/14         87          3          0         0             49          3          0         0
10/1/14 - 9/30/15        174          6          0         0             64          8          0         0
10/1/15 - 3/31/16         81          0          0         0             43          1          0         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DORSEY WRIGHT INTERNATIONAL FOCUS 5 ETF (IFV)

The First Trust Dorsey Wright International Focus 5 ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an index called the Dorsey Wright International Focus Five Index (the "Index"). The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in the exchange-traded funds ("ETFs") that comprise the Index. The ETFs in which the Fund invests are advised by First Trust Advisors L.P. ("First Trust"), the Fund's investment advisor. The Index is constructed pursuant to Dorsey, Wright & Associates LLC's (the "Index Provider") proprietary methodology, which takes into account the performance of each of the First Trust international ETFs relative to one another. The Index is designed to provide targeted exposure to the five First Trust international ETFs that the Index Provider believes offer the greatest potential to outperform the other ETFs in the selection universe. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "IFV."

-------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                           CUMULATIVE         AVERAGE ANNUAL
                                                                                          TOTAL RETURNS        TOTAL RETURNS
                                                         6 Months Ended  1 Year Ended  Inception (7/22/14)  Inception (7/22/14)
                                                            3/31/16        3/31/16         to 3/31/16           to 3/31/16
FUND PERFORMANCE
 NAV                                                         0.96%         -10.31%           -13.22%              -8.04%
 Market Price                                                0.84%         -10.35%           -13.22%              -8.04%

INDEX PERFORMANCE
 Dorsey Wright International Focus Five Index                1.15%         -10.00%           -14.76%              -9.02%
 MSCI All Country World Ex-US Index                          2.86%          -9.19%           -14.65%              -8.95%
-------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 27.)

-----------------------------
The Fund is not sponsored, endorsed, sold or promoted by Dorsey, Wright & Associates LLC ("Dorsey Wright"). Dorsey Wright makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. Dorsey Wright's only relationship to First Trust is the licensing of certain trademarks and trade names of Dorsey Wright and of the Index, which is determined, composed and calculated by Dorsey Wright without regard to First Trust or the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DORSEY WRIGHT INTERNATIONAL FOCUS 5 ETF (IFV) (CONTINUED)

                        PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                              JULY 22, 2014 - MARCH 31, 2016

            First Trust Dorsey Wright     Dorsey Wright International     MSCI All Country
            International Focus 5 ETF     Focus Five Index                World Ex-US Index
7/22/14     $10,000                       $10,000                         $10,000
9/30/14       9,243                         9,219                           9,446
3/31/15       9,675                         9,622                           9,398
9/30/15       8,596                         8,625                           8,298
3/31/16       8,678                         8,524                           8,535

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period July 23, 2014 (commencement of trading) through March 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%     >=2.00%        0.49%      0.99%      1.99%     >=2.00%
7/23/14 - 9/30/14         40          1          0         0               8         0          0         0
10/1/14 - 9/30/15        185          8          0         0              58         1          0         0
10/1/15 - 3/31/16         72          0          0         0              53         0          0         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DORSEY WRIGHT DYNAMIC FOCUS 5 ETF (FVC)

The First Trust Dorsey Wright Dynamic Focus 5 ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an index called the Dorsey Wright Dynamic Focus Five Index (the "Index"). The Fund will normally invest at least 80% of its total assets (including investment borrowings) in the exchange-traded funds ("ETFs") and cash equivalents that comprise the Index. The cash equivalents in which the Fund may invest (the "Cash Proxy") are 1- to 3-month U.S. Treasury Bills representing the component securities of a cash equivalent index (the Nasdaq US T-Bill Index (the "Cash Index")) that is a component of the Index. The ETFs in which the Fund invests are advised by First Trust Advisors L.P. ("First Trust"), the Fund's investment advisor. The Index is constructed pursuant to Dorsey, Wright & Associates LLC's (the "Index Provider") proprietary methodology, which takes into account the performance of each of the First Trust sector and industry-based ETFs relative to one another. The Cash Index is also evaluated and its inclusion and weight in the Index is adjusted based upon its rank relative to the selection universe of sector and industry-based ETFs chosen by the Index. The Index is designed to provide targeted exposure to the five First Trust sector and industry-based ETFs that the Index determines offer the greatest potential to outperform the other First Trust Sector and Industry-based ETFs and that satisfy certain trading volume and liquidity requirements. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FVC."

-------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                CUMULATIVE
                                                                                                               TOTAL RETURNS
                                                                                                            Inception (3/17/16)
                                                                                                                to 3/31/16
FUND PERFORMANCE
 NAV                                                                                                               0.90%
 Market Price                                                                                                      0.95%

INDEX PERFORMANCE
 Dorsey Wright Dynamic Focus Five Index                                                                            0.94%
 S&P 500(R) Index                                                                                                  0.99%
-------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 27.)

-----------------------------
The Fund is not sponsored, endorsed, sold or promoted by Dorsey, Wright & Associates LLC ("Dorsey Wright"). Dorsey Wright makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. Dorsey Wright's only relationship to First Trust is the licensing of certain trademarks and trade names of Dorsey Wright and of the Index, which is determined, composed and calculated by Dorsey Wright without regard to First Trust or the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DORSEY WRIGHT DYNAMIC FOCUS 5 ETF (FVC) (CONTINUED)

              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                    MARCH 17, 2016 - MARCH 31, 2016

            First Trust Dorsey Wright  Dorsey Wright Dynamic  S&P 500(R)
            Dynamic Focus 5 ETF        Focus Five Index       Index
3/17/16     $10,000                    $10,000                $10,000
3/31/16      10,090                     10,094                 10,099

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period March 18, 2016 (commencement of trading) through March 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%     >=2.00%        0.49%      0.99%      1.99%     >=2.00%
3/18/16 - 3/31/16          9          0          0         0              1          0          0         0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

FIRST TRUST EXCHANGE-TRADED FUND VI

UNDERSTANDING YOUR FUND EXPENSES
MARCH 31, 2016 (UNAUDITED)

As a shareholder of First Trust NASDAQ Technology Dividend Index Fund, Multi-Asset Diversified Income Index Fund, International Multi-Asset Diversified Income Index Fund, First Trust High Income ETF, First Trust Low Beta Income ETF, First Trust NASDAQ Rising Dividend Achievers ETF, First Trust Dorsey Wright Focus 5 ETF, First Trust RBA American Industrial Renaissance(R) ETF, First Trust RBA Quality Income ETF, First Trust Dorsey Wright International Focus 5 ETF, or First Trust Dorsey Wright Dynamic Focus 5 ETF (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended March 31, 2016.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

---------------------------------------------------------------------------------------------------------------------------
                                                                                         ANNUALIZED
                                                                                       EXPENSE RATIO       EXPENSES PAID
                                                     BEGINNING           ENDING         BASED ON THE         DURING THE
                                                   ACCOUNT VALUE     ACCOUNT VALUE       SIX-MONTH           SIX-MONTH
                                                  OCTOBER 1, 2015    MARCH 31, 2016        PERIOD            PERIOD (a)
---------------------------------------------------------------------------------------------------------------------------
FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND (TDIV)
Actual                                               $1,000.00         $1,126.80           0.50%               $2.66
Hypothetical (5% return before expenses)             $1,000.00         $1,022.50           0.50%               $2.53

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)
Actual                                               $1,000.00         $1,045.20           0.49%               $2.51
Hypothetical (5% return before expenses)             $1,000.00         $1,022.55           0.49%               $2.48

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
Actual                                               $1,000.00         $1,087.50           0.70%               $3.65
Hypothetical (5% return before expenses)             $1,000.00         $1,021.50           0.70%               $3.54

FIRST TRUST EXCHANGE-TRADED FUND VI

MARCH 31, 2016 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
                                                                                         ANNUALIZED
                                                                                       EXPENSE RATIO       EXPENSES PAID
                                                     BEGINNING           ENDING         BASED ON THE         DURING THE
                                                   ACCOUNT VALUE     ACCOUNT VALUE       SIX-MONTH           SIX-MONTH
                                                  OCTOBER 1, 2015    MARCH 31, 2016        PERIOD            PERIOD (a)
---------------------------------------------------------------------------------------------------------------------------
FIRST TRUST HIGH INCOME ETF (FTHI)
Actual                                               $1,000.00         $1,067.00           0.85%               $4.39
Hypothetical (5% return before expenses)             $1,000.00         $1,020.75           0.85%               $4.29

FIRST TRUST LOW BETA INCOME ETF (FTLB)
Actual                                               $1,000.00         $1,052.70           0.85%               $4.36
Hypothetical (5% return before expenses)             $1,000.00         $1,020.75           0.85%               $4.29

FIRST TRUST NASDAQ RISING DIVIDEND ACHIEVERS ETF (RDVY)
Actual                                               $1,000.00         $1,041.60           0.50%               $2.55
Hypothetical (5% return before expenses)             $1,000.00         $1,022.50           0.50%               $2.53

FIRST TRUST DORSEY WRIGHT FOCUS 5 ETF (FV)
Actual                                               $1,000.00          $ 988.10           0.30%               $1.49
Hypothetical (5% return before expenses)             $1,000.00         $1,023.50           0.30%               $1.52

FIRST TRUST RBA AMERICAN INDUSTRIAL RENAISSANCE(R) ETF (AIRR)
Actual                                               $1,000.00         $1,150.70           0.70%               $3.76
Hypothetical (5% return before expenses)             $1,000.00         $1,021.50           0.70%               $3.54

FIRST TRUST RBA QUALITY INCOME ETF (QINC)
Actual                                               $1,000.00         $1,092.10           0.70%               $3.66
Hypothetical (5% return before expenses)             $1,000.00         $1,021.50           0.70%               $3.54

FIRST TRUST DORSEY WRIGHT INTERNATIONAL FOCUS 5 ETF (IFV)
Actual                                               $1,000.00         $1,009.60           0.30%               $1.51
Hypothetical (5% return before expenses)             $1,000.00         $1,023.50           0.30%               $1.52


---------------------------------------------------------------------------------------------------------------------------
                                                                                        ANNUALIZED         EXPENSES PAID
                                                                                       EXPENSE RATIO     DURING THE PERIOD
                                                     BEGINNING           ENDING        BASED ON THE      MARCH 17, 2016 (b)
                                                   ACCOUNT VALUE     ACCOUNT VALUE       SIX-MONTH               TO
                                                  MARCH 17, 2016     MARCH 31, 2016       PERIOD         MARCH 31, 2016 (c)
---------------------------------------------------------------------------------------------------------------------------
FIRST TRUST DORSEY WRIGHT DYNAMIC FOCUS 5 ETF (FVC)
Actual                                               $1,000.00         $1,009.00           0.30%               $0.12
Hypothetical (5% return before expenses)             $1,000.00         $1,023.50           0.30%               $1.52


(a) Expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (October 1, 2015 through March 31, 2016), multiplied by 183/366 (to reflect the one-half year period).

(b)   Inception date.

(c) Actual expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (March 17, 2016 through March 31, 2016), multiplied by 15/366. Hypothetical expenses are assumed for the most recent half-year period.

FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND (TDIV)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2016 (UNAUDITED)

SHARES      DESCRIPTION                             VALUE
----------  -----------------------------------  ------------
COMMON STOCKS -- 99.8%
            COMMERCIAL SERVICES & SUPPLIES
               -- 0.6%
    87,852  Pitney Bowes, Inc.                   $  1,892,332
    37,346  West Corp.                                852,236
                                                 ------------
                                                    2,744,568
                                                 ------------
            COMMUNICATIONS EQUIPMENT
               -- 9.9%
    10,497  ADTRAN, Inc.                              212,249
    76,043  Brocade Communications
               Systems, Inc.                          804,535
 1,375,453  Cisco Systems, Inc.                    39,159,147
    34,344  Harris Corp.                            2,674,024
     6,238  InterDigital, Inc.                        347,145
    68,652  Juniper Networks, Inc.                  1,751,312
    37,587  Motorola Solutions, Inc.                2,845,336
   116,981  Nokia OYJ, ADR                            691,358
     5,966  Plantronics, Inc.                         233,807
                                                 ------------
                                                   48,718,913
                                                 ------------
            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 13.7%
   243,636  AT&T, Inc.                              9,543,222
    18,859  Atlantic Tele-Network, Inc.             1,430,078
   208,774  BCE, Inc.                               9,507,568
    54,621  BT Group PLC, ADR                       1,752,242
   294,290  CenturyLink, Inc.                       9,405,508
    18,289  Cogent Communications Group,
               Inc.                                   713,820
   231,287  Consolidated Communications
               Holdings, Inc.                       5,957,953
 1,664,019  Frontier Communications Corp.           9,301,866
    13,247  Inteliquent, Inc.                         212,614
   308,934  TELUS Corp.                            10,049,623
   177,456  Verizon Communications, Inc.            9,596,821
                                                 ------------
                                                   67,471,315
                                                 ------------
            ELECTRONIC EQUIPMENT,
               INSTRUMENTS & COMPONENTS
               -- 1.5%
    14,557  CDW Corp.                                 604,115
   323,418  Corning, Inc.                           6,756,202
     3,040  SYNNEX Corp.                              281,474
                                                 ------------
                                                    7,641,791
                                                 ------------
            HEALTH CARE TECHNOLOGY -- 0.2%
     6,717  Computer Programs & Systems, Inc.         350,090
    30,369  Quality Systems, Inc.                     462,824
                                                 ------------
                                                      812,914
                                                 ------------
            HOUSEHOLD DURABLES -- 0.8%
   104,302  Garmin Ltd.                             4,167,908
                                                 ------------
            INTERNET SOFTWARE & SERVICES
               -- 0.6%
   254,888  EarthLink Holdings Corp.                1,445,215
    26,215  IAC/InterActive Corp.                   1,234,202
     8,965  j2 Global, Inc.                           552,065
                                                 ------------
                                                    3,231,482
                                                 ------------


SHARES      DESCRIPTION                             VALUE
----------  -----------------------------------  ------------
            IT SERVICES -- 9.7%
    19,959  Amdocs Ltd.                          $  1,205,923
     6,606  CSG Systems International, Inc.           298,327
     4,283  DST Systems, Inc.                         482,994
     4,296  Forrester Research, Inc.                  144,388
    97,723  Infosys Ltd., ADR                       1,858,691
   274,818  International Business Machines
               Corp.                               41,621,186
    23,681  Leidos Holdings, Inc.                   1,191,628
    13,652  Science Applications
               International Corp.                    728,198
     8,793  Wipro Ltd., ADR                           110,616
                                                 ------------
                                                   47,641,951
                                                 ------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 26.6%
    70,083  Advanced Semiconductor
               Engineering, Inc., ADR                 409,986
   103,719  Analog Devices, Inc.                    6,139,128
   265,575  Applied Materials, Inc.                 5,624,879
     9,826  ARM Holdings PLC, ADR                     429,298
    37,502  Broadcom Ltd.                           5,794,059
    31,110  Brooks Automation, Inc.                   323,544
   203,943  Cypress Semiconductor Corp.             1,766,146
    35,951  Himax Technologies, Inc., ADR             404,089
 1,216,944  Intel Corp.                            39,368,138
    55,294  Intersil Corp., Class A                   739,281
    25,940  Lam Research Corp.                      2,142,644
    72,956  Linear Technology Corp.                 3,250,919
   144,127  Marvell Technology Group Ltd.           1,485,949
   108,714  Maxim Integrated Products, Inc.         3,998,501
    72,605  Microchip Technology, Inc.              3,499,561
    12,103  MKS Instruments, Inc.                     455,678
     6,033  Monolithic Power Systems, Inc.            383,940
    75,084  NVIDIA Corp.                            2,675,243
     3,333  Power Integrations, Inc.                  165,517
   354,493  QUALCOMM, Inc.                         18,128,772
     6,867  Silicon Motion Technology
               Corp., ADR                             266,508
    24,928  Skyworks Solutions, Inc.                1,941,891
   364,796  Taiwan Semiconductor
               Manufacturing Co., Ltd., ADR         9,557,655
    28,479  Teradyne, Inc.                            614,862
    15,126  Tessera Technologies, Inc.                468,906
   302,512  Texas Instruments, Inc.                17,370,239
    73,153  Xilinx, Inc.                            3,469,647
                                                 ------------
                                                  130,874,980
                                                 ------------
            SOFTWARE -- 15.3%
     4,419  Blackbaud, Inc.                           277,911
   157,657  CA, Inc.                                4,854,259
    18,972  CDK Global, Inc.                          883,146
     2,958  Ebix, Inc.                                120,657
    32,390  Intuit, Inc.                            3,368,884
    14,993  Mentor Graphics Corp.                     304,808
   707,731  Microsoft Corp.                        39,087,983
     7,481  Monotype Imaging Holdings, Inc.           178,945


Page 30                 See Notes to Financial Statements

FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND (TDIV)

MARCH 31, 2016 (UNAUDITED)

SHARES      DESCRIPTION                             VALUE
----------  -----------------------------------  ------------
COMMON STOCKS (CONTINUED)
            SOFTWARE (CONTINUED)
     4,477  NICE Systems Ltd., ADR               $    290,065
    20,844  Open Text Corp.                         1,079,719
   489,524  Oracle Corp.                           20,026,427
     4,165  Pegasystems, Inc.                         105,708
     9,386  SS&C Technologies Holdings,
               Inc.                                   595,260
   224,547  Symantec Corp.                          4,127,174
                                                 ------------
                                                   75,300,946
                                                 ------------
            TECHNOLOGY HARDWARE, STORAGE
               & PERIPHERALS -- 15.0%
   372,421  Apple, Inc.                            40,590,165
    33,440  Diebold, Inc.                             966,750
 1,138,225  HP, Inc.                               14,022,932
    31,862  Lexmark International, Inc.,
               Class A                              1,065,147
    60,302  Logitech International SA                 959,405
    91,934  NetApp, Inc.                            2,508,879
   235,646  Seagate Technology PLC                  8,118,005
   118,498  Western Digital Corp.                   5,597,845
                                                 ------------
                                                   73,829,128
                                                 ------------
            WIRELESS TELECOMMUNICATION
               SERVICES -- 5.9%
   243,636  Rogers Communications, Inc.,
               Class B                              9,750,313
    33,353  Shenandoah Telecommunications
               Co.                                    892,193
   148,426  Telephone & Data Systems, Inc.          4,466,138
   850,012  Turkcell Iletisim Hizmetleri AS,
               ADR                                  8,933,626
 1,201,492  VimpelCom Ltd., ADR                     5,118,356
                                                 ------------
                                                   29,160,626
                                                 ------------
            TOTAL INVESTMENTS -- 99.8%            491,596,522
            (Cost $481,906,917) (a)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.2%                    927,212
                                                 ------------
            NET ASSETS -- 100.0%                 $492,523,734
                                                 ============


(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $37,987,434 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $28,297,829.

ADR   American Depositary Receipt

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2016 is as follows (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements):

                                                        LEVEL 2      LEVEL 3
                             TOTAL        LEVEL 1     SIGNIFICANT  SIGNIFICANT
                            VALUE AT       QUOTED     OBSERVABLE   UNOBSERVABLE
INVESTMENTS                3/31/2016       PRICES       INPUTS        INPUTS
-------------------------------------------------------------------------------
Common Stocks*            $491,596,522  $491,596,522  $        --  $         --
                          =====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2016.


                        See Notes to Financial Statements                Page 31

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2016 (UNAUDITED)

 SHARES/
  UNITS                                          DESCRIPTION                                            VALUE
----------  --------------------------------------------------------------------------------------  -------------
MASTER LIMITED PARTNERSHIPS -- 22.0%
            ENERGY EQUIPMENT & SERVICES -- 2.5%
 1,766,426  Archrock Partners, L.P................................................................  $  19,572,000
                                                                                                    -------------
            OIL, GAS & CONSUMABLE FUELS -- 19.5%
   893,970  Alon USA Partners, L.P................................................................     11,755,705
   159,397  Boardwalk Pipeline Partners, L.P......................................................      2,349,512
    66,625  Buckeye Partners, L.P.................................................................      4,526,503
   146,262  Cheniere Energy Partners, L.P.........................................................      4,218,196
   462,411  DCP Midstream Partners, L.P...........................................................     12,591,452
   411,282  Enbridge Energy Partners, L.P.........................................................      7,534,686
   279,115  Energy Transfer Partners, L.P.........................................................      9,026,579
   757,934  EnLink Midstream Partners, L.P........................................................      9,148,263
   147,850  Enterprise Products Partners, L.P.....................................................      3,640,067
    29,181  EQT Midstream Partners, L.P...........................................................      2,171,942
   187,695  Genesis Energy, L.P...................................................................      5,966,824
   156,230  Holly Energy Partners, L.P............................................................      5,285,261
    36,263  Magellan Midstream Partners, L.P......................................................      2,494,894
   649,702  Martin Midstream Partners, L.P........................................................     13,046,016
   350,786  Northern Tier Energy, L.P.............................................................      8,268,026
   208,185  NuStar Energy, L.P....................................................................      8,410,674
   212,350  ONEOK Partners, L.P...................................................................      6,667,790
   331,973  Plains All American Pipeline, L.P.....................................................      6,961,474
    67,605  Spectra Energy Partners, L.P..........................................................      3,253,153
   168,761  Sunoco Logistics Partners, L.P........................................................      4,230,838
    99,009  TC Pipelines, L.P.....................................................................      4,774,214
    86,056  Tesoro Logistics, L.P.................................................................      3,929,317
   135,172  Transmontaigne Partners, L.P..........................................................      4,954,054
   128,485  Western Gas Partners, L.P.............................................................      5,577,534
                                                                                                    -------------
                                                                                                      150,782,974
                                                                                                    -------------
            TOTAL MASTER LIMITED PARTNERSHIPS.....................................................    170,354,974
            (Cost $195,182,186)                                                                     -------------

COMMON STOCKS -- 20.0%

            AUTOMOBILES -- 0.5%
   264,570  Ford Motor Co.........................................................................      3,571,695
                                                                                                    -------------
            BANKS -- 3.7%
    60,297  Cullen/Frost Bankers, Inc.............................................................      3,322,968
   213,652  FNB Corp..............................................................................      2,779,612
   229,940  Old National Bancorp..................................................................      2,802,969
   111,508  PacWest Bancorp.......................................................................      4,142,522
   210,193  People's United Financial, Inc........................................................      3,348,374
   127,976  Trustmark Corp........................................................................      2,947,287
   187,510  Umpqua Holdings Corp..................................................................      2,973,909
    72,208  United Bankshares, Inc................................................................      2,650,034
   365,912  Valley National Bancorp...............................................................      3,490,800
                                                                                                    -------------
                                                                                                       28,458,475
                                                                                                    -------------
            CAPITAL MARKETS -- 0.9%
    99,518  Federated Investors, Inc., Class B....................................................      2,871,095
   179,356  Waddell & Reed Financial, Inc., Class A...............................................      4,222,040
                                                                                                    -------------
                                                                                                        7,093,135
                                                                                                    -------------
            CHEMICALS -- 0.4%
    55,487  Dow Chemical Co.......................................................................      2,822,069
                                                                                                    -------------
            COMMERCIAL SERVICES & SUPPLIES -- 1.1%
   139,232  Pitney Bowes, Inc.....................................................................      2,999,057
   323,010  RR Donnelley & Sons Co................................................................      5,297,364
                                                                                                    -------------
                                                                                                        8,296,421
                                                                                                    -------------


Page 32                 See Notes to Financial Statements

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)

MARCH 31, 2016 (UNAUDITED)

  SHARES                                         DESCRIPTION                                            VALUE
----------  --------------------------------------------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)
            CONTAINERS & PACKAGING -- 0.5%
    88,445  International Paper Co................................................................  $   3,629,783
                                                                                                    -------------
            DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.9%
    93,427  AT&T, Inc.............................................................................      3,659,536
    57,939  Verizon Communications, Inc...........................................................      3,133,341
                                                                                                    -------------
                                                                                                        6,792,877
                                                                                                    -------------
            ELECTRIC UTILITIES -- 3.2%
    47,435  ALLETE, Inc...........................................................................      2,659,681
    38,152  Duke Energy Corp......................................................................      3,078,103
    43,163  Entergy Corp..........................................................................      3,421,963
    87,710  Exelon Corp...........................................................................      3,145,281
    85,714  FirstEnergy Corp......................................................................      3,083,133
   105,972  OGE Energy Corp.......................................................................      3,033,978
    80,534  PPL Corp..............................................................................      3,065,929
    60,151  Southern (The) Co.....................................................................      3,111,611
                                                                                                    -------------
                                                                                                       24,599,679
                                                                                                    -------------
            ELECTRICAL EQUIPMENT -- 0.8%
    50,586  Eaton Corp. PLC.......................................................................      3,164,660
    55,298  Emerson Electric Co...................................................................      3,007,105
                                                                                                    -------------
                                                                                                        6,171,765
                                                                                                    -------------
            GAS UTILITIES -- 0.3%
   109,544  Questar Corp..........................................................................      2,716,691
                                                                                                    -------------
            HOTELS, RESTAURANTS & LEISURE -- 0.4%
    30,059  DineEquity, Inc.......................................................................      2,808,412
                                                                                                    -------------
            HOUSEHOLD DURABLES -- 0.5%
    92,895  Garmin Ltd............................................................................      3,712,084
                                                                                                    -------------
            INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS -- 0.4%
   290,057  AES Corp..............................................................................      3,422,673
                                                                                                    -------------
            INSURANCE -- 1.4%
   103,628  AmTrust Financial Services, Inc.......................................................      2,681,893
    64,988  Arthur J Gallagher & Co...............................................................      2,890,666
   151,447  Old Republic International Corp.......................................................      2,768,451
    68,764  Principal Financial Group, Inc........................................................      2,712,740
                                                                                                    -------------
                                                                                                       11,053,750
                                                                                                    -------------
            IT SERVICES -- 0.4%
    20,141  International Business Machines Corp..................................................      3,050,354
                                                                                                    -------------
            MACHINERY -- 1.2%
    47,051  Caterpillar, Inc......................................................................      3,601,284
    26,358  Cummins, Inc..........................................................................      2,897,798
    85,657  Timken Co.............................................................................      2,868,653
                                                                                                    -------------
                                                                                                        9,367,735
                                                                                                    -------------
            MULTI-UTILITIES -- 1.4%
    51,686  Ameren Corp...........................................................................      2,589,469
    35,251  Consolidated Edison, Inc..............................................................      2,700,932
   121,135  NiSource, Inc.........................................................................      2,853,940
    58,318  Public Service Enterprise Group, Inc..................................................      2,749,110
                                                                                                    -------------
                                                                                                       10,893,451
                                                                                                    -------------
            OIL, GAS & CONSUMABLE FUELS -- 0.3%
    30,402  Exxon Mobil Corp......................................................................      2,541,303
                                                                                                    -------------
            SPECIALTY RETAIL -- 0.3%
    88,654  Gap, Inc..............................................................................      2,606,428
                                                                                                    -------------


                        See Notes to Financial Statements                Page 33

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)

MARCH 31, 2016 (UNAUDITED)

  SHARES                                         DESCRIPTION                                            VALUE
----------  --------------------------------------------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)
            TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS -- 0.4%
   110,091  Diebold, Inc..........................................................................  $   3,182,731
                                                                                                    -------------
            THRIFTS & MORTGAGE FINANCE -- 0.4%
   233,063  Northwest Bancshares, Inc.............................................................      3,148,681
                                                                                                    -------------
            TOBACCO -- 0.3%
    46,168  Universal Corp........................................................................      2,622,804
                                                                                                    -------------
            TRADING COMPANIES & DISTRIBUTORS -- 0.3%
    56,801  GATX Corp.............................................................................      2,698,048
                                                                                                    -------------
            TOTAL COMMON STOCKS...................................................................    155,261,044
            (Cost $148,026,260)                                                                     -------------

REAL ESTATE INVESTMENT TRUSTS -- 19.9%

            DIVERSIFIED REITS -- 2.3%
   816,435  Lexington Realty Trust................................................................      7,021,341
   152,845  Liberty Property Trust................................................................      5,114,194
   262,181  Select Income REIT....................................................................      6,043,272
                                                                                                    -------------
                                                                                                       18,178,807
                                                                                                    -------------
            HEALTH CARE REITS -- 2.9%
   144,806  HCP, Inc..............................................................................      4,717,779
   470,992  Medical Properties Trust, Inc.........................................................      6,113,476
    60,669  National Health Investors, Inc........................................................      4,035,702
   112,566  Omega Healthcare Investors, Inc.......................................................      3,973,580
    56,644  Welltower, Inc........................................................................      3,927,695
                                                                                                    -------------
                                                                                                       22,768,232
                                                                                                    -------------
            HOTEL & RESORT REITS -- 3.2%
   461,062  DiamondRock Hospitality Co............................................................      4,665,947
   237,855  Hospitality Properties Trust..........................................................      6,317,429
   256,994  Host Hotels & Resorts, Inc............................................................      4,291,800
   234,434  RLJ Lodging Trust.....................................................................      5,363,850
    81,832  Ryman Hospitality Properties, Inc.....................................................      4,212,711
                                                                                                    -------------
                                                                                                       24,851,737
                                                                                                    -------------
            MORTGAGE REITS -- 7.8%
   849,386  Annaly Capital Management, Inc........................................................      8,714,700
   493,573  Apollo Commercial Real Estate Finance, Inc............................................      8,045,240
   253,332  Blackstone Mortgage Trust, Inc........................................................      6,804,498
   767,746  Hatteras Financial Corp...............................................................     10,978,768
 1,260,164  MFA Financial, Inc....................................................................      8,632,123
   391,617  Starwood Property Trust, Inc..........................................................      7,413,310
 1,202,749  Two Harbors Investment Corp...........................................................      9,549,827
                                                                                                    -------------
                                                                                                       60,138,466
                                                                                                    -------------
            OFFICE REITS -- 0.6%
   283,250  Parkway Properties, Inc...............................................................      4,435,695
                                                                                                    -------------
            RETAIL REITS -- 0.9%
   582,539  CBL & Associates Properties, Inc......................................................      6,932,214
                                                                                                    -------------
            SPECIALIZED REITS -- 2.2%
   176,530  Corrections Corp. of America..........................................................      5,657,786
    66,598  EPR Properties........................................................................      4,436,759
   199,037  GEO Group, Inc........................................................................      6,900,613
                                                                                                    -------------
                                                                                                       16,995,158
                                                                                                    -------------
            TOTAL REAL ESTATE INVESTMENT TRUSTS...................................................    154,300,309
            (Cost $157,103,567)                                                                     -------------


Page 34                 See Notes to Financial Statements

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)

MARCH 31, 2016 (UNAUDITED)

                                                                                STATED    STATED
  SHARES                               DESCRIPTION                               RATE    MATURITY       VALUE
----------  ------------------------------------------------------------------  ------  ----------  -------------
$25 PAR PREFERRED SECURITIES -- 18.7%
            BANKS -- 11.1%
   219,330  Barclays Bank PLC, Series 3.......................................  7.10%      (a)      $   5,601,688
   232,752  Barclays Bank PLC, Series 4.......................................  7.75%      (a)          6,039,915
   241,565  Barclays Bank PLC, Series 5.......................................  8.13%      (a)          6,319,341
   198,649  Citigroup, Inc., Series J (b).....................................  7.13%      (a)          5,429,077
   240,814  First Niagara Financial Group, Inc., Series B (b).................  8.63%      (a)          6,415,285
   264,240  GMAC Capital Trust I, Series 2 (b)................................  6.40%    02/15/40       6,476,523
   231,098  HSBC Holdings PLC.................................................  8.13%      (a)          6,214,225
   239,476  HSBC Holdings PLC, Series 2.......................................  8.00%      (a)          6,274,271
   200,767  HSBC USA, Inc., Series H..........................................  6.50%      (a)          5,067,359
   212,882  ING Groep NV......................................................  7.20%      (a)          5,566,864
   208,926  ING Groep NV......................................................  7.05%      (a)          5,482,218
   198,861  Merrill Lynch Capital Trust I, Series K (b).......................  6.45%    12/15/66       5,140,557
   199,252  Merrill Lynch Capital Trust II (b)................................  6.45%    06/15/67       5,138,709
   215,999  Royal Bank of Scotland Group PLC, Series S........................  6.60%      (a)          5,376,215
   226,738  Royal Bank of Scotland Group PLC, Series T........................  7.25%      (a)          5,770,482
                                                                                                    -------------
                                                                                                       86,312,729
                                                                                                    -------------
            CAPITAL MARKETS -- 0.8%
   243,406  Deutsche Bank Contingent Capital Trust V..........................  8.05%      (a)          6,155,738
                                                                                                    -------------
            CONSUMER FINANCE -- 0.9%
   268,551  Ally Financial, Inc., Series A (b)................................  8.50%      (a)          6,837,308
                                                                                                    -------------
            DIVERSIFIED FINANCIAL SERVICES -- 3.6%
   233,794  Citigroup Capital XIII (b)........................................  6.99%    10/30/40       6,146,444
   207,869  Countrywide Capital IV............................................  6.75%    04/01/33       5,277,794
   216,584  Countrywide Capital V.............................................  7.00%    11/01/36       5,577,038
   217,890  Merrill Lynch Capital Trust III (b)...............................  7.38%    09/15/67       5,697,823
   207,224  RBS Capital Funding Trust VII, Series G...........................  6.08%      (a)          4,998,243
                                                                                                    -------------
                                                                                                       27,697,342
                                                                                                    -------------
            DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.8%
   227,217  Qwest Corp........................................................  7.50%    09/15/51       5,834,933
                                                                                                    -------------
            INSURANCE -- 0.8%
   233,686  Aviva PLC.........................................................  8.25%    12/01/41       6,152,952
                                                                                                    -------------
            REAL ESTATE INVESTMENT TRUSTS -- 0.7%
   229,717  VEREIT, Inc., Series F............................................  6.70%      (a)          5,818,732
                                                                                                    -------------
            TOTAL $25 PAR PREFERRED SECURITIES....................................................    144,809,734
            (Cost $147,736,468)                                                                     -------------


  SHARES                                         DESCRIPTION                                            VALUE
----------  --------------------------------------------------------------------------------------  -------------
EXCHANGE-TRADED FUNDS -- 18.8%
            CAPITAL MARKETS -- 18.8%
 3,069,672  First Trust Tactical High Yield ETF*..................................................    145,471,756
            (Cost $151,742,845)                                                                     -------------

            TOTAL INVESTMENTS - 99.4%.............................................................    770,197,817
            (Cost $799,791,326) (c)
            NET OTHER ASSETS AND LIABILITIES - 0.6%...............................................      4,569,037
                                                                                                    -------------
            NET ASSETS - 100.0%...................................................................  $ 774,766,854
                                                                                                    =============


                        See Notes to Financial Statements                Page 35

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)

MARCH 31, 2016 (UNAUDITED)


(a)   Perpetual maturity.

(b) Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at March 31, 2016. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $18,073,127 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $47,666,636.

* Represents investment in affiliated funds.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2016 is as follows (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements):

                                                                                           LEVEL 2         LEVEL 3
                                                          TOTAL           LEVEL 1        SIGNIFICANT     SIGNIFICANT
                                                         VALUE AT          QUOTED        OBSERVABLE     UNOBSERVABLE
INVESTMENTS                                             3/31/2016          PRICES          INPUTS          INPUTS
---------------------------------------------------   --------------   --------------   -------------   -------------
Master Limited Partnerships**......................   $  170,354,974   $  170,354,974   $          --   $          --
Common Stocks**....................................      155,261,044      155,261,044              --              --
Real Estate Investment Trusts**....................      154,300,309      154,300,309              --              --
$25 Par Preferred Securities**.....................      144,809,734      144,809,734              --              --
Exchange-Traded Funds**............................      145,471,756      145,471,756              --              --
                                                      --------------   --------------   -------------   -------------
Total Investments..................................   $  770,197,817   $  770,197,817   $          --   $          --
                                                      ==============   ==============   =============   =============

** See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2016.


Page 36                 See Notes to Financial Statements

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2016 (UNAUDITED)

  SHARES                                         DESCRIPTION                                            VALUE
----------  --------------------------------------------------------------------------------------  -------------
COMMON STOCKS -- 40.4%
            AUTO COMPONENTS -- 0.4%
    30,648  Cheng Shin Rubber Industry Co., Ltd...................................................  $      61,612
                                                                                                    -------------
            BANKS -- 10.1%
   196,930  Agricultural Bank of China Ltd., Class H..............................................         70,828
    41,500  AMMB Holdings Bhd.....................................................................         48,930
     7,280  Banco Bilbao Vizcaya Argentaria S.A...................................................         48,395
 1,200,431  Banco Santander Chile.................................................................         58,256
    13,400  Bank of East Asia (The) Ltd...........................................................         50,008
     1,092  Bank of Nova Scotia (The).............................................................         53,366
     9,223  Bendigo and Adelaide Bank Ltd.........................................................         62,710
       671  Canadian Imperial Bank of Commerce....................................................         50,125
   106,420  China Construction Bank Corp., Class H................................................         68,044
       976  Commonwealth Bank of Australia........................................................         56,052
 6,939,769  CorpBanca S.A.........................................................................         63,462
   125,000  Industrial & Commercial Bank of China Ltd., Class H...................................         70,095
    86,000  Krung Thai Bank PCL...................................................................         45,713
     1,279  Laurentian Bank of Canada.............................................................         46,876
    30,100  Malayan Banking Bhd...................................................................         69,589
    92,169  Mega Financial Holding Co., Ltd.......................................................         65,581
     3,934  National Australia Bank Ltd...........................................................         79,130
     1,755  National Bank of Canada...............................................................         57,417
     6,171  Nordea Bank AB........................................................................         59,291
    12,200  Resona Holdings, Inc..................................................................         43,534
   174,967  SinoPac Financial Holdings Co., Ltd...................................................         54,093
     5,409  Skandinaviska Enskilda Banken AB, Class A.............................................         51,670
     2,870  Swedbank AB, Class A..................................................................         61,831
     3,500  United Overseas Bank Ltd..............................................................         49,000
     2,701  Westpac Banking Corp..................................................................         62,838
                                                                                                    -------------
                                                                                                        1,446,834
                                                                                                    -------------
            CAPITAL MARKETS -- 0.9%
     2,169  IGM Financial, Inc....................................................................         65,333
   166,580  Yuanta Financial Holding Co., Ltd.....................................................         59,523
                                                                                                    -------------
                                                                                                          124,856
                                                                                                    -------------
            CHEMICALS -- 0.4%
    35,654  Taiwan Fertilizer Co., Ltd............................................................         53,895
                                                                                                    -------------
            CONSTRUCTION MATERIALS -- 0.4%
    10,452  Fletcher Building Ltd.................................................................         57,001
                                                                                                    -------------
            CONSUMER FINANCE -- 0.3%
       710  Cembra Money Bank AG..................................................................         49,620
                                                                                                    -------------
            DIVERSIFIED FINANCIAL SERVICES -- 0.4%
     1,601  Bolsas y Mercados Espanoles SHMSF S.A.................................................         51,647
                                                                                                    -------------
            DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.3%
    17,300  Singapore Telecommunications Ltd......................................................         49,031
                                                                                                    -------------
            ELECTRIC UTILITIES -- 7.8%
   114,841  AusNet Services.......................................................................        131,167
    13,669  CEZ A.S...............................................................................        241,119
     2,456  Emera, Inc............................................................................         89,900
     4,066  Endesa S.A............................................................................         78,052
    11,942  Fortum OYJ............................................................................        180,867
     8,587  Power Assets Holdings Ltd.............................................................         87,892
       866  Red Electrica Corp. S.A...............................................................         75,188
     6,607  SSE PLC...............................................................................        141,580
    16,188  Terna Rete Elettrica Nazionale SpA....................................................         92,378
                                                                                                    -------------
                                                                                                        1,118,143
                                                                                                    -------------


                        See Notes to Financial Statements                Page 37

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)

MARCH 31, 2016 (UNAUDITED)

  SHARES                                         DESCRIPTION                                            VALUE
----------  --------------------------------------------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)
            ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.9%
    18,186  Hon Hai Precision Industry Co., Ltd...................................................  $      47,917
    69,736  WPG Holdings Ltd......................................................................         74,321
                                                                                                    -------------
                                                                                                          122,238
                                                                                                    -------------
            GAS UTILITIES -- 2.1%
     2,903  Enagas S.A............................................................................         87,257
     4,881  Gas Natural SDG S.A...................................................................         98,696
    18,655  Snam S.p.A............................................................................        116,858
                                                                                                    -------------
                                                                                                          302,811
                                                                                                    -------------
            INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS -- 2.8%
   216,694  AES Gener S.A.........................................................................        109,980
    15,100  Electricity Generating PCL............................................................         76,616
    11,781  Innergex Renewable Energy, Inc........................................................        127,992
    59,500  Ratchaburi Electricity Generating Holding PCL.........................................         85,834
                                                                                                    -------------
                                                                                                          400,422
                                                                                                    -------------
            INDUSTRIAL CONGLOMERATES -- 0.3%
    59,831  Far Eastern New Century Corp..........................................................         48,892
                                                                                                    -------------
            INSURANCE -- 2.3%
     3,871  CNP Assurances........................................................................         60,368
    25,589  Mapfre S.A............................................................................         55,295
     7,555  Societa Cattolica di Assicurazioni SCRL...............................................         51,581
    40,036  UnipolSai S.p.A.......................................................................         92,663
    10,905  UNIQA Insurance Group AG..............................................................         76,649
                                                                                                    -------------
                                                                                                          336,556
                                                                                                    -------------
            MEDIA -- 0.3%
     2,577  Shaw Communications, Inc..............................................................         49,784
                                                                                                    -------------
            MULTI-UTILITIES -- 5.1%
    96,799  DUET Group............................................................................        169,179
     9,140  Engie S.A.............................................................................        141,862
    25,741  Hera S.p.A............................................................................         76,917
     6,797  National Grid PLC.....................................................................         96,372
    34,139  REN -- Redes Energeticas Nacionais SGPS S.A...........................................        111,956
   340,000  YTL Corp. Bhd.........................................................................        142,920
                                                                                                    -------------
                                                                                                          739,206
                                                                                                    -------------
            REAL ESTATE INVESTMENT TRUSTS -- 0.6%
     3,157  Allied Properties Real Estate Investment Trust........................................         85,005
                                                                                                    -------------
            REAL ESTATE MANAGEMENT & DEVELOPMENT -- 2.3%
    28,000  Hang Lung Properties Ltd..............................................................         53,564
    19,500  Kerry Properties Ltd..................................................................         53,794
    73,182  New World Development Co., Ltd........................................................         69,811
    34,000  Sino Land Co., Ltd....................................................................         53,998
     4,745  Swire Pacific Ltd., Class A...........................................................         51,106
     9,000  Wharf Holdings (The) Ltd..............................................................         49,192
                                                                                                    -------------
                                                                                                          331,465
                                                                                                    -------------
            TRADING COMPANIES & DISTRIBUTORS -- 0.3%
     3,800  Mitsui & Co., Ltd.....................................................................         43,725
                                                                                                    -------------


Page 38                 See Notes to Financial Statements

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)

MARCH 31, 2016 (UNAUDITED)

  SHARES                                         DESCRIPTION                                            VALUE
----------  --------------------------------------------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)
            WATER UTILITIES -- 2.1%
     2,662  Severn Trent PLC......................................................................  $      83,080
   455,500  TTW PCL...............................................................................        129,477
     6,413  United Utilities Group PLC............................................................         85,015
                                                                                                    -------------
                                                                                                          297,572
                                                                                                    -------------
            WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
       233  SK Telecom Co., Ltd...................................................................         42,480
                                                                                                    -------------
            TOTAL COMMON STOCKS...................................................................      5,812,795
            (Cost $5,984,197)                                                                       -------------

REAL ESTATE INVESTMENT TRUSTS -- 19.4%

            DIVERSIFIED REITS -- 8.0%
    16,317  Artis Real Estate Investment Trust....................................................        161,191
     2,367  Canadian Real Estate Investment Trust.................................................         82,141
       840  Cofinimmo S.A.........................................................................        103,087
    14,791  Cominar Real Estate Investment Trust..................................................        195,885
     1,117  Fonciere Des Regions..................................................................        105,559
    21,920  GPT (The) Group.......................................................................         84,014
     8,630  H&R Real Estate Investment Trust......................................................        139,476
    64,581  Mirvac Group..........................................................................         95,791
    33,189  Stockland.............................................................................        108,633
    64,600  Suntec Real Estate Investment Trust...................................................         80,280
                                                                                                    -------------
                                                                                                        1,156,057
                                                                                                    -------------
            INDUSTRIAL REITS -- 3.4%
    76,800  Ascendas Real Estate Investment Trust.................................................        136,181
    38,707  BWP Trust.............................................................................        101,474
     3,621  Granite Real Estate Investment Trust..................................................        104,302
   190,500  Mapletree Logistics Trust.............................................................        142,750
                                                                                                    -------------
                                                                                                          484,707
                                                                                                    -------------
            OFFICE REITS -- 3.7%
     5,797  alstria office REIT-AG................................................................         83,642
   109,400  CapitaLand Commercial Trust Ltd.......................................................        119,314
    14,295  Dream Office Real Estate Investment Trust.............................................        228,390
    29,459  Investa Office Fund...................................................................         94,618
                                                                                                    -------------
                                                                                                          525,964
                                                                                                    -------------
            RETAIL REITS -- 4.3%
    60,700  CapitaLand Mall Trust.................................................................         94,123
    36,709  Charter Hall Retail REIT..............................................................        129,159
     1,961  Eurocommercial Properties N.V.........................................................         91,778
     5,030  RioCan Real Estate Investment Trust...................................................        103,021
     3,673  Smart Real Estate Investment Trust....................................................         95,958
    44,713  Vicinity Centres......................................................................        109,336
                                                                                                    -------------
                                                                                                          623,375
                                                                                                    -------------
            TOTAL REAL ESTATE INVESTMENT TRUSTS...................................................      2,790,103
            (Cost $2,701,678)                                                                       -------------


                        See Notes to Financial Statements                Page 39

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)

MARCH 31, 2016 (UNAUDITED)

                                                                                STATED    STATED
  SHARES                               DESCRIPTION                               RATE    MATURITY       VALUE
----------  ------------------------------------------------------------------  ------  ----------  -------------
$25 PAR PREFERRED SECURITIES -- 14.0%
            BANKS -- 4.1%
     8,276  Bank of Montreal, Series 27 (b)...................................  4.00%      (a)      $     119,544
     8,444  Bank of Montreal, Series 29 (b)...................................  3.90%      (a)            119,045
     8,471  Royal Bank of Canada, Series AZ (b)...............................  4.00%      (a)            120,991
     8,229  Royal Bank of Canada, Series BB (b)...............................  3.90%      (a)            117,218
     7,220  Royal Bank of Canada, Series BD (b)...............................  3.60%      (a)            108,404
                                                                                                    -------------
                                                                                                          585,202
                                                                                                    -------------
            DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.2%
    17,444  BCE, Inc., Series AK (b)..........................................  4.15%      (a)            178,637
                                                                                                    -------------
            OIL, GAS & CONSUMABLE FUELS -- 8.7%
    13,420  Enbridge, Inc., Series 3 (b)......................................  4.00%      (a)            157,682
    15,820  Enbridge, Inc., Series B (b)......................................  4.00%      (a)            171,264
    15,346  Enbridge, Inc., Series D (b)......................................  4.00%      (a)            168,496
    13,911  Enbridge, Inc., Series F (b)......................................  4.00%      (a)            156,382
    12,992  Enbridge, Inc., Series N (b)......................................  4.00%      (a)            158,455
    13,373  Enbridge, Inc., Series P (b)......................................  4.00%      (a)            157,026
    13,077  Enbridge, Inc., Series R (b)......................................  4.00%      (a)            155,867
     8,980  TransCanada Corp., Series 9 (b)...................................  4.25%      (a)            123,974
                                                                                                    -------------
                                                                                                        1,249,146
                                                                                                    -------------
            TOTAL $25 PAR PREFERRED SECURITIES....................................................      2,012,985
            (Cost $2,256,363)                                                                       -------------

$100 PAR PREFERRED SECURITIES -- 4.9%

            BANKS -- 4.9%
     1,190  Australia & New Zealand Banking Group Ltd., Series CAP (c)........  5.79%      (a)             84,196
     1,171  Australia & New Zealand Banking Group Ltd., Series CAP2 (c).......  5.71%      (a)             79,171
       946  Australia & New Zealand Banking Group Ltd., Series CPS2 (c).......  5.43%      (a)             72,951
       967  Australia & New Zealand Banking Group Ltd., Series CPS3 (c).......  5.49%      (a)             73,866
     1,080  Commonwealth Bank of Australia, Series VI (c).....................  6.13%      (a)             82,373
     1,188  Commonwealth Bank of Australia, Series VII (c)....................  5.13%      (a)             78,863
     1,061  National Australia Bank Ltd., Series CPS (c)......................  5.52%      (a)             77,972
     1,137  National Australia Bank Ltd., Series CPS2 (c).....................  5.57%      (a)             80,794
     1,022  Westpac Banking Corp., Series CN1 (c).............................  5.52%      (a)             75,842
                                                                                                    -------------
            TOTAL $100 PAR PREFERRED SECURITIES...................................................        706,028
            (Cost $700,411)                                                                         -------------

OTHER PREFERRED SECURITIES -- 2.1%

            BANKS -- 2.1%
    63,809  Lloyds Banking Group PLC..........................................  9.25%      (a)            126,141
    31,014  Standard Bank Group Ltd. (b)......................................  7.35%      (a)            173,307
                                                                                                    -------------
            TOTAL OTHER PREFERRED SECURITIES......................................................        299,448
            (Cost $297,353)                                                                         -------------


Page 40                 See Notes to Financial Statements

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)

MARCH 31, 2016 (UNAUDITED)

  SHARES                                         DESCRIPTION                                            VALUE
----------  --------------------------------------------------------------------------------------  -------------
EXCHANGE-TRADED FUNDS -- 18.6%
            CAPITAL MARKETS -- 18.6%
    34,811  Vanguard Emerging Markets Government Bond ETF.........................................  $   2,679,402
                                                                                                    -------------
            TOTAL EXCHANGE-TRADED FUNDS...........................................................      2,679,402
            (Cost $2,674,533)                                                                       -------------

            TOTAL INVESTMENTS - 99.4%.............................................................     14,300,761
            (Cost $14,614,535) (d)
            NET OTHER ASSETS AND LIABILITIES - 0.6%...............................................         89,392
                                                                                                    -------------
            NET ASSETS - 100.0%...................................................................     14,390,153
                                                                                                    =============


(a)   Perpetual maturity.

(b) Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at March 31, 2016. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(c) Floating rate security. The interest rate shown reflects the rate in effect at March 31, 2016.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $370,361 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $684,135.

For a breakdown of the portfolio securities by country of incorporation, please see the Fund Performance Overview.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2016 is as follows (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements):

                                                                                               LEVEL 2         LEVEL 3
                                                                TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                              VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
INVESTMENTS                                                   3/31/2016        PRICES          INPUTS          INPUTS
---------------------------------------------------------   -------------   -------------   -------------   -------------
Common Stocks*...........................................   $   5,812,795   $   5,812,795   $          --   $          --
Real Estate Investment Trusts*...........................       2,790,103       2,790,103              --              --
$25 Par Preferred Securities*............................       2,012,985       2,012,985              --              --
$100 Par Preferred Securities*...........................         706,028         706,028              --              --
Other Preferred Securities*..............................         299,448         299,448              --              --
Exchange-Traded Funds*...................................       2,679,402       2,679,402              --              --
                                                            -------------   -------------   -------------   -------------
Total Investments........................................   $  14,300,761   $  14,300,761   $          --   $          --
                                                            =============   =============   =============   =============

*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2016, the Fund transferred investments valued at $3,251,398 from Level 2 to Level 1 of the fair value hierarchy. The investments that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices at March 31, 2016. Previously, these investments were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and The New York Stock Exchange close on September 30, 2015, exceeding a certain threshold.


                        See Notes to Financial Statements                Page 41

FIRST TRUST HIGH INCOME ETF (FTHI)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2016 (UNAUDITED)

SHARES      DESCRIPTION                             VALUE
----------  -----------------------------------  ------------
COMMON STOCKS -- 96.8%
            AEROSPACE & DEFENSE -- 4.1%
       220  Boeing (The) Co.                     $     27,927
       560  Curtiss-Wright Corp.                       42,375
       994  Honeywell International, Inc.             111,378
       741  Huntington Ingalls Industries, Inc.       101,472
                                                 ------------
                                                      283,152
                                                 ------------
            AIR FREIGHT & LOGISTICS -- 2.6%
     1,723  United Parcel Service, Inc.,
               Class B (a)                            181,725
                                                 ------------
            AIRLINES -- 1.9%
       447  Alaska Air Group, Inc. (a)                 36,663
       138  Allegiant Travel Co.                       24,572
       578  JetBlue Airways Corp. (b)                  12,208
     1,243  Spirit Airlines, Inc. (b)                  59,639
                                                 ------------
                                                      133,082
                                                 ------------
            AUTO COMPONENTS -- 1.7%
       595  Lear Corp.                                 66,146
       686  Visteon Corp.                              54,599
                                                 ------------
                                                      120,745
                                                 ------------
            BANKS -- 1.7%
     1,981  JPMorgan Chase & Co.                      117,315
                                                 ------------
            BIOTECHNOLOGY -- 4.6%
       999  Amgen, Inc. (a)                           149,780
       148  Biogen, Inc. (b)                           38,527
     1,297  Gilead Sciences, Inc.                     119,143
       139  United Therapeutics Corp. (b)              15,489
                                                 ------------
                                                      322,939
                                                 ------------
            CAPITAL MARKETS -- 2.7%
       549  BlackRock, Inc. (a)                       186,973
                                                 ------------
            CHEMICALS -- 1.8%
       252  Albemarle Corp.                            16,110
     2,131  Dow Chemical Co. (a)                      108,383
                                                 ------------
                                                      124,493
                                                 ------------
            COMMERCIAL SERVICES & SUPPLIES
               -- 0.3%
       368  Deluxe Corp.                               22,996
                                                 ------------
            COMMUNICATIONS EQUIPMENT
               -- 2.3%
     5,578  Cisco Systems, Inc. (a)                   158,806
                                                 ------------
            CONSTRUCTION & ENGINEERING
               -- 0.4%
       651  EMCOR Group, Inc.                          31,639
                                                 ------------
            CONTAINERS & PACKAGING -- 2.2%
       937  Bemis Co., Inc.                            48,518
     2,204  Sonoco Products Co.                       107,048
                                                 ------------
                                                      155,566
                                                 ------------


SHARES      DESCRIPTION                             VALUE
----------  -----------------------------------  ------------
            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 5.0%
     4,472  AT&T, Inc. (a)                       $    175,168
     3,271  Verizon Communications,
               Inc. (a)                               176,896
                                                 ------------
                                                      352,064
                                                 ------------
            ELECTRIC UTILITIES -- 2.8%
     2,216  Duke Energy Corp.                         178,787
       115  NextEra Energy, Inc.                       13,609
                                                 ------------
                                                      192,396
                                                 ------------
            ELECTRONIC EQUIPMENT,
               INSTRUMENTS & COMPONENTS
               -- 0.9%
       777  Arrow Electronics, Inc. (b)                50,046
       144  SYNNEX Corp.                               13,333
                                                 ------------
                                                       63,379
                                                 ------------
            ENERGY EQUIPMENT & SERVICES
               -- 0.2%
       185  Schlumberger Ltd.                          13,644
                                                 ------------
            FOOD & STAPLES RETAILING -- 4.5%
     1,401  CVS Health Corp.                          145,326
     2,490  Wal-Mart Stores, Inc. (a)                 170,540
                                                 ------------
                                                      315,866
                                                 ------------
            FOOD PRODUCTS -- 1.4%
       381  Ingredion, Inc.                            40,687
     2,186  Pilgrim's Pride Corp. (b)                  55,524
                                                 ------------
                                                       96,211
                                                 ------------
            GAS UTILITIES -- 1.5%
       447  Atmos Energy Corp.                         33,194
       394  ONE Gas, Inc.                              24,074
     1,108  UGI Corp.                                  44,641
                                                 ------------
                                                      101,909
                                                 ------------
            HEALTH CARE PROVIDERS & SERVICES
               -- 3.6%
       234  Centene Corp. (b)                          14,407
       531  Express Scripts Holding Co. (b)            36,475
     1,057  UnitedHealth Group, Inc.                  136,247
       670  WellCare Health Plans, Inc. (b)            62,143
                                                 ------------
                                                      249,272
                                                 ------------
            HOTELS, RESTAURANTS & LEISURE
               -- 3.0%
     1,892  Brinker International, Inc.                86,937
       329  Las Vegas Sands Corp.                      17,003
       650  McDonald's Corp.                           81,692
       116  Panera Bread Co. (b)                       23,760
                                                 ------------
                                                      209,392
                                                 ------------
            HOUSEHOLD DURABLES -- 1.1%
        45  NVR, Inc. (b)                              77,958
                                                 ------------
            HOUSEHOLD PRODUCTS -- 0.9%
       738  Procter & Gamble (The) Co.                 60,745
                                                 ------------


Page 42                 See Notes to Financial Statements

FIRST TRUST HIGH INCOME ETF (FTHI)

MARCH 31, 2016 (UNAUDITED)

SHARES      DESCRIPTION                             VALUE
----------  -----------------------------------  ------------
COMMON STOCKS (CONTINUED)
            INDUSTRIAL CONGLOMERATES -- 3.0%
       241  Carlisle Cos., Inc.                  $     23,980
     5,770  General Electric Co. (a)                  183,428
                                                 ------------
                                                      207,408
                                                 ------------
            INTERNET SOFTWARE & SERVICES
               -- 2.2%
       205  Alphabet, Inc. (b)                        156,394
                                                 ------------
            IT SERVICES -- 1.4%
       230  Amdocs Ltd.                                13,896
       535  International Business Machines
               Corp.                                   81,026
                                                 ------------
                                                       94,922
                                                 ------------
            MACHINERY -- 2.1%
     1,481  AGCO Corp.                                 73,606
       640  Crane Co.                                  34,470
       868  Manitowoc (The) Co., Inc.                   3,758
       196  Toro (The) Co. 16,880

       942  Trinity Industries, Inc.                   17,248
                                                 ------------
                                                      145,962
                                                 ------------
            MEDIA -- 0.2%
       202  Time Warner, Inc.                          14,655
                                                 ------------
            METALS & MINING -- 2.2%
     2,193  Reliance Steel & Aluminum Co.             151,734
                                                 ------------
            MULTI-UTILITIES -- 1.0%
       874  Black Hills Corp.                          52,553
       337  Vectren Corp.                              17,039
                                                 ------------
                                                       69,592
                                                 ------------
            MULTILINE RETAIL -- 2.0%
     1,673  Target Corp.                              137,654
                                                 ------------
            OIL, GAS & CONSUMABLE FUELS
               -- 2.6%
     2,045  Exxon Mobil Corp. (a)                     170,942
       287  World Fuel Services Corp.                  13,942
                                                 ------------
                                                      184,884
                                                 ------------
            PERSONAL PRODUCTS -- 0.3%
       290  Herbalife Ltd. (b)                         17,852
                                                 ------------
            PHARMACEUTICALS -- 5.0%
     1,591  Johnson & Johnson (a)                     172,146
     2,072  Merck & Co., Inc. (a)                     109,629
     2,273  Pfizer, Inc.                               67,372
                                                 ------------
                                                      349,147
                                                 ------------
            ROAD & RAIL -- 0.5%
       427  Union Pacific Corp.                        33,968
                                                 ------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 4.1%
     5,099  Intel Corp. (a)                           164,953
       746  QUALCOMM, Inc.                             38,150
       726  Teradyne, Inc.                             15,674
     1,202  Texas Instruments, Inc.                    69,019
                                                 ------------
                                                      287,796
                                                 ------------


SHARES      DESCRIPTION                             VALUE
----------  -----------------------------------  ------------
            SOFTWARE -- 0.4%
       874  Aspen Technology, Inc. (b)           $     31,578
                                                 ------------
            SPECIALTY RETAIL -- 7.8%
     1,383  American Eagle Outfitters, Inc.            23,055
       725  Burlington Stores, Inc. (b)                40,774
       887  CST Brands, Inc.                           33,963
     1,824  DSW, Inc., Class A                         50,415
     1,022  Foot Locker, Inc.                          65,919
       352  Home Depot (The), Inc. (a)                 46,967
     2,209  Michaels (The) Cos., Inc. (b)              61,786
       666  Murphy USA, Inc. (b)                       40,926
     3,350  Sally Beauty Holdings, Inc. (b)           108,473
       874  TJX (The) Cos., Inc.                       68,478
                                                 ------------
                                                      540,756
                                                 ------------
            TECHNOLOGY HARDWARE, STORAGE &
               PERIPHERALS -- 4.6%
     2,956  Apple, Inc. (a)                           322,174
                                                 ------------
            TOBACCO -- 4.1%
     2,053  Altria Group, Inc. (a)                    128,641
     1,608  Philip Morris International, Inc.         157,761
                                                 ------------
                                                      286,402
                                                 ------------
            TRADING COMPANIES &
               DISTRIBUTORS -- 1.5%
     1,331  MSC Industrial Direct Co., Inc.           101,569
                                                 ------------
            WATER UTILITIES -- 0.3%
       259  American Water Works Co., Inc.             17,853
                                                 ------------
            WIRELESS TELECOMMUNICATION
               SERVICES -- 0.3%
       602  T-Mobile US, Inc. (b)                      23,057
                                                 ------------
            TOTAL COMMON STOCKS                     6,747,624
            (Cost $6,397,614)                    ------------

REAL ESTATE INVESTMENT TRUSTS -- 2.9%

     5,787  Corrections Corp. of America (a)          185,474
       834  Four Corners Property Trust, Inc.          14,970
                                                 ------------
            TOTAL REAL ESTATE INVESTMENT
               TRUSTS                                 200,444
            (Cost $179,653)                      ------------

            TOTAL INVESTMENTS -- 99.7%              6,948,068
            (Cost $6,577,267) (c)                ------------


                        See Notes to Financial Statements                Page 43

FIRST TRUST HIGH INCOME ETF (FTHI)

MARCH 31, 2016 (UNAUDITED)

NUMBER OF
CONTRACTS   DESCRIPTION                             VALUE
----------  -----------------------------------  ------------
OPTIONS WRITTEN -- (3.0%)
            S&P 500 Index Calls
         4  @ $1950.00 due April 2016            $    (44,544)
         4  @  2000.00 due April 2016                 (25,360)
         3  @  2025.00 due April 2016                 (12,810)
         4  @  2050.00 due April 2016                  (9,700)
         3  @  1925.00 due May 2016                   (41,820)
         4  @  1950.00 due May 2016                   (49,640)
         2  @  1975.00 due June 2016                  (22,408)
                                                 ------------
            TOTAL OPTIONS WRITTEN                    (206,282)
            (Premiums received $102,257)         ------------

            NET OTHER ASSETS AND
               LIABILITIES -- 3.3%                    226,533
                                                 ------------
            NET ASSETS -- 100.0%                 $  6,968,319
                                                 ============


(a) All or a portion of this security is pledged to cover index options written.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $458,216 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $87,415.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2016 is as follows (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements):

                                 ASSETS TABLE

                                                        LEVEL 2      LEVEL 3
                             TOTAL        LEVEL 1     SIGNIFICANT  SIGNIFICANT
                            VALUE AT       QUOTED     OBSERVABLE   UNOBSERVABLE
INVESTMENTS                3/31/2016       PRICES       INPUTS        INPUTS
-------------------------------------------------------------------------------
Common Stocks*            $  6,747,624  $  6,747,624  $        --  $         --
Real Estate
   Investment Trusts           200,444       200,444           --            --
                          -----------------------------------------------------
Total Investments         $  6,948,068  $  6,948,068  $        --  $         --
                          =====================================================

                               LIABILITIES TABLE

                                                        LEVEL 2      LEVEL 3
                             TOTAL        LEVEL 1     SIGNIFICANT  SIGNIFICANT
                            VALUE AT       QUOTED     OBSERVABLE   UNOBSERVABLE
INVESTMENTS                3/31/2016       PRICES       INPUTS        INPUTS
-------------------------------------------------------------------------------
Options Written           $   (206,282) $   (206,282) $        --  $         --
                          =====================================================

*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2016.


Page 44                 See Notes to Financial Statements

FIRST TRUST LOW BETA INCOME ETF (FTLB)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2016 (UNAUDITED)

SHARES      DESCRIPTION                             VALUE
----------  -----------------------------------  ------------
COMMON STOCKS -- 96.8%
            AEROSPACE & DEFENSE -- 4.1%
       188  Boeing (The) Co.                     $     23,865
       475  Curtiss-Wright Corp.                       35,943
       844  Honeywell International, Inc.              94,570
       629  Huntington Ingalls Industries, Inc.        86,135
                                                 ------------
                                                      240,513
                                                 ------------
            AIR FREIGHT & LOGISTICS -- 2.6%
     1,464  United Parcel Service, Inc.,
               Class B (a)                            154,408
                                                 ------------
            AIRLINES -- 1.9%
       380  Alaska Air Group, Inc. (a)                 31,167
       117  Allegiant Travel Co.                       20,833
       489  JetBlue Airways Corp. (b)                  10,328
     1,057  Spirit Airlines, Inc. (b)                  50,715
                                                 ------------
                                                      113,043
                                                 ------------
            AUTO COMPONENTS -- 1.7%
       504  Lear Corp.                                 56,030
       582  Visteon Corp.                              46,321
                                                 ------------
                                                      102,351
                                                 ------------
            BANKS -- 1.7%
     1,680  JPMorgan Chase & Co.                       99,490
                                                 ------------
            BIOTECHNOLOGY -- 4.6%
       849  Amgen, Inc. (a)                           127,290
       126  Biogen, Inc. (b)                           32,800
     1,102  Gilead Sciences, Inc.                     101,230
       118  United Therapeutics Corp. (b)              13,149
                                                 ------------
                                                      274,469
                                                 ------------
            CAPITAL MARKETS -- 2.7%
       465  BlackRock, Inc. (a)                       158,365
                                                 ------------
            CHEMICALS -- 1.8%
       213  Albemarle Corp.                            13,617
     1,812  Dow Chemical Co.                           92,158
                                                 ------------
                                                      105,775
                                                 ------------
            COMMERCIAL SERVICES & SUPPLIES
               -- 0.3%
       313  Deluxe Corp.                               19,559
                                                 ------------
            COMMUNICATIONS EQUIPMENT
               -- 2.3%
     4,741  Cisco Systems, Inc. (a)                   134,976
                                                 ------------
            CONSTRUCTION & ENGINEERING
               -- 0.4%
       553  EMCOR Group, Inc.                          26,876
                                                 ------------
            CONTAINERS & PACKAGING -- 2.2%
       796  Bemis Co., Inc.                            41,217
     1,870  Sonoco Products Co.                        90,826
                                                 ------------
                                                      132,043
                                                 ------------


SHARES      DESCRIPTION                             VALUE
----------  -----------------------------------  ------------
            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 5.0%
     3,798  AT&T, Inc. (a)                       $    148,768
     2,776  Verizon Communications, Inc. (a)          150,126
                                                 ------------
                                                      298,894
                                                 ------------
            ELECTRIC UTILITIES -- 2.8%
     1,879  Duke Energy Corp.                         151,598
        98  NextEra Energy, Inc.                       11,597
                                                 ------------
                                                      163,195
                                                 ------------
            ELECTRONIC EQUIPMENT,
               INSTRUMENTS & COMPONENTS
               -- 0.9%
       660  Arrow Electronics, Inc. (b)                42,511
       122  SYNNEX Corp.                               11,296
                                                 ------------
                                                       53,807
                                                 ------------
            ENERGY EQUIPMENT & SERVICES
               -- 0.2%
       157  Schlumberger Ltd.                          11,579
                                                 ------------
            FOOD & STAPLES RETAILING -- 4.5%
     1,190  CVS Health Corp.                          123,438
     2,114  Wal-Mart Stores, Inc. (a)                 144,788
                                                 ------------
                                                      268,226
                                                 ------------
            FOOD PRODUCTS -- 1.4%
       323  Ingredion, Inc.                            34,493
     1,851  Pilgrim's Pride Corp. (b)                  47,016
                                                 ------------
                                                       81,509
                                                 ------------
            GAS UTILITIES -- 1.5%
       379  Atmos Energy Corp.                         28,145
       334  ONE Gas, Inc.                              20,407
       939  UGI Corp.                                  37,832
                                                 ------------
                                                       86,384
                                                 ------------
            HEALTH CARE PROVIDERS & SERVICES
               -- 3.6%
       199  Centene Corp. (b)                          12,253
       452  Express Scripts Holding Co. (b)            31,048
       899  UnitedHealth Group, Inc.                  115,881
       571  WellCare Health Plans, Inc. (b)            52,960
                                                 ------------
                                                      212,142
                                                 ------------
            HOTELS, RESTAURANTS & LEISURE
               -- 3.0%
     1,605  Brinker International, Inc.                73,750
       279  Las Vegas Sands Corp.                      14,419
       551  McDonald's Corp.                           69,249
        99  Panera Bread Co. (b)                       20,278
                                                 ------------
                                                      177,696
                                                 ------------
            HOUSEHOLD DURABLES -- 1.1%
        38  NVR, Inc. (b)                              65,831
                                                 ------------
            HOUSEHOLD PRODUCTS -- 0.9%
       626  Procter & Gamble (The) Co.                 51,526
                                                 ------------


                        See Notes to Financial Statements                Page 45

FIRST TRUST LOW BETA INCOME ETF (FTLB)

MARCH 31, 2016 (UNAUDITED)

SHARES      DESCRIPTION                             VALUE
----------  -----------------------------------  ------------
COMMON STOCKS (CONTINUED)
            INDUSTRIAL CONGLOMERATES -- 3.0%
       205  Carlisle Cos., Inc.                  $     20,397
     4,905  General Electric Co. (a)                  155,930
                                                 ------------
                                                      176,327
                                                 ------------
            INTERNET SOFTWARE & SERVICES
               -- 2.3%
       175  Alphabet, Inc. (a) (b)                    133,507

                                                 ------------
            IT SERVICES -- 1.4%
       195  Amdocs Ltd.                                11,782

       453  International Business Machines
               Corp.                                   68,607
                                                 ------------
                                                       80,389
                                                 ------------
            MACHINERY -- 2.1%
     1,260  AGCO Corp.                                 62,622
       543  Crane Co.                                  29,246
       738  Manitowoc (The) Co., Inc.                   3,196
       166  Toro (The) Co. 14,296

       801  Trinity Industries, Inc.                   14,666
                                                 ------------
                                                      124,026
                                                 ------------
            MEDIA -- 0.2%
       172  Time Warner, Inc.                          12,479

                                                 ------------
            METALS & MINING -- 2.2%
     1,862  Reliance Steel & Aluminum Co.             128,832
                                                 ------------
            MULTI-UTILITIES -- 1.0%
       741  Black Hills Corp.                          44,556
       285  Vectren Corp.                              14,410
                                                 ------------
                                                       58,966
                                                 ------------
            MULTILINE RETAIL -- 2.0%
     1,422  Target Corp.                              117,002
                                                 ------------
            OIL, GAS & CONSUMABLE FUELS
               -- 2.7%
     1,739  Exxon Mobil Corp. (a)                     145,363
       243  World Fuel Services Corp.                  11,805
                                                 ------------
                                                      157,168
                                                 ------------
            PERSONAL PRODUCTS -- 0.3%
       247  Herbalife Ltd. (b)                         15,205
                                                 ------------
            PHARMACEUTICALS -- 5.0%
     1,350  Johnson & Johnson (a)                     146,070
     1,761  Merck & Co., Inc. (a)                      93,174
     1,929  Pfizer, Inc.                               57,176
                                                 ------------
                                                      296,420
                                                 ------------
            ROAD & RAIL -- 0.5%
       363  Union Pacific Corp.                        28,877
                                                 ------------


SHARES      DESCRIPTION                             VALUE
----------  -----------------------------------  ------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 4.1%
     4,329  Intel Corp. (a)                      $    140,043
       633  QUALCOMM, Inc.                             32,372
       616  Teradyne, Inc.                             13,299
     1,019  Texas Instruments, Inc.                    58,511
                                                 ------------
                                                      244,225
                                                 ------------
            SOFTWARE -- 0.4%
       745  Aspen Technology, Inc. (b)                 26,917
                                                 ------------
            SPECIALTY RETAIL -- 7.7%
     1,174  American Eagle Outfitters, Inc.            19,570
       615  Burlington Stores, Inc. (b)                34,588
       752  CST Brands, Inc.                           28,794
     1,549  DSW, Inc., Class A                         42,814
       867  Foot Locker, Inc.                          55,921
       298  Home Depot (The), Inc. (a)                 39,762
     1,876  Michaels (The) Cos., Inc. (b)              52,472
       566  Murphy USA, Inc. (b)                       34,781
     2,839  Sally Beauty Holdings, Inc. (b)            91,927
       739  TJX (The) Cos., Inc.                       57,901
                                                 ------------
                                                      458,530
                                                 ------------
            TECHNOLOGY HARDWARE, STORAGE &
              PERIPHERALS -- 4.6%
     2,508  Apple, Inc. (a)                           273,347
                                                 ------------
            TOBACCO -- 4.1%
     1,742  Altria Group, Inc. (a)                    109,154
     1,366  Philip Morris International, Inc.         134,018
                                                 ------------
                                                      243,172
                                                 ------------
            TRADING COMPANIES &
               DISTRIBUTORS -- 1.5%
     1,132  MSC Industrial Direct Co., Inc.            86,383
                                                 ------------
            WATER UTILITIES -- 0.2%
       219  American Water Works Co., Inc.             15,096
                                                 ------------
            WIRELESS TELECOMMUNICATION
               SERVICES -- 0.3%
       512  T-Mobile US, Inc. (b)                      19,610
                                                 ------------
            TOTAL COMMON STOCKS                     5,729,135
            (Cost $5,460,843)                    ------------

REAL ESTATE INVESTMENT TRUSTS -- 2.9%

     4,906  Corrections Corp. of America (a)          157,238
       699  Four Corners Property Trust, Inc.          12,547
                                                 ------------
            TOTAL REAL ESTATE
               INVESTMENT TRUSTS                      169,785
            (Cost $152,176)                      ------------


Page 46                 See Notes to Financial Statements

FIRST TRUST LOW BETA INCOME ETF (FTLB)

MARCH 31, 2016 (UNAUDITED)

NUMBER OF
CONTRACTS   DESCRIPTION                             VALUE
----------  -----------------------------------  ------------
OPTIONS PURCHASED -- 0.4%
            CBOE Volatility Index Call
        17  @ $22.00 due April 2016              $        510
                                                 ------------
            S&P 500 Index Puts
         3  @  1900.00 due May 2016                     2,610
         6  @  1875.00 due June 2016                    9,120
         3  @  1875.00 due September 2016              11,820
                                                 ------------
                                                       23,550
                                                 ------------
            TOTAL OPTIONS PURCHASED                    24,060
            (Cost $101,023)                      ------------

            TOTAL INVESTMENTS -- 100.1%             5,922,980
            (Cost $5,714,042) (c)                ------------

OPTIONS WRITTEN -- (3.3%)
            S&P 500 Index Calls
         4  @  1950.00 due April 2016                 (44,544)
         5  @  2000.00 due April 2016                 (31,700)
         2  @  2025.00 due April 2016                  (8,540)
         2  @  2050.00 due April 2016                  (4,850)
         2  @  1925.00 due May 2016                   (27,880)
         4  @  1950.00 due May 2016                   (49,640)
         2  @  1975.00 due June 2016                  (22,408)
                                                 ------------
                                                     (189,562)
                                                 ------------
            S&P 500 Index Puts
         2  @  1800.00 due May 2016                      (720)
         3  @  1725.00 due June 2016                   (1,680)
         2  @  1775.00 due September 2016              (5,320)
                                                 ------------
                                                       (7,720)
                                                 ------------
            TOTAL OPTIONS WRITTEN                    (197,282)
            (Premiums Received $133,535)         ------------

            NET OTHER ASSETS AND
               LIABILITIES -- 3.2%                    190,908
                                                 ------------
            NET ASSETS -- 100.0%                 $  5,916,606
                                                 ============


(a) All or a portion of this security is pledged to cover index options written.

(b) Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $367,674 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $158,736.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2016 is as follows (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements):

                                 ASSETS TABLE

                                                        LEVEL 2      LEVEL 3
                             TOTAL        LEVEL 1     SIGNIFICANT  SIGNIFICANT
                            VALUE AT       QUOTED     OBSERVABLE   UNOBSERVABLE
INVESTMENTS                3/31/2016       PRICES       INPUTS        INPUTS
-------------------------------------------------------------------------------
Common Stocks*            $  5,729,135  $  5,729,135  $        --  $         --
Real Estate
   Investment Trusts           169,785       169,785           --            --
Options Purchased               24,060        24,060           --            --
                          -----------------------------------------------------
Total Investments         $  5,922,980  $  5,922,980  $        --  $         --
                          =====================================================

                               LIABILITIES TABLE

                                                        LEVEL 2      LEVEL 3
                             TOTAL        LEVEL 1     SIGNIFICANT  SIGNIFICANT
                            VALUE AT       QUOTED     OBSERVABLE   UNOBSERVABLE
INVESTMENTS                3/31/2016       PRICES       INPUTS        INPUTS
-------------------------------------------------------------------------------
Options Written           $   (197,282) $   (197,282) $        --  $         --
                          =====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels are assumed to be transferred on the last day of the period at their current value. There were no transfers between the Levels at March 31, 2016.


                        See Notes to Financial Statements                Page 47

FIRST TRUST NASDAQ RISING DIVIDEND ACHIEVERS ETF (RDVY)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2016 (UNAUDITED)

SHARES      DESCRIPTION                             VALUE
----------  -----------------------------------  ------------
COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 7.8%
     3,426  Boeing (The) Co.                     $    434,896
     3,388  General Dynamics Corp.                    445,081
     3,307  Huntington Ingalls Industries, Inc.       452,861
     3,687  Raytheon Co.                              452,137
                                                 ------------
                                                    1,784,975
                                                 ------------
            AIRLINES -- 4.0%
     5,588  Alaska Air Group, Inc.                    458,328
    10,313  Southwest Airlines Co.                    462,022
                                                 ------------
                                                      920,350
                                                 ------------
            BANKS -- 7.8%
    33,209  Bank of America Corp.                     448,985
     7,577  JPMorgan Chase & Co.                      448,710
     5,326  PNC Financial Services Group, Inc.        450,420
     9,080  Wells Fargo & Co.                         439,109
                                                 ------------
                                                    1,787,224
                                                 ------------
            BIOTECHNOLOGY -- 4.1%
     3,154  Amgen, Inc.                               472,879
     5,084  Gilead Sciences, Inc.                     467,017
                                                 ------------
                                                      939,896
                                                 ------------
            CAPITAL MARKETS -- 5.9%
     4,863  Ameriprise Financial, Inc.                457,171
    17,462  Morgan Stanley                            436,725
     7,772  State Street Corp.                        454,817
                                                 ------------
                                                    1,348,713
                                                 ------------
            CHEMICALS -- 1.9%
     9,491  Westlake Chemical Corp.                   439,433
                                                 ------------
            COMMUNICATIONS EQUIPMENT
               -- 8.1%
    43,771  Brocade Communications
               Systems, Inc.                          463,097
    16,199  Cisco Systems, Inc.                       461,186
    17,389  Juniper Networks, Inc.                    443,593
     6,322  Motorola Solutions, Inc.                  478,576
                                                 ------------
                                                    1,846,452
                                                 ------------
            ELECTRICAL EQUIPMENT -- 2.0%
     4,043  Rockwell Automation, Inc.                 459,891
                                                 ------------
            ELECTRONIC EQUIPMENT,
               INSTRUMENTS & COMPONENTS
               -- 2.0%
     7,374  TE Connectivity, Ltd.                     456,598
                                                 ------------
            FOOD PRODUCTS -- 1.9%
    12,054  Archer-Daniels-Midland Co.                437,681
                                                 ------------
            HEALTH CARE PROVIDERS & SERVICES
               -- 4.0%
     4,075  Aetna, Inc.                               457,826
     3,215  Anthem, Inc.                              446,853
                                                 ------------
                                                      904,679
                                                 ------------


SHARES      DESCRIPTION                             VALUE
----------  -----------------------------------  ------------
            INSURANCE -- 15.8%
     3,747  Chubb, Ltd.                          $    446,455
     2,399  Everest Re Group, Ltd.                    473,635
     9,996  Hartford Financial Services (The)
               Group, Inc.                            460,616
    11,013  Lincoln National Corp.                    431,710
    10,260  MetLife, Inc.                             450,824
    11,077  Principal Financial Group, Inc.           436,988
     6,124  Prudential Financial, Inc.                442,275
     3,964  Travelers Cos., Inc.                      462,638
                                                 ------------
                                                    3,605,141
                                                 ------------
            IT SERVICES -- 4.3%
     4,258  Accenture PLC, Class A                    491,373
    14,596  Computer Sciences Corp.                   501,957
                                                 ------------
                                                      993,330
                                                 ------------
            MEDIA -- 2.1%
     5,667  Omnicom Group, Inc.                       471,664
                                                 ------------
            OIL, GAS & CONSUMABLE FUELS
               -- 2.0%
     7,043  Valero Energy Corp.                       451,738
                                                 ------------
            PHARMACEUTICALS -- 2.0%
     4,269  Johnson & Johnson                         461,906
                                                 ------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 10.2%
    22,397  Applied Materials, Inc.                   474,368
    14,042  Intel Corp.                               454,259
     5,778  Lam Research Corp.                        477,263
     5,958  Skyworks Solutions, Inc.                  464,128
     8,038  Texas Instruments, Inc.                   461,542
                                                 ------------
                                                    2,331,560
                                                 ------------
            SPECIALTY RETAIL -- 8.0%
    14,112  Best Buy Co., Inc.                        457,793
    14,885  GameStop Corp.                            472,301
    15,101  Gap, Inc.                                 443,970
     5,889  TJX (The) Cos., Inc.                      461,403
                                                 ------------
                                                    1,835,467
                                                 ------------
            TECHNOLOGY HARDWARE, STORAGE &
               PERIPHERALS -- 4.1%
     4,333  Apple, Inc.                               472,254
    37,677  HP, Inc.                                  464,180
                                                 ------------
                                                      936,434
                                                 ------------
            TEXTILES, APPAREL & LUXURY GOODS
               -- 2.0%
     6,901  VF Corp.                                  446,909
                                                 ------------
            TOTAL INVESTMENTS - 100.0%             22,860,041
            (Cost $23,550,211) (a)
            NET OTHER ASSETS AND
               LIABILITIES - 0.0%                       6,287
                                                 ------------
            NET ASSETS - 100.0%                  $ 22,866,328
                                                 ============


Page 48                 See Notes to Financial Statements

FIRST TRUST NASDAQ RISING DIVIDEND ACHIEVERS ETF (RDVY)

MARCH 31, 2016 (UNAUDITED)


(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $516,377 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,206,547.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2016 is as follows (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements):

                                                        LEVEL 2      LEVEL 3
                             TOTAL        LEVEL 1     SIGNIFICANT  SIGNIFICANT
                            VALUE AT       QUOTED     OBSERVABLE   UNOBSERVABLE
INVESTMENTS                3/31/2016       PRICES       INPUTS        INPUTS
-------------------------------------------------------------------------------
Common Stocks*            $ 22,860,041  $ 22,860,041  $       --   $         --
                          =====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2016.


                        See Notes to Financial Statements                Page 49

FIRST TRUST DORSEY WRIGHT FOCUS 5 ETF (FV)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2016 (UNAUDITED)

SHARES      DESCRIPTION                              VALUE
----------  -----------------------------------  --------------
EXCHANGE-TRADED FUNDS -- 99.9%
            CAPITAL MARKETS* -- 99.9%
19,528,314  First Trust Consumer
               Discretionary AlphaDEX(R)
               Fund                              $  687,006,086
14,809,406  First Trust Consumer Staples
               AlphaDEX(R) Fund                     683,009,805
10,036,837  First Trust Dow Jones Internet
               Index Fund (a)                       685,415,599
46,699,831  First Trust Energy AlphaDEX(R)
               Fund                                 659,401,614
26,694,353  First Trust Utilities AlphaDEX(R)
               Fund                                 693,519,291
                                                 --------------
            TOTAL INVESTMENTS -- 99.9%            3,408,352,395
            (Cost $3,334,012,003) (b)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.1%                    5,116,914
                                                 --------------
            NET ASSETS -- 100.0%                 $3,413,469,309
                                                 ==============


(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $93,822,933 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $19,482,541.

* Represents investments in affiliated funds.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2016 is as follows (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements):

                                                        LEVEL 2      LEVEL 3
                          TOTAL          LEVEL 1      SIGNIFICANT  SIGNIFICANT
                         VALUE AT         QUOTED      OBSERVABLE   UNOBSERVABLE
INVESTMENTS             3/31/2016         PRICES        INPUTS        INPUTS
-------------------------------------------------------------------------------
Exchange-Traded
   Funds**            $3,408,352,395  $3,408,352,395  $        --  $         --
                      =========================================================

** See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2016.



Page 50                 See Notes to Financial Statements

FIRST TRUST RBA AMERICAN INDUSTRIAL RENAISSANCE(R) ETF (AIRR)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2016 (UNAUDITED)

SHARES      DESCRIPTION                             VALUE
----------  -----------------------------------  ------------
COMMON STOCKS -- 100.0%
            BANKS -- 4.3%
     7,114  Associated Banc-Corp.                $    127,625
     4,321  Bryn Mawr Bank Corp.                      111,179
     3,846  Chemical Financial Corp.                  137,264
    14,441  First Commonwealth Financial
               Corp.                                  127,947
     7,383  First Financial Bancorp                   134,223
     5,266  First Merchants Corp.                     124,120
     7,203  First Midwest Bancorp, Inc.               129,798
    10,093  FNB Corp.                                 131,310
    12,218  Huntington Bancshares, Inc.               116,560
     9,964  Old National Bancorp                      121,461
                                                 ------------
                                                    1,261,487
                                                 ------------
            COMMERCIAL SERVICES & SUPPLIES
               -- 12.1%
    56,693  Covanta Holding Corp.                     955,844
    31,370  Heritage-Crystal Clean, Inc. (a)          311,818
    35,337  Tetra Tech, Inc.                        1,053,749
    26,781  US Ecology, Inc.                        1,182,649
                                                 ------------
                                                    3,504,060
                                                 ------------
            CONSTRUCTION & ENGINEERING
               -- 30.4%
    29,135  Comfort Systems USA, Inc.                 925,619
    11,555  Dycom Industries, Inc. (a)                747,262
    18,602  EMCOR Group, Inc.                         904,057
    22,158  Granite Construction, Inc.              1,059,153
    54,018  MasTec, Inc. (a)                        1,093,324
    43,643  MYR Group, Inc. (a)                     1,095,876
    42,534  Primoris Services Corp.                 1,033,576
    47,595  Quanta Services, Inc. (a)               1,073,743
    56,154  Tutor Perini Corp. (a)                    872,633
                                                 ------------
                                                    8,805,243
                                                 ------------
            ELECTRICAL EQUIPMENT -- 20.5%
     3,940  Acuity Brands, Inc.                       859,472
    16,415  AZZ, Inc.                                 929,089
    23,651  Encore Wire Corp.                         920,734
    27,096  Generac Holdings, Inc. (a)              1,009,055
     9,111  Hubbell, Inc.                             965,128
    67,222  PowerSecure International,
               Inc. (a)                             1,256,379
                                                 ------------
                                                    5,939,857
                                                 ------------
            MACHINERY -- 32.7%
    19,260  American Railcar Industries, Inc.         784,460
    46,878  Douglas Dynamics, Inc.                  1,073,975
    45,523  FreightCar America, Inc.                  709,248
    42,216  Global Brass & Copper Holdings,
               Inc.                                 1,053,289
    34,451  Greenbrier Cos (The), Inc.                952,226
   104,324  Mueller Water Products, Inc.,
               Class A                              1,030,721
    24,622  Oshkosh Corp                            1,006,301
    13,479  RBC Bearings, Inc. (a)                    987,471
    47,232  TriMas Corp. (a)                          827,505


SHARES      DESCRIPTION                             VALUE
----------  -----------------------------------  ------------
            MACHINERY (CONTINUED)
    79,755  Wabash National Corp. (a)            $  1,052,766
                                                 ------------
                                                    9,477,962
                                                 ------------
            TOTAL INVESTMENTS -- 100.0%            28,988,609
            (Cost $29,164,618) (b)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.0%                      9,028
                                                 ------------
            NET ASSETS -- 100.0%                 $ 28,997,637
                                                 ============


(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,623,324 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,799,333.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2016 is as follows (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements):

                                                        LEVEL 2      LEVEL 3
                             TOTAL        LEVEL 1     SIGNIFICANT  SIGNIFICANT
                            VALUE AT       QUOTED     OBSERVABLE   UNOBSERVABLE
INVESTMENTS                3/31/2016       PRICES       INPUTS        INPUTS
-------------------------------------------------------------------------------
Common Stocks*            $ 28,988,609  $ 28,988,609  $        --  $         --
                          =====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2016.


                        See Notes to Financial Statements                Page 51

FIRST TRUST RBA QUALITY INCOME ETF (QINC)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2016 (UNAUDITED)

SHARES      DESCRIPTION                             VALUE
----------  -----------------------------------  ------------
COMMON STOCKS -- 89.4%
            AIR FREIGHT & LOGISTICS -- 2.1%
     2,721  CH Robinson Worldwide, Inc.          $    201,980
                                                 ------------
            BANKS -- 11.9%
     2,893  Bank of Hawaii Corp.                      197,534
     1,471  City Holding Co.                           70,284
     4,531  Community Bank System, Inc.               173,130
     3,243  Cullen/Frost Bankers, Inc.                178,722
     9,904  FirstMerit Corp.                          208,479
     3,801  NBT Bancorp, Inc.                         102,437
       812  Tompkins Financial Corp.                   51,968
     4,931  United Bankshares, Inc.                   180,968
                                                 ------------
                                                    1,163,522
                                                 ------------
            CAPITAL MARKETS -- 5.7%
     6,481  Federated Investors, Inc., Class B        186,977
     5,750  Invesco Ltd.                              176,927
     2,569  T Rowe Price Group, Inc.                  188,719
                                                 ------------
                                                      552,623
                                                 ------------
            COMMERCIAL SERVICES & SUPPLIES
               -- 1.3%
     2,730  MSA Safety, Inc.                          131,996
                                                 ------------
            COMMUNICATIONS EQUIPMENT
               -- 2.0%
     6,760  Cisco Systems, Inc.                       192,457
                                                 ------------
            CONTAINERS & PACKAGING -- 2.2%
     4,413  Sonoco Products Co.                       214,339
                                                 ------------
            DISTRIBUTORS -- 2.2%
     2,152  Genuine Parts Co.                         213,823
                                                 ------------
            DIVERSIFIED CONSUMER SERVICES
               -- 1.0%
     1,938  Capella Education Co.                     102,016
                                                 ------------
            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 2.2%
     6,464  TELUS Corp.                               210,274
                                                 ------------
            ELECTRIC UTILITIES -- 7.9%
     3,352  Eversource Energy                         195,556
     2,545  IDACORP, Inc.                             189,831
     1,626  NextEra Energy, Inc.                      192,421
     3,689  Southern (The) Co.                        190,832
                                                 ------------
                                                      768,640
                                                 ------------
            ELECTRICAL EQUIPMENT -- 4.1%
     9,668  ABB Ltd., ADR                             187,753
     3,874  Emerson Electric Co.                      210,668
                                                 ------------
                                                      398,421
                                                 ------------
            FOOD & STAPLES RETAILING -- 0.6%
     1,352  Weis Markets, Inc.                         60,921
                                                 ------------
            GAS UTILITIES -- 3.3%
     1,601  Atmos Energy Corp.                        118,890
     2,944  Laclede Group, Inc.                       199,456
                                                 ------------
                                                      318,346
                                                 ------------


SHARES      DESCRIPTION                             VALUE
----------  -----------------------------------  ------------
            HEALTH CARE EQUIPMENT &
               SUPPLIES -- 1.1%
     5,272  Meridian Bioscience, Inc.            $    108,656
                                                 ------------
            HEALTH CARE PROVIDERS & SERVICES
               -- 2.1%
     5,015  Owens & Minor, Inc.                       202,706
                                                 ------------
            HOTELS, RESTAURANTS & LEISURE
               -- 2.2%
     1,393  Cracker Barrel Old Country
               Store, Inc.                            212,669
                                                 ------------
            HOUSEHOLD DURABLES -- 2.1%
     5,169  Garmin Ltd.                               206,553
                                                 ------------
            INDUSTRIAL CONGLOMERATES -- 2.1%
     1,217  3M Co.                                    202,789
                                                 ------------
            INSURANCE -- 1.7%
     4,318  Principal Financial Group, Inc.           170,345
                                                 ------------
            INTERNET & CATALOG RETAIL -- 0.5%
     2,910  PetMed Express, Inc.                       52,118
                                                 ------------
            LEISURE PRODUCTS -- 2.0%
     2,419  Hasbro, Inc.                              193,762
                                                 ------------
            METALS & MINING -- 2.2%
     3,156  Reliance Steel & Aluminum Co.             218,364
                                                 ------------
            MULTI-UTILITIES -- 12.4%
     2,153  DTE Energy Co.                            195,191
     3,203  NorthWestern Corp.                        197,785
     4,439  Public Service Enterprise Group,
               Inc.                                   209,255
     2,827  SCANA Corp.                               198,314
     1,927  Sempra Energy                             200,504
     4,134  Vectren Corp.                             209,015
                                                 ------------
                                                    1,210,064
                                                 ------------
            MULTILINE RETAIL -- 2.0%
     2,335  Target Corp.                              192,124
                                                 ------------
            PHARMACEUTICALS -- 1.7%
     4,232  Sanofi, ADR                               169,957
                                                 ------------
            ROAD & RAIL -- 3.7%
     7,230  CSX Corp.                                 186,172
     2,247  Union Pacific Corp.                       178,749
                                                 ------------
                                                      364,921
                                                 ------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 2.0%
     4,337  Linear Technology Corp.                   193,257
                                                 ------------
            SPECIALTY RETAIL -- 1.1%
     2,712  Cato Corp.                                104,548
                                                 ------------
            TOBACCO -- 1.8%
     3,550  Reynolds American, Inc.                   178,600
                                                 ------------
            TRADING COMPANIES &
               DISTRIBUTORS -- 2.2%
     4,346  Fastenal Co.                              212,954
                                                 ------------
            TOTAL COMMON STOCKS                     8,723,745
            (Cost $8,154,700)                    ------------


Page 52                 See Notes to Financial Statements

FIRST TRUST RBA QUALITY INCOME ETF (QINC)

MARCH 31, 2016 (UNAUDITED)

SHARES      DESCRIPTION                             VALUE
----------  -----------------------------------  ------------
REAL ESTATE INVESTMENT TRUSTS -- 10.5%
     7,368  Franklin Street Properties Corp.     $     78,174
     3,726  LTC Properties, Inc.                      168,564
     2,821  National Health Investors, Inc.           187,653
     4,314  National Retail Properties, Inc.          199,307
     3,268  Realty Income Corp.                       204,283
     1,561  Sovran Self Storage, Inc.                 184,120
                                                 ------------
            TOTAL REAL ESTATE
               INVESTMENT TRUSTS                    1,022,101
            (Cost $895,274)                      ------------

            TOTAL INVESTMENTS -- 99.9%              9,745,846
            (Cost $9,049,974) (a)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.1%                      8,300
                                                 ------------
            NET ASSETS -- 100.0%                 $  9,754,146
                                                 ============


(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $897,858 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $201,986.

ADR   American Depositary Receipt

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2016 is as follows (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements):


                                                        LEVEL 2      LEVEL 3
                             TOTAL        LEVEL 1     SIGNIFICANT  SIGNIFICANT
                            VALUE AT       QUOTED     OBSERVABLE   UNOBSERVABLE
INVESTMENTS                3/31/2016       PRICES       INPUTS        INPUTS
-------------------------------------------------------------------------------
Common Stocks*            $  8,723,745  $  8,723,745  $        --  $         --
Real Estate
   Investment Trusts         1,022,101     1,022,101           --            --
                          -----------------------------------------------------
Total Investments         $  9,745,846  $  9,745,846  $        --  $         --
                          =====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2016.


                        See Notes to Financial Statements                Page 53

FIRST TRUST DORSEY WRIGHT INTERNATIONAL FOCUS 5 ETF (IFV)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2016 (UNAUDITED)

SHARES      DESCRIPTION                             VALUE
----------  -----------------------------------  ------------
EXCHANGE-TRADED FUNDS -- 99.9%
            CAPITAL MARKETS* -- 99.9%
 2,844,477  First Trust Germany AlphaDEX(R)
               Fund                              $104,107,858
 3,698,889  First Trust ISE Chindia Index
               Fund                               100,720,748
 2,111,647  First Trust Japan AlphaDEX(R)
               Fund                                95,826,541
 2,559,945  First Trust Switzerland
               AlphaDEX(R) Fund                   102,423,399
 2,614,130  First Trust United Kingdom
               AlphaDEX(R) Fund                    98,304,359
                                                 ------------
            TOTAL INVESTMENTS -- 99.9%            501,382,905
            (Cost $547,765,288) (a)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.1%                    610,988
                                                 ------------
            NET ASSETS -- 100.0%                 $501,993,893
                                                 ============


(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $570,145 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $46,952,528.

* Represents investments in affiliated funds.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2016 is as follows (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements):

                                                        LEVEL 2      LEVEL 3
                             TOTAL        LEVEL 1     SIGNIFICANT  SIGNIFICANT
                            VALUE AT       QUOTED     OBSERVABLE   UNOBSERVABLE
INVESTMENTS                3/31/2016       PRICES       INPUTS        INPUTS
-------------------------------------------------------------------------------
Exchange-Traded
   Funds**                $501,382,905  $501,382,905  $        --  $         --
                          =====================================================

** See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2016.


Page 54                 See Notes to Financial Statements

FIRST TRUST DORSEY WRIGHT DYNAMIC FOCUS 5 ETF (FVC)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2016 (UNAUDITED)

  SHARES                                         DESCRIPTION                                            VALUE
----------  --------------------------------------------------------------------------------------  -------------
EXCHANGE-TRADED FUNDS -- 60.2%
            CAPITAL MARKETS* -- 60.2%
    17,411  First Trust Consumer Discretionary AlphaDEX(R) Fund...................................  $     612,519
    13,205  First Trust Consumer Staples AlphaDEX(R) Fund.........................................        609,015
     8,950  First Trust Dow Jones Internet Index Fund (a).........................................        611,196
    41,645  First Trust Energy AlphaDEX(R) Fund...................................................        588,027
    23,800  First Trust Utilities AlphaDEX(R) Fund................................................        618,324
                                                                                                    -------------
            TOTAL EXCHANGE-TRADED FUNDS...........................................................      3,039,081
            (Cost $3,020,938)                                                                       -------------


PRINCIPAL                                                                       STATED    STATED
  VALUE                                DESCRIPTION                              COUPON   MATURITY       VALUE
----------  ------------------------------------------------------------------  ------  ----------  -------------
U.S. TREASURY BILLS -- 39.2%
$  220,000  U.S. Treasury Bill................................................   (b)     04/28/16         219,973
   220,000  U.S. Treasury Bill................................................   (b)     05/05/16         219,982
   220,000  U.S. Treasury Bill................................................   (b)     05/12/16         219,978
   220,000  U.S. Treasury Bill................................................   (b)     05/19/16         219,963
   220,000  U.S. Treasury Bill................................................   (b)     05/26/16         219,958
   220,000  U.S. Treasury Bill................................................   (b)     06/02/16         219,943
   220,000  U.S. Treasury Bill................................................   (b)     06/09/16         219,928
   220,000  U.S. Treasury Bill................................................   (b)     06/16/16         219,914
   220,000  U.S. Treasury Bill................................................   (b)     06/23/16         219,897
                                                                                                    -------------
            TOTAL U.S. TREASURY BILLS.............................................................      1,979,536
            (Cost $1,979,309)                                                                       -------------

            TOTAL INVESTMENTS -- 99.4%............................................................      5,018,617
            (Cost $5,000,247) (c)
            NET OTHER ASSETS AND LIABILITIES -- 0.6%..............................................         31,210
                                                                                                    -------------
            NET ASSETS -- 100.0%..................................................................  $   5,049,827
                                                                                                    =============


(a)   Non-income producing security.

(b)   Zero coupon bond.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $19,857 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,487.

* Represents investments in affiliated funds.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2016 is as follows (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements):

                                                                                               LEVEL 2         LEVEL 3
                                                                TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                              VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
INVESTMENTS                                                   3/31/2016        PRICES          INPUTS          INPUTS
---------------------------------------------------------   -------------   -------------   -------------   -------------
Exchange-Traded Funds**..................................   $   3,039,081   $   3,039,081   $          --   $          --
U.S. Treasury Bills......................................       1,979,536              --       1,979,536              --
                                                            -------------   -------------   -------------   -------------
Total Investments........................................   $   5,018,617   $   3,039,081   $   1,979,536   $          --
                                                            =============   =============   =============   =============

** See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2016.


                        See Notes to Financial Statements                Page 55

FIRST TRUST EXCHANGE-TRADED FUND VI

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2016 (UNAUDITED)

                                                                      FIRST TRUST                              INTERNATIONAL
                                                                        NASDAQ             MULTI-ASSET          MULTI-ASSET
                                                                  TECHNOLOGY DIVIDEND  DIVERSIFIED INCOME   DIVERSIFIED INCOME
                                                                      INDEX FUND           INDEX FUND           INDEX FUND
                                                                        (TDIV)               (MDIV)               (YDIV)
                                                                  -------------------  -------------------  -------------------
ASSETS:
Investments, at value - Unaffiliated...........................     $   491,596,522      $   624,726,061      $    14,300,761
Investments, at value - Affiliated.............................                  --          145,471,756                   --
                                                                    ---------------      ---------------      ---------------
Total investments, at value....................................         491,596,522          770,197,817           14,300,761
Cash...........................................................             326,890            1,297,812               54,760
Foreign currency...............................................                  --                   --               10,877
Receivables:
   Investment securities sold..................................                  --                   --                   --
   Dividends...................................................             764,320            3,580,071               24,720
   Capital shares sold.........................................                  --                   --                   --
   Dividend reclaims...........................................              39,096                   --                7,301
Other assets...................................................                  --                  311                   --
                                                                    ---------------      ---------------      ---------------
   Total Assets................................................         492,726,828          775,076,011           14,398,419
                                                                    ---------------      ---------------      ---------------
LIABILITIES:
Options written, at value .....................................                  --                   --                   --
Due to custodian...............................................                  --                   --                   --
Payables:
   Investment securities purchased.............................                  --                   --                   --
   Investment advisory fees....................................             203,094              309,157                8,266
                                                                    ---------------      ---------------      ---------------
   Total Liabilities...........................................             203,094              309,157                8,266
                                                                    ---------------      ---------------      ---------------
NET ASSETS.....................................................     $   492,523,734      $   774,766,854      $    14,390,153
                                                                    ===============      ===============      ===============
NET ASSETS CONSIST OF:
Paid-in capital................................................     $   500,938,489      $   925,629,728      $    17,523,043
Par value......................................................             183,050              417,000                8,500
Accumulated net investment income (loss).......................             740,192           (5,366,972)              27,071
Accumulated net realized gain (loss) on investments, foreign
   currency transactions and options transactions..............         (19,027,602)        (116,319,393)          (2,854,505)
Net unrealized appreciation (depreciation) on investments,
   foreign currency translation and options....................           9,689,605          (29,593,509)            (313,956)
                                                                    ---------------      ---------------      ---------------
NET ASSETS.....................................................     $   492,523,734      $   774,766,854      $    14,390,153
                                                                    ===============      ===============      ===============
NET ASSET VALUE, per share.....................................     $         26.91      $         18.58      $         16.93
                                                                    ===============      ===============      ===============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)......................          18,305,000           41,700,002              850,002
                                                                    ===============      ===============      ===============
Investments, at cost - Unaffiliated............................     $   481,906,917      $   648,048,481      $    14,614,535
                                                                    ===============      ===============      ===============
Investment, at cost - Affiliated...............................     $            --      $   151,742,845      $            --
                                                                    ===============      ===============      ===============
Total investments, at cost.....................................     $   481,906,917      $   799,791,326      $    14,614,535
                                                                    ===============      ===============      ===============
Foreign currency, at cost (proceeds)...........................     $            --      $            --      $        10,888
                                                                    ===============      ===============      ===============
Premiums received on options written...........................     $            --      $            --      $            --
                                                                    ===============      ===============      ===============


Page 56                 See Notes to Financial Statements

                                                FIRST TRUST                             FIRST TRUST RBA
     FIRST TRUST           FIRST TRUST            NASDAQ             FIRST TRUST           AMERICAN
     HIGH INCOME            LOW BETA          RISING DIVIDEND       DORSEY WRIGHT         INDUSTRIAL
         ETF               INCOME ETF          ACHIEVERS ETF         FOCUS 5 ETF       RENAISSANCE(R) ETF
       (FTHI)                (FTLB)               (RDVY)                (FV)                (AIRR)
   -------------------  -------------------  -------------------  -------------------  -------------------

     $     6,948,068      $     5,922,980      $    22,860,041      $            --      $    28,988,609
                  --                   --                   --        3,408,352,395                   --
     ---------------      ---------------      ---------------      ---------------      ---------------
           6,948,068            5,922,980           22,860,041        3,408,352,395           28,988,609
             219,585              184,738                   --          676,559,072                3,900
                  --                   --                   --                   --                   --

                  --                   --                   --           25,701,232                   --
              11,874               10,841               27,007                   --               22,257
                  --                   --                   --                   --                   --
                  27                   41                   --                   --                   --
                  --                   --                   --                   --                   --
     ---------------      ---------------      ---------------      ---------------      ---------------
           7,179,554            6,118,600           22,887,048        4,110,612,699           29,014,766
     ---------------      ---------------      ---------------      ---------------      ---------------

             206,282              197,282                   --                   --                   --
                  --                   --                9,848                   --                   --

                  --                   --                   --          696,282,525                   --
               4,953                4,712               10,872              860,865               17,129
     ---------------      ---------------      ---------------      ---------------      ---------------
             211,235              201,994               20,720          697,143,390               17,129
     ---------------      ---------------      ---------------      ---------------      ---------------
     $     6,968,319      $     5,916,606      $    22,866,328      $ 3,413,469,309      $    28,997,637
     ===============      ===============      ===============      ===============      ===============

     $     7,031,786      $     6,039,849      $    26,014,354      $ 3,797,930,709      $    43,489,948
               3,500                3,000               11,000            1,578,000               16,500
            (106,702)             (43,092)              43,864            4,445,733               32,689

            (227,041)            (228,342)          (2,512,720)        (464,825,525)         (14,365,491)

             266,776              145,191             (690,170)          74,340,392             (176,009)
     ---------------      ---------------      ---------------      ---------------      ---------------
     $     6,968,319      $     5,916,606      $    22,866,328      $ 3,413,469,309      $    28,997,637
     ===============      ===============      ===============      ===============      ===============
     $         19.91      $         19.72      $         20.79      $         21.63      $         17.57
     ===============      ===============      ===============      ===============      ===============

             350,002              300,002            1,100,002          157,800,002            1,650,002
     ===============      ===============      ===============      ===============      ===============
     $     6,577,267      $     5,714,042      $    23,550,211      $            --      $    29,164,618
     ===============      ===============      ===============      ===============      ===============
     $            --      $            --      $            --      $ 3,334,012,003      $            --
     ===============      ===============      ===============      ===============      ===============
     $     6,577,267      $     5,714,042      $    23,550,211      $ 3,334,012,003      $    29,164,618
     ===============      ===============      ===============      ===============      ===============
     $            --      $            --      $            --      $            --      $            --
     ===============      ===============      ===============      ===============      ===============
     $       102,257      $       133,535      $            --      $            --      $            --
     ===============      ===============      ===============      ===============      ===============


                        See Notes to Financial Statements                Page 57

FIRST TRUST EXCHANGE-TRADED FUND VI

MARCH 31, 2016 (UNAUDITED)

                                                                                           FIRST TRUST          FIRST TRUST
                                                                      FIRST TRUST         DORSEY WRIGHT        DORSEY WRIGHT
                                                                      RBA QUALITY         INTERNATIONAL           DYNAMIC
                                                                      INCOME ETF           FOCUS 5 ETF          FOCUS 5 ETF
                                                                        (QINC)                (IFV)                (FVC)
                                                                  -------------------  -------------------  -------------------
ASSETS:
Investments, at value - Unaffiliated...........................     $     9,745,846      $            --      $     1,979,536
Investments, at value - Affiliated.............................                  --          501,382,905            3,039,081
                                                                    ---------------      ---------------      ---------------
Total investments, at value....................................           9,745,846          501,382,905            5,018,617
Cash...........................................................                  --              735,619               22,878
Foreign currency...............................................                  --                                        --
Receivables:
   Investment securities sold..................................                  --                   --              257,137
   Dividends...................................................              15,850                   --                2,564
   Capital shares sold.........................................           1,083,783                   --                   --
   Dividend reclaims...........................................                 784                   --                   --
Other assets...................................................                  --                   --                   --
                                                                    ---------------      ---------------      ---------------
   Total Assets................................................          10,846,263          502,118,524            5,301,196
                                                                    ---------------      ---------------      ---------------
LIABILITIES:
Options written, at value .....................................                  --                   --                   --
Due to custodian...............................................               4,643                   --                   --
Payables:
   Investment securities purchased.............................           1,082,436                   --              251,114
   Investment advisory fees....................................               5,038              124,631                  255
                                                                    ---------------      ---------------      ---------------
   Total Liabilities...........................................           1,092,117              124,631              251,369
                                                                    ---------------      ---------------      ---------------
NET ASSETS.....................................................     $     9,754,146      $   501,993,893      $     5,049,827
                                                                    ===============      ===============      ===============
NET ASSETS CONSIST OF:
Paid-in capital................................................     $    10,111,773      $   629,548,108      $     5,021,774
Par value......................................................               4,500              293,000                2,500
Accumulated net investment income (loss).......................               9,612              168,396                2,425
Accumulated net realized gain (loss) on investments, foreign
   currency transactions and options transactions..............          (1,067,611)         (81,633,228)               4,758
Net unrealized appreciation (depreciation) on investments,
   foreign currency translation and options....................             695,872          (46,382,383)              18,370
                                                                    ---------------      ---------------      ---------------
NET ASSETS.....................................................     $     9,754,146      $   501,993,893      $     5,049,827
                                                                    ===============      ===============      ===============
NET ASSET VALUE, per share.....................................     $         21.68      $         17.13      $         20.20
                                                                    ===============      ===============      ===============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)......................             450,002           29,300,002              250,002
                                                                    ===============      ===============      ===============
Investments, at cost - Unaffiliated............................     $     9,049,974      $            --      $     1,979,309
                                                                    ===============      ===============      ===============
Investment, at cost - Affiliated...............................     $            --      $   547,765,288      $     3,020,938
                                                                    ===============      ===============      ===============
Total investments, at cost.....................................     $     9,049,974      $   547,765,288      $     5,000,247
                                                                    ===============      ===============      ===============
Foreign currency, at cost (proceeds)...........................     $            --      $            --      $            --
                                                                    ===============      ===============      ===============
Premiums received on options written...........................     $            --      $            --      $            --
                                                                    ===============      ===============      ===============


Page 58                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VI

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2016 (UNAUDITED)

                                                                      FIRST TRUST                               INTERNATIONAL
                                                                        NASDAQ             MULTI-ASSET           MULTI-ASSET
                                                                  TECHNOLOGY DIVIDEND  DIVERSIFIED INCOME    DIVERSIFIED INCOME
                                                                      INDEX FUND           INDEX FUND            INDEX FUND
                                                                        (TDIV)               (MDIV)                (YDIV)
                                                                  -------------------  -------------------  -------------------
INVESTMENT INCOME:
Dividends - Unaffiliated.......................................     $     8,818,310      $    18,673,366      $       361,364
Dividends - Affiliated.........................................                  --            4,797,975                   --
Interest.......................................................                  --                   --                   --
Foreign tax withholding........................................            (157,932)                  --              (24,931)
Other..........................................................                  --                   11                   65
                                                                    ---------------      ---------------      ---------------
   Total investment income.....................................           8,660,378           23,471,352              336,498
                                                                    ---------------      ---------------      ---------------
EXPENSES:
Investment advisory fees.......................................           1,186,217            2,432,871               50,735
                                                                    ---------------      ---------------      ---------------
   Total expenses..............................................           1,186,217            2,432,871               50,735
                                                                    ---------------      ---------------      ---------------
   Fees waived or expenses reimbursed by
      the investment advisor...................................                  --             (464,262)                  --
                                                                    ---------------      ---------------      ---------------
Net expenses...................................................           1,186,217            1,968,609               50,735
                                                                    ---------------      ---------------      ---------------
NET INVESTMENT INCOME (LOSS)...................................           7,474,161           21,502,743              285,763
                                                                    ---------------      ---------------      ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments - Unaffiliated..................................          (6,424,515)         (32,558,482)            (869,761)
   Investments - Affiliated....................................                  --             (733,371)                  --
   Written option transactions.................................                  --                   --                   --
   In-kind redemptions - Unaffiliated..........................          11,763,034             (533,536)            (173,342)
   In-kind redemptions - Affiliated............................                  --             (410,963)                  --
   Foreign currency transactions...............................                  --                   --               (1,139)
                                                                    ---------------      ---------------      ---------------
Net realized gain (loss).......................................           5,338,519          (34,236,352)          (1,044,242)
                                                                    ---------------      ---------------      ---------------
Net change in unrealized appreciation (depreciation) on:
   Investments - Unaffiliated..................................          44,250,712           46,761,895            1,676,554
   Investments - Affiliated....................................                  --           (1,566,819)                  --
   Written options held........................................                  --                   --                   --
   Foreign currency translation................................                  --                   --                1,568
                                                                    ---------------      ---------------      ---------------
Net change in unrealized appreciation (depreciation)...........          44,250,712           45,195,076            1,678,122
                                                                    ---------------      ---------------      ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)........................          49,589,231           10,958,724              633,880
                                                                    ---------------      ---------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS...................................     $    57,063,392      $    32,461,467      $       919,643
                                                                    ===============      ===============      ===============


                        See Notes to Financial Statements                Page 59

FIRST TRUST EXCHANGE-TRADED FUND VI

FOR THE SIX MONTHS ENDED MARCH 31, 2016 (UNAUDITED)

                                                                                                                FIRST TRUST
                                                                      FIRST TRUST          FIRST TRUST            NASDAQ
                                                                      HIGH INCOME           LOW BETA          RISING DIVIDEND
                                                                          ETF              INCOME ETF          ACHIEVERS ETF
                                                                        (FTHI)               (FTLB)               (RDVY)
                                                                  -------------------  -------------------  -------------------
INVESTMENT INCOME:
Dividends - Unaffiliated.......................................     $        90,861      $        78,152      $       532,425
Dividends - Affiliated.........................................                  --                   --                   --
Interest.......................................................                  88                   84                   18
Foreign tax withholding........................................                (437)                (371)                  --
Other..........................................................                  --                   --                   --
                                                                    ---------------      ---------------      ---------------
   Total investment income.....................................              90,512               77,865              532,443
                                                                    ---------------      ---------------      ---------------
EXPENSES:
Investment advisory fees.......................................              29,213               24,706               78,303
                                                                    ---------------      ---------------      ---------------
   Total expenses..............................................              29,213               24,706               78,303
                                                                    ---------------      ---------------      ---------------
   Fees waived or expenses reimbursed by
      the investment advisor...................................                  --                   --                   --
                                                                    ---------------      ---------------      ---------------
Net expenses...................................................              29,213               24,706               78,303
                                                                    ---------------      ---------------      ---------------
NET INVESTMENT INCOME (LOSS)...................................              61,299               53,159              454,140
                                                                    ---------------      ---------------      ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments - Unaffiliated..................................            (482,928)            (433,400)          (2,021,621)
   Investments - Affiliated....................................                  --                   --                   --
   Written option transactions.................................              96,391               77,181                   --
   In-kind redemptions - Unaffiliated..........................             257,453              243,850             (145,881)
   In-kind redemptions - Affiliated............................                  --                   --                   --
   Foreign currency transactions...............................                  --                   --                   --
                                                                    ---------------      ---------------      ---------------
Net realized gain (loss).......................................            (129,084)            (112,369)          (2,167,502)
                                                                    ---------------      ---------------      ---------------
Net change in unrealized appreciation (depreciation) on:
   Investments - Unaffiliated..................................             686,776              406,198            1,821,752
   Investments - Affiliated....................................                  --                   --                   --
   Written options held........................................            (152,883)             (97,077)                  --
   Foreign currency translation................................                  --                   --                   --
                                                                    ---------------      ---------------      ---------------
Net change in unrealized appreciation (depreciation)...........             533,893              309,021            1,821,752
                                                                    ---------------      ---------------      ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)........................             404,809              196,652             (345,750)
                                                                    ---------------      ---------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS...................................     $       466,108      $       249,811      $       108,390
                                                                    ===============      ===============      ===============


(a) Inception date is March 17, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.


Page 60                 See Notes to Financial Statements

                          FIRST TRUST RBA                             FIRST TRUST          FIRST TRUST
       FIRST TRUST           AMERICAN            FIRST TRUST         DORSEY WRIGHT        DORSEY WRIGHT
      DORSEY WRIGHT         INDUSTRIAL           RBA QUALITY         INTERNATIONAL           DYNAMIC
       FOCUS 5 ETF      RENAISSANCE(R) ETF       INCOME ETF           FOCUS 5 ETF          FOCUS 5 ETF
          (FV)                (AIRR)               (QINC)                (IFV)              (FVC) (a)
   -------------------  -------------------  -------------------  -------------------  -------------------

     $            --      $       220,002      $       161,654      $            --      $            --
          11,879,413                   --                   --            2,385,087                2,604
               6,826                   24                   22                   --                   76
                  --                   --                 (771)                  --                   --
                  --                   --                   13                  107                   --
     ---------------      ---------------      ---------------      ---------------      ---------------
          11,886,239              220,026              160,918           2,385,194                 2,680
     ---------------      ---------------      ---------------      ---------------      ---------------

           6,143,309              128,182               33,295             877,349                   255
     ---------------      ---------------      ---------------      ---------------      ---------------
           6,143,309              128,182               33,295             877,349                   255
     ---------------      ---------------      ---------------      ---------------      ---------------

                  --                   --                   --                   --                   --
     ---------------      ---------------      ---------------      ---------------      ---------------
           6,143,309              128,182               33,295              877,349                  255
     ---------------      ---------------      ---------------      ---------------      ---------------
           5,742,930               91,844              127,623            1,507,845                2,425
     ---------------      ---------------      ---------------      ---------------      ---------------


                  --           (5,727,943)            (937,911)                  --                    7
        (481,975,491)                  --                   --          (57,904,125)               4,751
                  --                   --                   --                   --                   --
                  --              338,929              292,331                   --                   --
          17,150,352                   --                   --          (22,227,484)                  --
                  --                   --                   --                   --                   --
     ---------------      ---------------      ---------------      ---------------      ---------------
        (464,825,139)          (5,389,014)            (645,580)         (80,131,609)               4,758
     ---------------      ---------------      ---------------      ---------------      ---------------

                  --           10,138,129            1,216,523                   --                  227
         316,328,371                   --                   --           74,759,867               18,143
                  --                   --                   --                   --                   --
                  --                   --                   --                   --                   --
     ---------------      ---------------      ---------------      ---------------      ---------------
         316,328,371           10,138,129            1,216,523           74,759,867               18,370
     ---------------      ---------------      ---------------      ---------------      ---------------
        (148,496,768)           4,749,115              570,943           (5,371,742)              23,128
     ---------------      ---------------      ---------------      ---------------      ---------------

     $  (142,753,838)     $     4,840,959      $       698,566      $    (3,863,897)     $        25,553
     ===============      ===============      ===============      ===============      ===============


                        See Notes to Financial Statements                Page 61

FIRST TRUST EXCHANGE-TRADED FUND VI

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     FIRST TRUST                            MULTI-ASSET
                                                                  NASDAQ TECHNOLOGY                     DIVERSIFIED INCOME
                                                                 DIVIDEND INDEX FUND                        INDEX FUND
                                                                       (TDIV)                                 (MDIV)
                                                         -----------------------------------    -----------------------------------
                                                           FOR THE SIX                            FOR THE SIX
                                                           MONTHS ENDED         FOR THE           MONTHS ENDED         FOR THE
                                                            3/31/2016          YEAR ENDED          3/31/2016          YEAR ENDED
                                                           (UNAUDITED)         9/30/2015          (UNAUDITED)         9/30/2015
                                                         ----------------   ----------------    ----------------   ----------------
OPERATIONS:
Net investment income (loss)..........................   $      7,474,161   $     17,425,348    $     21,502,743   $     45,489,773
Net realized gain (loss)..............................          5,338,519         40,869,822         (34,236,352)       (59,423,776)
Net change in unrealized appreciation (depreciation)..         44,250,712       (104,045,421)         45,195,076        (78,826,209)
                                                         ----------------   ----------------    ----------------   ----------------
Net increase (decrease) in net assets resulting from
   operations.........................................         57,063,392        (45,750,251)         32,461,467        (92,760,212)
                                                         ----------------   ----------------    ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.................................         (7,082,968)       (17,128,472)        (26,470,621)       (46,293,066)
Net realized gain.....................................                 --                 --                  --                 --
Return of capital.....................................                 --                 --                  --        (17,763,597)
                                                         ----------------   ----------------    ----------------   ----------------
Total distributions to shareholders...................         (7,082,968)       (17,128,472)        (26,470,621)       (64,056,663)
                                                         ----------------   ----------------    ----------------   ----------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.............................         48,507,554        169,807,991                  --        354,259,181
Cost of shares redeemed...............................        (76,075,858)      (360,353,469)       (112,218,899)      (100,400,976)
                                                         ----------------   ----------------    ----------------   ----------------
Net increase (decrease) in net assets resulting from
   shareholder transactions...........................        (27,568,304)      (190,545,478)       (112,218,899)       253,858,205
                                                         ----------------   ----------------    ----------------   ----------------
Total increase (decrease) in net assets...............         22,412,120       (253,424,201)       (106,228,053)        97,041,330
NET ASSETS:
Beginning of period...................................        470,111,614        723,535,815         880,994,907        783,953,577
                                                         ----------------   ----------------    ----------------   ----------------
End of period.........................................   $    492,523,734   $    470,111,614    $    774,766,854   $    880,994,907
                                                         ================   ================    ================   ================
Accumulated net investment income (loss) at end of
   period.............................................   $        740,192   $        348,999    $     (5,366,972)  $       (399,094)
                                                         ================   ================    ================   ================
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...............         19,405,000         26,755,000          47,950,002         36,500,002
Shares sold...........................................          1,950,000          6,150,000                  --         16,600,000
Shares redeemed.......................................         (3,050,000)       (13,500,000)         (6,250,000)        (5,150,000)
                                                         ----------------   ----------------    ----------------   ----------------
Shares outstanding, end of period.....................         18,305,000         19,405,000          41,700,002         47,950,002
                                                         ================   ================    ================   ================


Page 62                 See Notes to Financial Statements

                             INTERNATIONAL                           FIRST TRUST                            FIRST TRUST
                        MULTI-ASSET DIVERSIFIED                      HIGH INCOME                             LOW BETA
                           INCOME INDEX FUND                             ETF                                INCOME ETF
                                (YDIV)                                 (FTHI)                                 (FTLB)
                  -----------------------------------    -----------------------------------    -----------------------------------
                    FOR THE SIX                            FOR THE SIX                            FOR THE SIX
                    MONTHS ENDED         FOR THE           MONTHS ENDED         FOR THE           MONTHS ENDED         FOR THE
                     3/31/2016          YEAR ENDED          3/31/2016          YEAR ENDED          3/31/2016          YEAR ENDED
                    (UNAUDITED)         9/30/2015          (UNAUDITED)         9/30/2015          (UNAUDITED)         9/30/2015
                  ----------------   ----------------    ----------------   ----------------    ----------------   ----------------

                  $        285,763   $        649,788    $         61,299   $         75,131    $         53,159   $         55,332
                        (1,044,242)        (1,638,394)           (129,084)            41,499            (112,369)           (59,824)
                         1,678,122         (1,730,335)            533,893           (270,512)            309,021           (163,266)
                  ----------------   ----------------    ----------------   ----------------    ----------------   ----------------

                           919,643         (2,718,941)            466,108           (153,882)            249,811           (167,758)
                  ----------------   ----------------    ----------------   ----------------    ----------------   ----------------

                          (258,246)          (669,713)           (168,001)           (74,928)            (96,251)           (55,135)
                                --                 --                  --                 --                  --                 --
                                --            (36,444)                 --           (165,274)                 --            (72,061)
                  ----------------   ----------------    ----------------   ----------------    ----------------   ----------------
                          (258,246)          (706,157)           (168,001)          (240,202)            (96,251)          (127,196)
                  ----------------   ----------------    ----------------   ----------------    ----------------   ----------------

                         7,118,594          3,939,903           2,010,764          5,062,593           2,993,678          2,026,090
                        (6,066,119)          (904,311)         (2,031,588)        (1,021,070)         (1,992,728)                --
                  ----------------   ----------------    ----------------   ----------------    ----------------   ----------------

                         1,052,475          3,035,592             (20,824)         4,041,523           1,000,950          2,026,090
                  ----------------   ----------------    ----------------   ----------------    ----------------   ----------------
                         1,713,872           (389,506)            277,283          3,647,439           1,154,510          1,731,136

                        12,676,281         13,065,787           6,691,036          3,043,597           4,762,096          3,030,960
                  ----------------   ----------------    ----------------   ----------------    ----------------   ----------------
                  $     14,390,153   $     12,676,281    $      6,968,319   $      6,691,036    $      5,916,606   $      4,762,096
                  ================   ================    ================   ================    ================   ================

                  $         27,071   $           (446)   $       (106,702)  $             --    $        (43,092)  $             --
                  ================   ================    ================   ================    ================   ================

                           800,002            650,002             350,002            150,002             250,002            150,002
                           450,000            200,000             100,000            250,000             150,000            100,000
                          (400,000)           (50,000)           (100,000)           (50,000)           (100,000)                --
                  ----------------   ----------------    ----------------   ----------------    ----------------   ----------------
                           850,002            800,002             350,002            350,002             300,002            250,002
                  ================   ================    ================   ================    ================   ================


                        See Notes to Financial Statements                Page 63

FIRST TRUST EXCHANGE-TRADED FUND VI

                                                                     FIRST TRUST                            FIRST TRUST
                                                               NASDAQ RISING DIVIDEND                      DORSEY WRIGHT
                                                                    ACHIEVERS ETF                           FOCUS 5 ETF
                                                                       (RDVY)                                  (FV)
                                                         -----------------------------------    -----------------------------------
                                                           FOR THE SIX                            FOR THE SIX
                                                           MONTHS ENDED         FOR THE           MONTHS ENDED         FOR THE
                                                            3/31/2016          YEAR ENDED          3/31/2016          YEAR ENDED
                                                           (UNAUDITED)         9/30/2015          (UNAUDITED)         9/30/2015
                                                         ----------------   ----------------    ----------------   ----------------
OPERATIONS:
Net investment income (loss)..........................   $        454,140   $        375,008    $      5,742,930   $      5,778,335
Net realized gain (loss)..............................         (2,167,502)           984,625        (464,825,139)        52,424,844
Net change in unrealized appreciation (depreciation)..          1,821,752         (2,617,760)        316,328,371       (266,195,649)
                                                         ----------------   ----------------    ----------------   ----------------
Net increase (decrease) in net assets resulting from
   operations.........................................            108,390         (1,258,127)       (142,753,838)      (207,992,470)
                                                         ----------------   ----------------    ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.................................           (433,751)          (355,691)         (4,438,500)        (2,921,750)
Net realized gain.....................................           (133,200)                --                  --                 --
Return of capital.....................................                 --                 --                  --                 --
                                                         ----------------   ----------------    ----------------   ----------------
Total distributions to shareholders...................           (566,951)          (355,691)         (4,438,500)        (2,921,750)
                                                         ----------------   ----------------    ----------------   ----------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.............................          9,683,985         32,839,752         644,307,239      4,036,753,325
Cost of shares redeemed...............................        (14,835,851)       (10,105,854)     (1,150,433,134)      (326,119,895)
                                                         ----------------   ----------------    ----------------   ----------------
Net increase (decrease) in net assets resulting from
   shareholder transactions...........................         (5,151,866)        22,733,898        (506,125,895)     3,710,633,430
                                                         ----------------   ----------------    ----------------   ----------------
Total increase (decrease) in net assets...............         (5,610,427)        21,120,080        (653,318,233)     3,499,719,210
NET ASSETS:
Beginning of period...................................         28,476,755          7,356,675       4,066,787,542        567,068,332
                                                         ----------------   ----------------    ----------------   ----------------
End of period.........................................   $     22,866,328   $     28,476,755    $  3,413,469,309   $  4,066,787,542
                                                         ================   ================    ================   ================
Accumulated net investment income (loss) at end of
   period.............................................   $         43,864   $         23,475    $      4,445,733   $      3,141,303
                                                         ================   ================    ================   ================
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...............          1,400,002            350,002         185,600,002         27,800,002
Shares sold...........................................            450,000          1,500,000          28,000,000        172,400,000
Shares redeemed.......................................           (750,000)          (450,000)        (55,800,000)       (14,600,000)
                                                         ----------------   ----------------    ----------------   ----------------
Shares outstanding, end of period.....................          1,100,002          1,400,002         157,800,002        185,600,002
                                                         ================   ================    ================   ================


Page 64                 See Notes to Financial Statements

                              FIRST TRUST                                                                   FIRST TRUST
                             RBA AMERICAN                            FIRST TRUST                           DORSEY WRIGHT
                              INDUSTRIAL                         RBA QUALITY INCOME                        INTERNATIONAL
                          RENAISSANCE(R) ETF                             ETF                                FOCUS 5 ETF
                                (AIRR)                                 (QINC)                                  (IFV)
                  -----------------------------------    -----------------------------------    -----------------------------------
                    FOR THE SIX                            FOR THE SIX                            FOR THE SIX
                    MONTHS ENDED         FOR THE           MONTHS ENDED         FOR THE           MONTHS ENDED         FOR THE
                     3/31/2016          YEAR ENDED          3/31/2016          YEAR ENDED          3/31/2016          YEAR ENDED
                    (UNAUDITED)         9/30/2015          (UNAUDITED)         9/30/2015          (UNAUDITED)         9/30/2015
                  ----------------   ----------------    ----------------   ----------------    ----------------   ----------------

                  $         91,844   $        283,188    $        127,623   $        241,039    $      1,507,845   $      8,534,276
                        (5,389,014)        (2,339,100)           (645,580)           270,993         (80,131,609)       (17,142,967)
                        10,138,129         (7,056,037)          1,216,523           (363,975)         74,759,867       (119,510,903)
                  ----------------   ----------------    ----------------   ----------------    ----------------   ----------------

                         4,840,959         (9,111,949)            698,566            148,057          (3,863,897)      (128,119,594)
                  ----------------   ----------------    ----------------   ----------------    ----------------   ----------------

                          (110,250)          (283,600)           (118,011)          (242,181)         (4,313,750)        (5,675,990)
                                --                 --                  --                 --                  --                 --
                                --                 --                  --                 --                  --                 --
                  ----------------   ----------------    ----------------   ----------------    ----------------   ----------------
                          (110,250)          (283,600)           (118,011)          (242,181)         (4,313,750)        (5,675,990)
                  ----------------   ----------------    ----------------   ----------------    ----------------   ----------------

                           823,912         47,504,549           5,229,904         11,674,069          32,655,545      1,007,318,598
                       (19,424,116)       (74,697,361)         (6,105,384)        (6,509,207)       (149,246,461)      (278,334,833)
                  ----------------   ----------------    ----------------   ----------------    ----------------   ----------------

                       (18,600,204)       (27,192,812)           (875,480)         5,164,862        (116,590,916)       728,983,765
                  ----------------   ----------------    ----------------   ----------------    ----------------   ----------------
                       (13,869,495)       (36,588,361)           (294,925)         5,070,738        (124,768,563)       595,188,181

                        42,867,132         79,455,493          10,049,071          4,978,333         626,762,456         31,574,275
                  ----------------   ----------------    ----------------   ----------------    ----------------   ----------------
                  $     28,997,637   $     42,867,132    $      9,754,146   $     10,049,071    $    501,993,893   $    626,762,456
                  ================   ================    ================   ================    ================   ================

                  $         32,689   $         51,095    $          9,612   $             --    $        168,396   $      2,974,301
                  ================   ================    ================   ================    ================   ================

                         2,800,002          4,350,002             500,002            250,002          36,700,002          1,700,002
                            50,000          2,600,000             250,000            550,000           1,850,000         50,350,000
                        (1,200,000)        (4,150,000)           (300,000)          (300,000)         (9,250,000)       (15,350,000)
                  ----------------   ----------------    ----------------   ----------------    ----------------   ----------------
                         1,650,002          2,800,002             450,002            500,002          29,300,002         36,700,002
                  ================   ================    ================   ================    ================   ================


                        See Notes to Financial Statements                Page 65

FIRST TRUST EXCHANGE-TRADED FUND VI

                                                           FIRST TRUST
                                                          DORSEY WRIGHT
                                                             DYNAMIC
                                                           FOCUS 5 ETF
                                                              (FVC)
                                                        -----------------
                                                         FOR THE PERIOD
                                                          3/17/2016 (a)
                                                        THROUGH 3/31/2016
                                                           (UNAUDITED)
                                                        -----------------
OPERATIONS:
Net investment income (loss)..........................  $           2,425
Net realized gain (loss)..............................              4,758
Net change in unrealized appreciation (depreciation)..             18,370
                                                        -----------------
Net increase (decrease) in net assets resulting from
   operations.........................................             25,553
                                                        -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.................................                 --
Net realized gain.....................................                 --
Return of capital.....................................                 --
                                                        -----------------
Total distributions to shareholders...................                 --
                                                        -----------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.............................          5,024,274
Cost of shares redeemed...............................                 --
                                                        -----------------
Net increase (decrease) in net assets resulting from
   shareholder transactions...........................          5,024,274
                                                        -----------------
Total increase (decrease) in net assets...............          5,049,827
NET ASSETS:
Beginning of period...................................                 --
                                                        -----------------
End of period.........................................  $       5,049,827
                                                        =================
Accumulated net investment income (loss) at end of
   period.............................................  $           2,425
                                                        =================
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...............                 --
Shares sold...........................................            250,002
Shares redeemed.......................................                 --
                                                        -----------------
Shares outstanding, end of period.....................            250,002
                                                        =================


(a) Inception date is March 17, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.


Page 66                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VI

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND (TDIV)


                                                                                                       FOR THE PERIOD
                                         SIX MONTHS ENDED          YEAR ENDED SEPTEMBER 30,            8/13/2012 (a)
                                            3/31/2016     -------------------------------------------     THROUGH
                                           (UNAUDITED)        2015           2014           2013         9/30/2012
                                          -------------   -------------  -------------  -------------  -------------
Net asset value, beginning of period       $     24.23     $     27.04    $     22.56    $     19.74    $     19.92
                                           -----------     -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.40            0.73           0.73           0.59           0.04
Net realized and unrealized gain (loss)           2.66           (2.83)          4.46           2.81          (0.18)
                                           -----------     -----------    -----------    -----------    -----------
Total from investment operations                  3.06           (2.10)          5.19           3.40          (0.14)
                                           -----------     -----------    -----------    -----------    -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.38)          (0.71)         (0.71)         (0.58)         (0.04)
                                           -----------     -----------    -----------    -----------    -----------
Net asset value, end of period             $     26.91     $     24.23    $     27.04    $     22.56    $     19.74
                                           ===========     ===========    ===========    ===========    ===========
TOTAL RETURN (b)                                 12.68%          (7.92)%        23.19%         17.49%         (0.72)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $   492,524     $   470,112    $   723,536    $   205,440    $    27,731
Ratio of total expenses to
   average net assets                             0.50% (c)       0.50%          0.50%          0.50%          0.50% (c)
Ratio of net investment income (loss) to
   average net assets                             3.15% (c)       2.58%          3.13%          2.95%          2.39% (c)
Portfolio turnover rate (d)                         18%             27%            34%            37%            18%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established. First Trust Portfolios L.P. seeded the Fund on July 19, 2012 in order to provide initial capital required by SEC rules.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 67

FIRST TRUST EXCHANGE-TRADED FUND VI

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)

                                                                                                       FOR THE PERIOD
                                         SIX MONTHS ENDED          YEAR ENDED SEPTEMBER 30,            8/13/2012 (a)
                                            3/31/2016     -------------------------------------------     THROUGH
                                           (UNAUDITED)        2015           2014           2013         9/30/2012
                                          -------------   -------------  -------------  -------------  -------------
Net asset value, beginning of period       $     18.37     $     21.48    $     20.65    $     20.18    $     19.98
                                           -----------     -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.48            0.99           1.05           0.90           0.09
Net realized and unrealized gain (loss)           0.33           (2.73)          1.02           0.71           0.15
                                           -----------     -----------    -----------    -----------    -----------
Total from investment operations                  0.81           (1.74)          2.07           1.61           0.24
                                           -----------     -----------    -----------    -----------    -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.60)          (0.99)         (1.24)         (1.07)         (0.04)
Return of capital                                   --           (0.38)            --          (0.07)            --
                                           -----------     -----------    -----------    -----------    -----------
Total distributions                              (0.60)          (1.37)         (1.24)         (1.14)         (0.04)
                                           -----------     -----------    -----------    -----------    -----------
Net asset value, end of period             $     18.58     $     18.37    $     21.48    $     20.65    $     20.18
                                           ===========     ===========    ===========    ===========    ===========
TOTAL RETURN (b)                                  4.52%          (8.57)%        10.17%          8.08%          1.18%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $   774,767     $   880,995    $   783,954    $   491,585    $    34,307
Ratio of total expenses to
   average net assets                             0.60% (c)       0.60%          0.60%          0.60%          0.60% (c)
Ratio of net expenses to
   average net assets                             0.49% (c)       0.50%          0.60%          0.60%          0.60% (c)
Ratio of net investment income (loss) to
   average net assets                             5.30% (c)       4.71%          4.55%          4.80%          7.10% (c)
Portfolio turnover rate (d)                         49%            116%            96%           124%            34%


INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)



                                                                                        FOR THE PERIOD
                                         SIX MONTHS ENDED   YEAR ENDED SEPTEMBER 30,    8/22/2013 (a)
                                            3/31/2016     ----------------------------     THROUGH
                                           (UNAUDITED)        2015          2014          9/30/2013
                                          -------------   -------------  -------------  -------------
Net asset value, beginning of period       $     15.85     $     20.10    $     20.65    $     19.97
                                           -----------     -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.32            0.82           1.08           0.07
Net realized and unrealized gain (loss)           1.05           (4.18)         (0.27)          0.69
                                           -----------     -----------    -----------    -----------
Total from investment operations                  1.37           (3.36)          0.81           0.76
                                           -----------     -----------    -----------    -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.29)          (0.84)         (1.13)         (0.08)
Return of capital                                   --           (0.05)            --             --
Net realized gain                                   --              --          (0.23)            --
                                           -----------     -----------    -----------    -----------
Total distributions                              (0.29)          (0.89)         (1.36)         (0.08)
                                           -----------     -----------    -----------    -----------
Net asset value, end of period             $     16.93     $     15.85    $     20.10    $     20.65
                                           ===========     ===========    ===========    ===========
TOTAL RETURN (b)                                  8.75%         (17.29)%         3.93%          3.80%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $    14,390     $    12,676    $    13,066    $     5,164
Ratio of total expenses to
   average net assets                             0.70% (c)       0.70%          0.70%          0.70% (c)
Ratio of net investment income (loss) to
   average net assets                             3.94% (c)       4.44%          4.74%          3.15% (c)
Portfolio turnover rate (d)                         69%            132%           116%            24%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 68                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VI

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST HIGH INCOME ETF (FTHI)

                                           SIX MONTHS                    FOR THE PERIOD
                                              ENDED           YEAR        1/6/2014 (a)
                                            3/31/2016         ENDED         THROUGH
                                           (UNAUDITED)      9/30/2015      9/30/2014
                                          -------------   -------------  -------------
Net asset value, beginning of period       $     19.12     $     20.29    $     19.93
                                           -----------     -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.18            0.54           0.40
Net realized and unrealized gain (loss)           1.09           (0.70)          0.52
                                           -----------     -----------    -----------
Total from investment operations                  1.27           (0.16)          0.92
                                           -----------     -----------    -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.48)          (0.32)         (0.56)
Return of capital                                   --           (0.69)            --
                                           -----------     -----------    -----------
Total distributions                              (0.48)          (1.01)         (0.56)
                                           -----------     -----------    -----------
Net asset value, end of period             $     19.91     $     19.12    $     20.29
                                           ===========     ===========    ===========
TOTAL RETURN (b)                                  6.70%          (0.96)%         4.66%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $     6,968     $     6,691    $     3,044
Ratio of total expenses to average
   net assets                                     0.85% (c)       0.85%          0.85% (c)
Ratio of net investment income (loss) to
   average net assets                             1.78% (c)       1.57%          2.49% (c)
Portfolio turnover rate (d)                         71%            191%            54%


FIRST TRUST LOW BETA INCOME ETF (FTLB)


                                           SIX MONTHS                    FOR THE PERIOD
                                              ENDED           YEAR        1/6/2014 (a)
                                            3/31/2016         ENDED         THROUGH
                                           (UNAUDITED)      9/30/2015      9/30/2014
                                          -------------   -------------  -------------
Net asset value, beginning of period       $     19.05     $     20.21    $     19.93
                                           -----------     -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.19            0.44           0.40
Net realized and unrealized gain (loss)           0.81           (0.87)          0.36
                                           -----------     -----------    -----------
Total from investment operations                  1.00           (0.43)          0.76
                                           -----------     -----------    -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.33)          (0.32)         (0.48)
Return of capital                                   --           (0.41)            --
                                           -----------     -----------    -----------
Total distributions                              (0.33)          (0.73)         (0.48)
                                           -----------     -----------    -----------
Net asset value, end of period             $     19.72     $     19.05    $     20.21
                                           ===========     ===========    ===========
TOTAL RETURN (b)                                  5.27%          (2.26)%         3.83%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $     5,917     $     4,762    $     3,031
Ratio of total expenses to average
   net assets                                     0.85% (c)       0.85%          0.85% (c)
Ratio of net investment income (loss) to
   average net assets                             1.83% (c)       1.58%          2.47% (c)
Portfolio turnover rate (d)                         72%            205%            38%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 69

FIRST TRUST EXCHANGE-TRADED FUND VI

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST NASDAQ RISING DIVIDEND ACHIEVERS ETF (RDVY)

                                           SIX MONTHS                    FOR THE PERIOD
                                              ENDED           YEAR        1/6/2014 (a)
                                            3/31/2016         ENDED         THROUGH
                                           (UNAUDITED)      9/30/2015      9/30/2014
                                          -------------   -------------  -------------
Net asset value, beginning of period       $     20.34     $     21.02    $     19.93
                                           -----------     -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.34            0.39           0.29
Net realized and unrealized gain (loss)           0.50           (0.68)          1.08
                                           -----------     -----------    -----------
Total from investment operations                  0.84           (0.29)          1.37
                                           -----------     -----------    -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.32)          (0.39)         (0.28)
Net realized gains                               (0.07)             --             --
                                           -----------     -----------    -----------
Total distributions                              (0.39)          (0.39)         (0.28)
                                           -----------     -----------    -----------
Net asset value, end of period             $     20.79     $     20.34    $     21.02
                                           ===========     ===========    ===========
TOTAL RETURN (b)                                  4.16%          (1.47)%         6.88%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $    22,866     $    28,477    $     7,357
Ratio of total expenses to average
   net assets                                     0.50% (c)       0.50%          0.50% (c)
Ratio of net investment income (loss) to
   average net assets                             2.90% (c)       2.03%          2.26% (c)
Portfolio turnover rate (d)                         53%             71%            62%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 70                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VI

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST DORSEY WRIGHT FOCUS 5 ETF (FV)

                                           SIX MONTHS                    FOR THE PERIOD
                                              ENDED           YEAR        3/5/2014 (a)
                                            3/31/2016         ENDED         THROUGH
                                           (UNAUDITED)      9/30/2015      9/30/2014
                                          -------------   -------------  -------------
Net asset value, beginning of period       $     21.91     $     20.40    $     20.02
                                           -----------     -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.03            0.04           0.01
Net realized and unrealized gain (loss)          (0.29)           1.50           0.37
                                           -----------     -----------    -----------
Total from investment operations                 (0.26)           1.54           0.38
                                           -----------     -----------    -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.02)          (0.03)          0.00 (b)
                                           -----------     -----------    -----------
Net asset value, end of period             $     21.63     $     21.91    $     20.40
                                           ===========     ===========    ===========
TOTAL RETURN (c)                                 (1.19)%          7.55%          1.91%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $ 3,413,469     $ 4,066,788    $   567,068
Ratio of total expenses to average
   net assets                                     0.30% (d)       0.30%          0.30% (d)
Ratio of net investment income (loss) to
   average net assets                             0.28% (d)       0.22%          0.22% (d)
Portfolio turnover rate (e)                         37%              0%             0%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Amount is less than $0.01.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 71

FIRST TRUST EXCHANGE-TRADED FUND VI

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST RBA AMERICAN INDUSTRIAL RENAISSANCE(R) ETF (AIRR)

                                           SIX MONTHS                    FOR THE PERIOD
                                              ENDED           YEAR       3/10/2014 (a)
                                            3/31/2016         ENDED         THROUGH
                                           (UNAUDITED)      9/30/2015      9/30/2014
                                          -------------   -------------  -------------
Net asset value, beginning of period       $     15.31     $     18.27    $     19.98
                                           -----------     -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.04            0.07           0.05
Net realized and unrealized gain (loss)           2.27           (2.97)         (1.72)
                                           -----------     -----------    -----------
Total from investment operations                  2.31           (2.90)         (1.67)
                                           -----------     -----------    -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.05)          (0.06)         (0.04)
                                           -----------     -----------    -----------
Net asset value, end of period             $     17.57     $     15.31    $     18.27
                                           ===========     ===========    ===========
TOTAL RETURN (b)                                 15.07%         (15.90)%        (8.37)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $    28,998     $    42,867    $    79,455
Ratio of total expenses to average
   net assets                                     0.70% (c)       0.70%          0.70% (c)
Ratio of net investment income (loss) to
   average net assets                             0.50% (c)       0.35%          0.62% (c)
Portfolio turnover rate (d)                         34%             66%            20%


FIRST TRUST RBA QUALITY INCOME ETF (QINC)


                                           SIX MONTHS                    FOR THE PERIOD
                                              ENDED           YEAR       3/10/2014 (a)
                                            3/31/2016         ENDED         THROUGH
                                           (UNAUDITED)      9/30/2015      9/30/2014
                                          -------------   -------------  -------------
Net asset value, beginning of period       $     20.10     $     19.91    $     20.00
                                           -----------     -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.28            0.53           0.34
Net realized and unrealized gain (loss)           1.56            0.19          (0.10)
                                           -----------     -----------    -----------
Total from investment operations                  1.84            0.72           0.24
                                           -----------     -----------    -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.26)          (0.53)         (0.33)
                                           -----------     -----------    -----------
Net asset value, end of period             $     21.68     $     20.10    $     19.91
                                           ===========     ===========    ===========
TOTAL RETURN (b)                                  9.21%           3.49%          1.14%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $     9,754     $    10,049    $     4,978
Ratio of total expenses to average
   net assets                                     0.70% (c)       0.70%          0.70% (c)
Ratio of net investment income (loss) to
   average net assets                             2.68% (c)       2.64%          3.16% (c)
Portfolio turnover rate (d)                         68%            163%            55%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 72                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VI

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST DORSEY WRIGHT INTERNATIONAL FOCUS 5 ETF (IFV)

                                           SIX MONTHS                    FOR THE PERIOD
                                              ENDED           YEAR       7/22/2014 (a)
                                            3/31/2016         ENDED         THROUGH
                                           (UNAUDITED)      9/30/2015      9/30/2014
                                          -------------   -------------  -------------
Net asset value, beginning of period       $     17.08     $     18.57    $     20.09
                                           -----------     -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.04            0.20           0.07
Net realized and unrealized gain (loss)           0.13           (1.50)         (1.59)
                                           -----------     -----------    -----------
Total from investment operations                  0.17           (1.30)         (1.52)
                                           -----------     -----------    -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.12)          (0.19)            --
                                           -----------     -----------    -----------
Net asset value, end of period             $     17.13     $     17.08    $     18.57
                                           ===========     ===========    ===========
TOTAL RETURN (b)                                  0.96%          (7.01)%        (7.57)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $   501,994     $   626,762    $    31,574
Ratio of total expenses to average
   net assets                                     0.30% (c)       0.30%          0.30% (c)
Ratio of net investment income (loss) to
   average net assets                             0.52% (c)       2.29%          5.67% (c)
Portfolio turnover rate (d)                         20%              7%             0%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 73

FIRST TRUST EXCHANGE-TRADED FUND VI

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FIRST TRUST DORSEY WRIGHT DYNAMIC FOCUS 5 ETF (FVC)

                                          FOR THE PERIOD
                                           3/17/2016 (a)
                                              THROUGH
                                             3/31/2016
                                            (UNAUDITED)
                                          -------------
Net asset value, beginning of period       $     20.02
                                           -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.01
Net realized and unrealized gain (loss)           0.17
                                           -----------
Total from investment operations                  0.18
                                           -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               --
                                           -----------
Net asset value, end of period             $     20.20
                                           ===========
TOTAL RETURN (b)                                  0.90%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $     5,050
Ratio of total expenses to average
   net assets                                     0.30% (c)
Ratio of net investment income (loss) to
   average net assets                             2.86% (c)
Portfolio turnover rate (d)                          8%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 74                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2016 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VI (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eleven funds:

    First Trust NASDAQ Technology Dividend Index Fund - (The Nasdaq Stock
       Market LLC ("Nasdaq") ticker "TDIV")
    Multi-Asset Diversified Income Index Fund - (Nasdaq ticker "MDIV") International Multi-Asset Diversified Income Index Fund - (Nasdaq ticker
       "YDIV")
    First Trust High Income ETF - (Nasdaq ticker "FTHI")
    First Trust Low Beta Income ETF - (Nasdaq ticker "FTLB")
    First Trust NASDAQ Rising Dividend Achievers ETF - (Nasdaq ticker "RDVY") First Trust Dorsey Wright Focus 5 ETF - (Nasdaq ticker "FV")
    First Trust RBA American Industrial Renaissance(R) ETF - (Nasdaq ticker
       "AIRR")
    First Trust RBA Quality Income ETF - (Nasdaq ticker "QINC")
    First Trust Dorsey Wright International Focus 5 ETF - (Nasdaq ticker "IFV") First Trust Dorsey Wright Dynamic Focus 5 ETF - (Nasdaq ticker "FVC")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Each Fund's shares currently are listed and trade on Nasdaq. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities in which the Funds invest, or for cash or, in certain circumstances, a combination of both. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. The investment objective of each Fund, except for FTHI and FTLB, is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

FUND                                                         INDEX
First Trust NASDAQ Technology Dividend Index Fund            NASDAQ Technology Dividend Index(SM) (1)
Multi-Asset Diversified Income Index Fund                    NASDAQ Multi-Asset Diversified Income Index(SM) (1)
International Multi-Asset Diversified Income Index Fund      NASDAQ International Multi-Asset Diversified Income Index(SM) (1)
First Trust NASDAQ Rising Dividend Achievers ETF             NASDAQ Rising Dividend Achievers Index (1)
First Trust Dorsey Wright Focus 5 ETF                        Dorsey Wright Focus Five Index (2)
First Trust RBA American Industrial Renaissance(R) ETF       Richard Bernstein Advisors American Industrial Renaissance(R) Index (3)
First Trust RBA Quality Income ETF                           Richard Bernstein Advisors Quality Income Index (3)

First Trust Dorsey Wright International Focus 5 ETF Dorsey Wright International Focus Five Index (2) First Trust Dorsey Wright Dynamic Focus 5 ETF Dorsey Wright Dynamic Focus Five Index (2)

(1) This index is developed, maintained and sponsored by Nasdaq, Inc., and is licensed to First Trust Advisors L.P., the investment advisor to the Trust.

(2) This Index is developed and sponsored by Dorsey, Wright & Associates LLC, maintained by Nasdaq, Inc., and is licensed to First Trust Advisors L.P., the investment advisor to the Trust.

(3) This index is developed and sponsored by Richard Bernstein Advisors LLC, maintained by the New York Stock Exchange, and is licensed to First Trust Advisors L.P., the investment advisor to the Trust.

FTHI and FTLB are actively managed exchange-traded funds. The primary investment objective of FTHI is to provide current income. FTHI's secondary investment objective is to provide capital appreciation. FTHI will pursue its objectives by investing in equity securities listed on U.S. exchanges and by utilizing an "option strategy" consisting of writing (selling) U.S. exchange-traded covered call options on the Standard & Poor's 500(R) Index (the "Index"). Under normal market conditions, the Fund invests primarily in equity securities listed on U.S. exchanges. The Fund will also employ an option strategy in which it will write U.S. exchange-traded covered call options on the Index in order to seek additional cash flow in the form of premiums on the options that may be distributed to shareholders on a monthly basis. A premium is the income received by an investor who sells or writes an option contract to another party. The market value of the option strategy may be up to 20% of the Fund's overall net asset value.

The Trust's Board of Trustees has approved the merger of First Trust Dividend and Income Fund ("FAV") into FTHI. FTHI will be the surviving fund. It is currently expected that the transaction will be consummated no later than October 31, 2016.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2016 (UNAUDITED)

The investment objective of FTLB is to provide current income. FTLB will pursue its objective by investing in equity securities listed on U.S. exchanges and by utilizing an "option strategy" consisting of buying U.S. exchange-traded put options on the Index and writing (selling) U.S. exchange-traded covered call options on the Index. Under normal market conditions, the Fund invests primarily in equity securities listed on U.S. exchanges. The Fund will also employ an option strategy in which it will write U.S. exchange-traded covered call options on the Index in order to seek additional cash flow in the form of premiums on the options. A premium is the income received by an investor who sells an option contract to another party. These premiums may be distributed to shareholders on a monthly basis or used to purchase U.S. exchange-traded put options on the Index that seek to provide the Fund with downside protection and which are expected to reduce the Fund's price sensitivity to declining markets. The market value of the option strategy may be up to 20% of the Fund's overall net asset value.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds, each of which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service, or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks, real estate investment trusts ("REITs"), and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. Over-the-counter options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      U.S. Treasuries are fair valued on the basis of valuations provided by an independent pricing service approved by the Trust's Board of Trustees.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

      1)    the credit conditions in the relevant market and changes thereto;

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2016 (UNAUDITED)

      2)    the liquidity conditions in the relevant market and changes thereto;

      3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

      4) issuer-specific conditions (such as significant credit deterioration); and

      5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2016 (UNAUDITED)

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of March 31, 2016, is included with each Fund's Portfolio of Investments.

B. OPTION CONTRACTS

FTHI and FTLB are subject to equity price risk in the normal course of pursuing their investment objectives and may write (sell) U.S. exchange-traded covered call options on the Index to hedge against changes in the value of equities. Additionally, these two Funds seek to generate additional income, in the form of premiums received, from writing (selling) the options. FTHI and FTLB may write
(sell) covered call options or put options ("options") on all or a portion of the equity securities held in their respective portfolios and on securities indices as determined to be appropriate by the Advisor, consistent with their investment objectives. Options on securities indices are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security and are similar to options on single securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. These two Funds will not write (sell) "naked" or uncovered options. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in "Options written, at value" on the Statements of Assets and Liabilities. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options' expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.

Options written (sold) by FTHI and FTLB will either be exercised, expire or be cancelled pursuant to a closing transaction. If an index option written (sold) by either of these two Funds is exercised, the Fund would be obligated to deliver cash equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. If the price of the index is less than the option's strike price, the index option will likely expire without being exercised. In the case of a stock option, if the price of the underlying equity security exceeds the option's exercise price, it is likely that the option holder will exercise the option. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option's strike price, the option will likely expire without being exercised. The option premium received by each Fund will, in this case, be treated as short-term capital gain on the expiration date of the option. Gain or loss on options is presented separately as "Net realized gain (loss) on Written options transactions" on the Statements of Operations.

The index options that FTHI and FTLB write (sell) give the option holder the right, but not the obligation, to receive an amount of cash based on the difference between the closing level of the stock index and the exercise price on or prior to the option's expiration date. The stock options that FTHI and FTLB write (sell) give the option holder the right, but not the obligation, to purchase securities from each Fund at the strike price on or prior to the option's expiration date. The ability to successfully implement the writing (selling) of covered call or put options depends on the ability of the Advisor to predict pertinent market movements, which cannot be assured. As the writer (seller) of a covered option, each Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.

FTLB may also purchase U.S. exchange-traded call or put options on the Index to hedge against changes in the value of equities. The purchase of call or put options involves the risk of loss of all or a part of the cash paid for the put options (the premium). The Fund's maximum equity price risk for purchased options is limited to the premium initially paid. When the Fund purchases a call or put option, the premium paid represents the cost of the call or put option, which is included in "Investments, at cost" on the Statements of Assets and Liabilities.

If FTLB elects to exercise a call or put option on the Index, settlement does not occur by the delivery of the securities comprising the Index. FTLB, as holder of the stock index option, receives an amount of cash if the closing level of the stock index upon which the option is based is less than the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. If the Fund elects to allow a put option to expire, then the equity price risk for purchased options is limited to the premium initially paid. Gain or loss on options is included in "Net realized gain (loss) on Investments" on the Statements of Operations.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2016 (UNAUDITED)

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Distributions received from a Fund's investments in master limited partnerships ("MLPs") generally are comprised of return of capital and investment income. A Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

D. AFFILIATED TRANSACTIONS

MDIV, FV, IFV and FVC invest in securities of affiliated funds. Each Fund's investment performance and risks are related to the investment performance and risks of the affiliated funds.

Amounts relating to these investments in MDIV at March 31, 2016, and for the period then ended are:

                                                  SHARE ACTIVITY
                               ----------------------------------------------------
                               BALANCE AT                               BALANCE AT       VALUE AT       DIVIDEND       REALIZED
SECURITY NAME                  9/30/2015    PURCHASES       SALES       3/31/2016       3/31/2016        INCOME       GAIN/(LOSS)
----------------------------------------------------------------------------------------------------------------------------------
First Trust Tactical High
   Yield ETF                    3,667,651      188,467      (786,446)     3,069,672   $  145,471,756   $ 4,797,975   $  (1,144,334)
                                                                                      --------------   -----------   -------------

Amounts relating to these investments in FV at March 31, 2016, and for the period then ended are:

                                                  SHARE ACTIVITY
                               ----------------------------------------------------
                               BALANCE AT                               BALANCE AT       VALUE AT       DIVIDEND       REALIZED
SECURITY NAME                  9/30/2015    PURCHASES       SALES       3/31/2016       3/31/2016        INCOME       GAIN/(LOSS)
----------------------------------------------------------------------------------------------------------------------------------
First Trust Consumer
   Discretionary AlphaDEX(R)
   Fund                        20,646,155    6,083,131    (7,200,972)    19,528,314   $  687,006,086   $ 3,530,318   $  (2,977,163)
First Trust Consumer Staples
   AlphaDEX(R) Fund            17,914,089    3,121,392    (6,226,075)    14,809,406      683,009,805    5,095,169        7,901,795
First Trust Dow Jones Internet
   Index Fund                  12,231,021    1,844,891    (4,039,075)    10,036,837      685,415,599            --       9,710,806
First Trust Energy
   AlphaDEX(R) Fund                    --   48,788,834    (2,089,003)    46,699,831      659,401,614            --         (46,023)
First Trust Health Care
   AlphaDEX(R) Fund            13,934,861    2,221,551   (16,156,412)            --               --            --    (148,766,369)
First Trust NYSE Arca
   Biotechnology Index          9,710,591    1,415,256   (11,125,847)            --               --            --    (330,436,558)
First Trust Utilities
   AlphaDEX(R) Fund                    --   30,854,724    (4,160,371)    26,694,353      693,519,291     3,253,926        (211,627)
                                                                                      --------------   -----------   -------------
                                                                                      $3,408,352,395   $11,879,413   $(464,825,139)
                                                                                      ==============   ===========   =============

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2016 (UNAUDITED)

Amounts relating to these investments in IFV at March 31, 2016, and for the period then ended are:

                                                  SHARE ACTIVITY
                               ----------------------------------------------------
                               BALANCE AT                               BALANCE AT       VALUE AT       DIVIDEND       REALIZED
SECURITY NAME                  9/30/2015    PURCHASES       SALES       3/31/2016       3/31/2016        INCOME       GAIN/(LOSS)
----------------------------------------------------------------------------------------------------------------------------------
First Trust Germany
   AlphaDEX(R) Fund             3,777,118      200,793    (1,133,434)     2,844,477   $  104,107,858   $    32,823   $  (5,862,647)
First Trust Hong Kong
   AlphaDEX(R) Fund             3,480,244      142,165    (3,622,409)            --               --       550,518     (56,737,600)
First Trust ISE Chindia
   Index Fund                   4,363,020      514,296    (1,178,427)     3,698,889      100,720,748       356,553      (4,856,832)
First Trust Japan
   AlphaDEX(R) Fund                    --    2,396,326      (284,679)     2,111,647       95,826,541            --        (955,618)
First Trust Switzerland
   AlphaDEX(R) Fund             3,510,493      193,998    (1,144,546)     2,559,945      102,423,399       152,830      (5,185,793)
First Trust United Kingdom
   AlphaDEX(R) Fund             3,493,515      185,913    (1,065,298)     2,614,130       98,304,359     1,292,363      (6,533,119)
                                                                                      --------------   -----------   -------------
                                                                                      $  501,382,905   $ 2,385,087   $ (80,131,609)
                                                                                      ==============   ===========   =============


Amounts relating to these investments in FVC at March 31, 2016, and for the period then ended are:

                                                  SHARE ACTIVITY
                               ----------------------------------------------------
                               BALANCE AT                               BALANCE AT       VALUE AT       DIVIDEND       REALIZED
SECURITY NAME                  9/30/2015    PURCHASES       SALES       3/31/2016       3/31/2016        INCOME       GAIN/(LOSS)
----------------------------------------------------------------------------------------------------------------------------------
First Trust Consumer
   Discretionary AlphaDEX(R)
   Fund                                --       17,673          (262)        17,411   $      612,519   $       627   $         (63)
First Trust Consumer Staples
   AlphaDEX(R) Fund                    --       13,205            --         13,205          609,015           778              --
First Trust Dow Jones
   Internet Index Fund                 --        9,052          (102)         8,950          611,196            --             (60)
First Trust Energy
   AlphaDEX(R) Fund                    --       42,245          (600)        41,645          588,027            --             (16)
First Trust Health Care
   AlphaDEX(R) Fund                    --        4,290        (4,290)            --               --            --           4,890
First Trust Utilities
   AlphaDEX(R) Fund                    --       23,800            --         23,800          618,324         1,199              --
                                                                                      --------------   -----------   -------------
                                                                                      $    3,039,081   $     2,604   $       4,751
                                                                                      ==============   ===========   =============


E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly for YDIV, MDIV, FTHI and FTLB and quarterly for TDIV, RDVY, FV, AIRR, QINC, IFV and FVC or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2016 (UNAUDITED)

The tax character of distributions paid by each applicable Fund during the fiscal year ended September 30, 2015 was as follows:

                                                                                  Distributions    Distributions    Distributions
                                                                                    paid from        paid from        paid from
                                                                                    Ordinary          Capital         Return of
                                                                                     Income            Gains           Capital
                                                                                  -------------    -------------    -------------
First Trust NASDAQ Technology Dividend Index Fund                                 $  17,128,472    $          --    $          --
Multi-Asset Diversified Income Index Fund                                            46,293,066               --       17,763,597
International Multi-Asset Diversified Income Index Fund                                 669,713               --           36,444
First Trust High Income ETF                                                              74,928               --          165,274
First Trust Low Beta Income ETF                                                          55,135               --           72,061
First Trust NASDAQ Rising Dividend Achievers ETF                                        355,691               --               --
First Trust Dorsey Wright Focus 5 ETF                                                 2,921,750               --               --
First Trust RBA American Industrial Renaissance(R) ETF                                  283,600               --               --
First Trust RBA Quality Income ETF                                                      242,181               --               --
First Trust Dorsey Wright International Focus 5 ETF                                   5,675,990               --               --


As of September 30, 2015, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                                    Accumulated          Net
                                                                                  Undistributed     Capital and      Unrealized
                                                                                    Ordinary           Other        Appreciation
                                                                                     Income         Gain (Loss)     (Depreciation)
                                                                                  -------------    -------------    -------------
First Trust NASDAQ Technology Dividend Index Fund                                 $          --    $ (21,259,314)   $ (37,318,915)
Multi-Asset Diversified Income Index Fund                                                    --      (81,589,196)     (75,681,524)
International Multi-Asset Diversified Income Index Fund                                      --       (1,717,485)      (2,085,302)
First Trust High Income ETF                                                                  --          (41,359)        (323,715)
First Trust Low Beta Income ETF                                                              --          (41,882)        (237,921)
First Trust NASDAQ Rising Dividend Achievers ETF                                        153,034               --       (2,853,499)
First Trust Dorsey Wright Focus 5 ETF                                                 3,141,303               --     (241,988,365)
First Trust RBA American Industrial Renaissance(R) ETF                                   51,095       (8,702,350)     (10,588,265)
First Trust RBA Quality Income ETF                                                           --         (382,116)        (560,566)
First Trust Dorsey Wright International Focus 5 ETF                                   2,974,301       (1,099,438)    (121,544,431)


F. INCOME TAXES

Each Fund intends to qualify or to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2012, 2013, 2014 and 2015 remain open to federal and state audit for MDIV and TDIV. Taxable years ended 2013, 2014 and 2015 remain open to federal and state audit for YDIV. Taxable years ended 2014 and 2015 remain open to federal and state audit for AIRR, FTHI, FTLB, FV, IFV, QINC, and RDVY. As of March 31, 2016, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2016 (UNAUDITED)

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. At September 30, 2015, the Funds had net capital losses for federal income tax purposes as shown in the table below. To the extent that these loss carryfowards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

                                                              Capital
                                                           Loss Available
                                                           --------------
First Trust NASDAQ Technology Dividend Index Fund          $   21,259,314
Multi-Asset Diversified Income Index Fund                      81,589,196
International Multi-Asset Diversified Income Index Fund         1,717,485
First Trust High Income ETF                                        41,359
First Trust Low Beta Income ETF                                    41,882
First Trust NASDAQ Rising Dividend Achievers ETF                       --
First Trust Dorsey Wright Focus 5 ETF                                  --
First Trust RBA American Industrial Renaissance(R) ETF          8,702,350
First Trust RBA Quality Income ETF                                382,116
First Trust Dorsey Wright International Focus 5 ETF             1,099,438

G. EXPENSES

Expenses that are directly related to the Funds are charged to First Trust pursuant to the Investment Management Agreement, with the exception of distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest and extraordinary expenses, which are paid by each respective Fund. See Footnote 3 relating to a reduction in MDIV's annual unitary management fee.

First Trust has entered into licensing agreements with the following "Licensors" for the respective Funds:

FUND                                                            LICENSOR
First Trust NASDAQ Technology Dividend Index Fund               Nasdaq, Inc
Multi-Asset Diversified Income Index Fund                       Nasdaq, Inc
International Multi-Asset Diversified Income Index Fund         Nasdaq, Inc
First Trust NASDAQ Rising Dividend Achievers ETF                Nasdaq, Inc
First Trust Dorsey Wright Focus 5 ETF                           Dorsey, Wright & Associates, LLC
First Trust RBA American Industrial Renaissance(R) ETF          Richard Bernstein Advisors LLC
First Trust RBA Quality Income ETF                              Richard Bernstein Advisors LLC
First Trust Dorsey Wright International Focus 5 ETF             Dorsey, Wright & Associates, LLC
First Trust Dorsey Wright Dynamic Focus 5 ETF                   Dorsey, Wright & Associates, LLC


The respective license agreements allow for the use by First Trust of each Fund's respective index and of certain trademarks and trade names of the Licensor. The Funds are sub-licensees to the applicable license agreements.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2016 (UNAUDITED)

For these services, each Fund pays First Trust an annual unitary management fee based on each Fund's average daily net assets at a rate set forth below:


                                                                         Rate
                                                                       ---------
      First Trust NASDAQ Technology Dividend Index Fund                  0.50%
      Multi-Asset Diversified Income Index Fund                          0.60%
      International Multi-Asset Diversified Income Index Fund            0.70%
      First Trust High Income ETF                                        0.85%
      First Trust Low Beta Income ETF                                    0.85%
      First Trust NASDAQ Rising Dividend Achievers ETF                   0.50%
      First Trust Dorsey Wright Focus 5 ETF                              0.30%
      First Trust RBA American Industrial Renaissance(R) ETF             0.70%
      First Trust RBA Quality Income ETF                                 0.70%
      First Trust Dorsey Wright International Focus 5 ETF                0.30%
      First Trust Dorsey Wright Dynamic Focus 5 ETF                      0.30%

Pursuant to a contractual agreement between the Trust, on behalf of MDIV, and First Trust, the management fees paid to First Trust will be reduced by the proportional amount of the management fees earned by MDIV on assets invested in other investment companies advised by First Trust. This contractual agreement shall continue until the earlier of (i) its termination at the direction of the Trust's Board of Trustees or (ii) the termination of MDIV's management agreement with First Trust; however, it is expected to remain in place at least until January 31, 2017. First Trust does not have the right to recover the waived fees on the shares of investment companies advised by First Trust. For the period ended March 31, 2016, MDIV waived $464,262 of management fees.

First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, licensing fees, if applicable, legal, audit and other services, including any compensation to Trustees, and excluding distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, and extraordinary expenses, which are paid by each respective Fund. First Trust also provides fund reporting services to the Funds for a flat annual fee in the amount of $9,250 per Fund, which is covered under the annual unitary management fee.

The Trust has multiple service agreements with Brown Brothers Harriman & Co. ("BBH"). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BBH is responsible for custody of each Fund's assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for each fund.

At a meeting held on December 7, 2015, the Board of Trustees accepted Mr. Mark Bradley's resignation from his position as the President and Chief Executive Officer of the Trust, effective December 31, 2015. At the same meeting, the Board of Trustees elected Mr. James Dykas, formerly Chief Financial Officer and Treasurer of the Trust, to serve as the President and Chief Executive Officer, and Mr. Donald Swade, formerly an Assistant Treasurer of the Trust, to serve as the Treasurer, Chief Financial Officer and Chief Accounting Officer of the Trust.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Prior to January 1, 2016, the fixed annual retainer was allocated pro rata based on each fund's net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2016 (UNAUDITED)

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2016, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                               Purchases             Sales
                                                            ----------------    ----------------
First Trust NASDAQ Technology Dividend Index Fund           $     85,888,704    $     86,633,228
Multi-Asset Diversified Income Index Fund                        394,673,899         394,904,345
International Multi-Asset Diversified Income Index Fund            9,909,715           9,885,535
First Trust High Income ETF                                        4,827,876           4,935,413
First Trust Low Beta Income ETF                                    4,295,790           4,308,933
First Trust NASDAQ Rising Dividend Achievers ETF                  16,314,136          16,639,012
First Trust Dorsey Wright Focus 5 ETF*                         1,527,405,909       1,525,766,876
First Trust RBA American Industrial Renaissance(R) ETF            12,655,267          12,667,232
First Trust RBA Quality Income ETF                                 6,561,555           6,542,219
First Trust Dorsey Wright International Focus 5 ETF*             116,061,588         116,723,160
First Trust Dorsey Wright Dynamic Focus 5 ETF                        251,113             257,137

For the six months ended March 31, 2016, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                               Purchases             Sales
                                                            ----------------    ----------------
First Trust NASDAQ Technology Dividend Index Fund           $     48,320,178    $     75,558,119
Multi-Asset Diversified Income Index Fund                                 --         111,521,962
International Multi-Asset Diversified Income Index Fund            6,647,678           5,680,028
First Trust High Income ETF                                        1,998,538           1,972,537
First Trust Low Beta Income ETF                                    2,956,545           2,000,117
First Trust NASDAQ Rising Dividend Achievers ETF                   9,658,531          14,589,892
First Trust Dorsey Wright Focus 5 ETF*                           643,715,184       1,149,817,804
First Trust RBA American Industrial Renaissance(R) ETF               822,458          19,412,860
First Trust RBA Quality Income ETF                                 5,220,185           6,105,238
First Trust Dorsey Wright International Focus 5 ETF*              32,540,741         148,928,683
First Trust Dorsey Wright Dynamic Focus 5 ETF                      3,022,211                  --

* All transactions during the period ended March 31, 2016 were with affiliated funds.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2016 (UNAUDITED)

                           5. DERIVATIVE TRANSACTIONS

Written option activity for FTHI was as follows:

                                                     Number of
Written Options                                      Contracts       Premiums
-------------------------------------------------    ----------    ------------
Options outstanding at beginning of period                23         $ 67,490
Options written                                           50          189,823
Options expired                                           --               --
Options exercised                                         --               --
Options closed                                           (49)        (155,056)
                                                        ----         --------
Options outstanding at March 31, 2016                     24         $102,257
                                                        ====         ========

Written option activity for FTLB was as follows:

                                                     Number of
Written Options                                      Contracts       Premiums
-------------------------------------------------    ----------    ------------
Options outstanding at beginning of period                32           58,503
Options written                                           63          254,488
Options expired                                           (2)          (1,954)
Options exercised                                         --               --
Options closed                                           (65)        (177,502)
                                                        ----         --------
Options outstanding at March 31, 2016                     28         $133,535
                                                        ====         ========


During the period ended March 31, 2016, FTLB held purchased options with market values ranging from $510 to $44,868, as measured at each month end.

The following tables present the types of derivatives held by the following Funds at March 31, 2016, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.

FTHI
                                             ASSET DERIVATIVES                                 LIABILITY DERIVATIVES
                              ------------------------------------------------    ------------------------------------------------
DERIVATIVE                          STATEMENTS OF ASSETS AND                            STATEMENTS OF ASSETS AND
INSTRUMENT     RISK EXPOSURE          LIABILITIES LOCATION            VALUE               LIABILITIES LOCATION            VALUE
-------------  -------------  ------------------------------------  ----------    ------------------------------------  ----------
Options        Equity Risk                     --                       --        Options written, at value             $  206,282


FTLB
                                             ASSET DERIVATIVES                                 LIABILITY DERIVATIVES
                              ------------------------------------------------    ------------------------------------------------
DERIVATIVE                          STATEMENTS OF ASSETS AND                            STATEMENTS OF ASSETS AND
INSTRUMENT     RISK EXPOSURE          LIABILITIES LOCATION            VALUE               LIABILITIES LOCATION            VALUE
-------------  -------------  ------------------------------------  ----------    ------------------------------------  ----------
Options        Equity Risk           Investments, at value          $   24,060*   Options written, at value             $  197,282

* Represents options purchased, included in Investments, at value.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the period ended March 31, 2016, on derivative instruments, as well as the primary underlying risk exposure associated with each instrument.

                                                                      EQUITY RISK
                                                               --------------------------
STATEMENTS OF OPERATIONS LOCATION                                  FTHI          FTLB
-----------------------------------------------------------------------------------------
Net realized gain (loss) on Investments**                      $         --   $    (3,778)
Net realized gain (loss) on Written options transactions             96,931        77,181
Net change in unrealized gain (loss) on Investments**                    --      (100,808)
Net change in unrealized gain (loss) on Written options held       (152,883)      (97,077)

** Represents put options purchased.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2016 (UNAUDITED)

                  6. CREATION, REDEMPTION AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of a Fund, an Authorized Participant must deposit (i) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit aggregations) and the market value of the Deposited Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Purchasers of Creation Units must pay to BBH, as transfer agent, a creation fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as each Fund's portfolio is adjusted to conform to changes in the composition of its corresponding index, except for FTHI and FTLB, which are actively managed. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease as each Fund's portfolio is adjusted to conform to changes in the composition of its corresponding index, except for FTHI and FTLB, which are actively managed. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request a cash redemption in lieu of securities; however, each Fund may, in its discretion, reject any such request.

The standard Creation Transaction Fees and the Redemption Transaction Fees for each Fund are as follows:

                                                                Creation                Redemption
                                                              Transaction              Transaction
                                                                  Fees                     Fees
                                                            ----------------         ----------------
First Trust NASDAQ Technology Dividend Index Fund           $            500         $            500
Multi-Asset Diversified Income Index Fund                              1,000                    1,000
International Multi-Asset Diversified Income Index Fund                3,400                    3,400
First Trust High Income ETF                                              750                      750
First Trust Low Beta Income ETF                                          750                      750
First Trust NASDAQ Rising Dividend Achievers ETF                         500                      500
First Trust Dorsey Wright Focus 5 ETF                                    500                      500
First Trust RBA American Industrial Renaissance(R) ETF                   500                      500
First Trust RBA Quality Income ETF                                       500                      500
First Trust Dorsey Wright International Focus 5 ETF                      500                      500
First Trust Dorsey Wright Dynamic Focus 5 ETF                            500                      500


                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before January 31, 2017 for TDIV, MDIV, YDIV, FTHI, FTLB, RDVY, FV, AIRR, QINC, and IFV, and March 8, 2018 for FVC.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2016 (UNAUDITED)

                               8. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined there was the following subsequent event:

On April 20, 2016, the following Funds declared a monthly distribution to shareholders of record on April 25,2016, payable April 29, 2016.

                                                                Per Share
                                                                 Amount
                                                               -----------
International Multi-Asset Diversified Income Index Fund         $ 0.0132
Multi-Asset Diversified Income Index Fund                       $ 0.0890
First Trust High Income ETF                                     $ 0.0775
First Trust Low Beta Income ETF                                 $ 0.0525

On March 18, 2016, First Trust announced that the Trust's Board of Trustees approved the merger of the First Trust Dividend and Income Fund ("FAV") into FTHI. FTHI will be the surviving fund. Under the terms of the proposed transaction, which is expected to be tax-free, FAV's assets would be transferred to, and FAV's liabilities would be assumed by, FTHI, and FAV's shareholders would receive shares of FTHI with a value equal to the aggregate net asset value of FAV's shares held by them at the valuation time, less any remaining applicable costs of the transaction. It is currently expected that the transaction will be consummated no later than October 31, 2016, subject to requisite shareholder approvals, satisfaction of applicable regulatory requirements and approvals, and customary closing conditions. There is no assurance when or whether such approvals, or any other approvals required for the transaction, will be obtained.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2016 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                               ADVISORY AGREEMENT

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

The Board of Trustees of the First Trust Exchange-Traded Fund VI (the "Trust"), including the Independent Trustees, unanimously approved the Investment Management Agreement (the "Agreement") with First Trust Advisors L.P. ("First Trust") on behalf of First Trust Dorsey Wright Dynamic Focus 5 ETF (the "Fund"), for an initial two-year term at a meeting held on March 6-7, 2016. The Board of Trustees determined that the Agreement is in the best interests of the Fund in light of the extent and quality of services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement for the Fund, the Independent Trustees received a report from First Trust in advance of the Board meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by First Trust to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee structure for the Fund as compared to fees charged by investment advisors to other comparable exchange-traded funds ("ETFs") and as compared to fees charged to other ETFs managed by First Trust; the estimated expenses to be incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on First Trust; any fall out benefits to First Trust and its affiliate, First Trust Portfolios L.P. ("FTP"); and a summary of First Trust's compliance program. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by First Trust. The Board applied its business judgment to determine whether the arrangement between the Trust and First Trust is a reasonable business arrangement from the Fund's perspective as well as from the perspective of shareholders.

In evaluating whether to approve the Agreement for the Fund, the Board considered the nature, extent and quality of services to be provided by First Trust under the Agreement and considered that First Trust employees provide management services to other ETFs and to other investment companies in the First Trust fund complex with diligence and care. With respect to the Agreement, the Board considered that First Trust will be responsible for the overall management and administration of the Fund and reviewed services to be provided by First Trust to the Fund. The Board also considered the compliance program that had been developed by First Trust and the skills of its employees who would be working with the Fund. It also considered the efforts expended by First Trust in organizing the Trust and in arranging for other entities to provide services to the Fund. Since the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund, but the Board did consider the hypothetical investment performance of the underlying index. The Board considered reports it receives on a quarterly basis showing the correlation and tracking error between other ETFs for which First Trust serves as investment advisor and their applicable underlying indexes. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services to be provided to the Fund by First Trust under the Agreement are expected to be satisfactory.

The Board reviewed information regarding the proposed unitary fee structure for the Fund. The Board noted that under the Fund's unitary fee arrangement, the Fund would pay First Trust a fee equal to an annual rate of 0.30% of its average daily net assets and that First Trust would be responsible for the Fund's ordinary operating expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payments under the Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions (such as dividend and distribution expenses from securities sold short and/or other investment related costs), distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. Additionally, the Board noted First Trust's statement that the Fund will invest in other First Trust funds and will incur acquired fund fees and expenses


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                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2016 (UNAUDITED)

currently estimated to be approximately 0.29%, which are not payable out of the unitary fee, and that such fees and expenses will change over time as assets are reallocated among the underlying funds. The Board reviewed information provided by Management Practice Inc. ("MPI"), an independent source, for the Fund on the advisory fees and expense ratios of other comparable ETFs. The Board noted that the Fund's expense ratio (including acquired fund fees and expenses) under its proposed unitary fee was below the median net expense ratio (including acquired fund fees and expenses) of its MPI peer group. The Board compared the Fund's unitary fee to the total expense ratios (after fee waivers and/or expense reimbursements, if applicable) of other First Trust ETFs, including First Trust ETFs that pay a unitary fee, and to the advisory fees charged by First Trust to other advisory clients, noting that First Trust provides investment advisory services to another similar ETF for the same advisory fee. The Board noted that First Trust also provides advisory services to separately managed accounts with similar investment objectives and policies to the Fund, but noted First Trust's statement that the nature of services provided to such accounts are not comparable to those provided to the Fund. In light of the information considered and the nature, extent and quality of services expected to be provided to the Fund under the Agreement, the Board determined that the proposed unitary fee for the Fund was fair and reasonable.

The Board noted that the proposed unitary fee for the Fund was not structured to pass the benefits of any economies of scale on to shareholders as the Fund's assets grow. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit First Trust, but that a unitary fee structure provides a level of certainty in expenses for the Fund. The Board noted that First Trust has continued to invest in personnel and infrastructure for the First Trust fund complex. The Board took the costs to be borne by First Trust in connection with its services to be performed for the Fund under the Agreement into consideration and noted that First Trust was unable to estimate the profitability of the Agreement for the Fund to First Trust. The Board considered fall-out benefits described by First Trust that may be realized from its and FTP's relationship with the Fund, including First Trust's compensation for fund reporting services pursuant to a separate Fund Reporting Services Agreement, which would be included under the unitary fee. The Board also noted that First Trust would not utilize soft dollars in connection with its management of the Fund's portfolio. In addition, the Board considered that First Trust, as the investment advisor to the underlying ETFs in which the Fund would invest, will recognize additional revenue from the underlying ETFs if the Fund's investment causes their assets to grow.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement are fair and reasonable and that the approval of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUNDS, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED FUND VI.

The following summarizes some of the risks that should be considered for the Funds. A Fund is subject to the risk that a particular security owned by a Fund or shares of the Fund in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall Fund share values could decline generally or could underperform other investments.

Only an authorized participant may engage in creation or redemption transactions directly for each Fund. The Trust has a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to a Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to the Fund's net asset value and possibly face delisting.

An investment in a Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. Investors buying or selling Fund shares on the secondary market may incur brokerage commissions. In addition, investors who sell Fund shares may receive less than the Fund shares' net asset value. Unlike shares of open-end mutual funds, investors are generally not able to purchase ETF shares directly from a Fund and individual ETF shares are not redeemable. However, specified large blocks of ETF shares called creation units can be purchased from, or redeemed to, a Fund.

The Multi-Asset Diversified Income Index Fund, International Multi-Asset Diversified Income Index Fund, First Trust NASDAQ Technology Dividend Index Fund, First Trust NASDAQ Rising Dividend Achievers ETF, First Trust RBA Quality Income ETF, First Trust RBA American Industrial Renaissance(R) ETF, First Trust Dorsey Wright Focus 5 ETF, First Trust Dorsey Wright International Focus 5 ETF, and First Trust Dorsey Wright Dynamic Focus 5 ETF are subject to index tracking risk. You should anticipate that the value of each Fund's shares will decline, more or less, in correlation with any decline in the value of that Fund's corresponding index. A Fund may be affected by a general decline in certain market segments relating to a Fund's corresponding index. A Fund invests in securities included in or representative of its corresponding index regardless of its investment merit. A Fund generally will not attempt to take defensive positions in declining markets.


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                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2016 (UNAUDITED)

The Multi-Asset Diversified Income Index Fund, International Multi-Asset Diversified Income Index Fund, First Trust NASDAQ Technology Dividend Index Fund, First Trust NASDAQ Rising Dividend Achievers ETF, First Trust RBA Quality Income ETF, First Trust RBA American Industrial Renaissance(R) ETF, First Trust Dorsey Wright Focus 5 ETF, First Trust Dorsey Wright International Focus 5 ETF, and First Trust Dorsey Wright Dynamic Focus 5 ETF's returns may not match the return of the index it seeks to track for a number of reasons. While First Trust seeks to have a correlation of 0.95 or better, before expenses, between a Fund's performance and the performance of its corresponding index, there can be no assurance that a Fund will be able to achieve such a correlation. Accordingly, each Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of its corresponding index. You should anticipate that the value of Fund shares will decline more or less in correlation with any decline in the value of the Fund's Index.

The Multi-Asset Diversified Income Index Fund, International Multi-Asset Diversified Income Index Fund, First Trust NASDAQ Technology Dividend Index Fund, First Trust NASDAQ Rising Dividend Achievers ETF, First Trust RBA Quality Income ETF, First Trust RBA American Industrial Renaissance(R) ETF, First Trust Dorsey Wright Focus 5 ETF, First Trust Dorsey Wright International Focus 5 ETF, and First Trust Dorsey Wright Dynamic Focus 5 ETF are exposed to additional market risk due to their policy of investing principally in the securities included in their respective corresponding indices. As a result of this policy, securities held by each Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. As a result, a Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Fund's index.

The Multi-Asset Diversified Income Index Fund, International Multi-Asset Diversified Income Index Fund, First Trust NASDAQ Technology Dividend Index Fund, First Trust NASDAQ Rising Dividend Achievers ETF, First Trust RBA Quality Income ETF, First Trust RBA American Industrial Renaissance(R) ETF, First Trust Dorsey Wright Focus 5 ETF, First Trust Dorsey Wright International Focus 5 ETF, and First Trust Dorsey Wright Dynamic Focus 5 ETF rely on a license and related sublicense from an index provider that permits each Fund to use its corresponding index and associated trade names, trademarks and service marks in connection with the name and investment strategies of the Fund. Such license and related sublicense may be terminated by the index provider and, as a result, a Fund may lose its ability to use such intellectual property. There is no guarantee the index provider has all the rights to license such intellectual property on behalf of a Fund. In the event the license is terminated or the index provider does not have rights to license such intellectual property, it may have a significant effect on the operation of the respective Fund.

The First Trust High Income ETF and First Trust Low Beta Income ETF are subject to management risk because of their actively managed portfolios. In managing such a Fund's investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a Fund will meet its investment objective.

The First Trust High Income ETF and First Trust Low Beta Income ETF may, under certain circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities, particularly for the puts and call options in which the Funds invest. As a result, an investment in the Funds may be less tax-efficient than an investment in an ETF that effects its creations and redemption for in-kind securities. Because the Funds may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

The First Trust High Income ETF and First Trust Low Beta Income ETF may invest in derivatives. A Fund's use of derivatives, such as call options, can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the options. These risks are heightened when a Fund's portfolio managers use options to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The purchase of stock index options involves the risk that the premium and transaction costs paid by a Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based. The option positions employed by the First Trust High Income ETF and First Trust Low Beta Income ETF may present additional risk. When selling a call option, a Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by a Fund if the Index level at the expiration of the call option is above the strike price by an amount equal to or greater than the premium. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value and dividend rates of the stock subject to the option, an increase in interest rates, a change in the actual and perceived volatility of the stock market and the common stock and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying stock(s). In fact, a Fund's use of options may reduce the Fund's ability to profit from increases in the value of the underlying stock(s).

The First Trust High Income ETF, First Trust Low Beta Income ETF, First Trust NASDAQ Rising Dividend Achievers ETF, First Trust RBA Quality Income ETF and First Trust RBA American Industrial Renaissance(R) ETF currently have fewer assets than larger, more established funds, and like other funds with fewer assets, large inflows and outflows may impact the Funds' market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Also, during the initial invest-up period, a Fund may depart from its principal investment strategies and invest a larger amount or all of its assets in cash equivalents or it may hold cash.


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                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2016 (UNAUDITED)

Each Fund is subject to issuer specific change risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Multi-Asset Diversified Income Index Fund, International Multi-Asset Diversified Income Index Fund, First Trust NASDAQ Technology Dividend Index Fund, First Trust NASDAQ Rising Dividend Achievers ETF, First Trust RBA Quality Income ETF, First Trust RBA American Industrial Renaissance(R) ETF, First Trust Dorsey Wright Focus 5 ETF, First Trust Dorsey Wright International Focus 5 ETF, and First Trust Dorsey Wright Dynamic Focus 5 ETF each may be concentrated in stocks of companies in an individual industry if a Fund's corresponding index is concentrated in such industry. A concentration makes a Fund more susceptible to any single occurrence affecting the industry and may subject a Fund to greater market risk than more diversified funds.

The First Trust NASDAQ Technology Dividend Index Fund, First Trust High Income ETF, First Trust Low Beta Income ETF, First Trust Dorsey Wright Focus 5 ETF, First Trust Dorsey Wright International Focus 5 ETF, and First Trust Dorsey Wright Dynamic Focus 5 ETF are considered to be non-diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, each Fund is only limited as to the percentage of its assets that may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Funds may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Funds may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of a Fund's assets can decline as can the value of a Fund's distributions. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Certain Funds may invest in non-U.S. securities that are either directly listed on a U.S. securities exchange or in the form of Depositary Receipts, or in non-U.S. securities listed on a foreign exchange. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

Depositary Receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of Depositary Receipts are usually subject to a fee charged by the depositary. Holders of Depositary Receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of Depositary Receipts because such restrictions may limit the ability to convert equity shares into Depositary Receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the Depositary Receipts.

There is no guarantee that the issuers of a Fund's portfolio securities will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

Each Fund may invest in small and mid-capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

The Multi-Asset Diversified Income Index Fund and International Multi-Asset Diversified Income Index Fund are subject to the risks of investing in MLPs. An investment in MLP units involves risks which differ from an investment in common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments. In addition, there is the risk that a MLP could be, contrary to its intention, taxed as a corporation, resulting in decreased returns from such MLP.

The Multi-Asset Diversified Income Index Fund and International Multi-Asset Diversified Income Index Fund invest in REITs. Therefore, the Funds are subject to the risks associated with investing in real estate, which may include, but are not limited to, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate industry. In addition to risks related to investments in real estate generally, investing in REITs involves certain other risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchases, the possibility of failing to maintain exemptions from registration under the 1940 Act and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility. REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities.


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                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2016 (UNAUDITED)

The Multi-Asset Diversified Income Index Fund, International Multi-Asset Diversified Income Index Fund, First Trust Dorsey Wright Focus 5 ETF, First Trust Dorsey Wright International Focus 5 ETF, and First Trust Dorsey Wright Dynamic Focus 5 ETF may invest in ETFs. ETFs are generally index funds bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

The Multi-Asset Diversified Income Index Fund and International Multi-Asset Diversified Income Index Fund invest in an ETF that invests in high yield securities, which are subject to greater market fluctuations and risk of loss than securities with higher investment ratings and, therefore, may be highly speculative. These securities are issued by companies that may have limited operating history, narrowly focused operations, and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high-yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high-yield securities is smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over the counter markets. Due to the smaller, less liquid market for high-yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete.

The Multi-Asset Diversified Income Index Fund and International Multi-Asset Diversified Income Index Fund invest in preferred securities. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instruments. Preferred securities are also subject to credit risk, interest rate risk and income risk.

Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments. Credit risk may be heightened for a Fund because it may invest in exchange-traded funds that invest in "high yield" or "junk" debt; such securities, while generally offering higher yields than investment-grade debt with similar maturities, involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer's capacity to pay dividends or interest and repay principal.

The First Trust NASDAQ Technology Dividend Index Fund, First Trust NASDAQ Rising Dividend Achievers ETF, First Trust Dorsey Wright Focus 5 ETF, and First Trust Dorsey Wright Dynamic Focus 5 ETF invest in the securities of companies in the information technology sector. General risks of information technology companies include the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards, and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel.

The First Trust NASDAQ Technology Dividend Index Fund invests in companies in the telecommunications sector. Telecommunications companies are subject to risks, such as: a market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete.

The International Multi-Asset Diversified Income Index Fund's net asset value is determined on the basis of U.S. dollars and the Fund may invest in foreign listed securities; therefore, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

The Multi-Asset Diversified Income Index Fund and International Multi-Asset Diversified Income Index Fund invest in ETFs that invests in fixed income securities. Fixed income securities are subject to credit risk and interest rate risk. The ETFs may invest in high yield fixed income securities, commonly referred to as "junk" bonds. If interest rates rise, the prices of the fixed-rate instruments held by a Fund may fall. Interest rate risk is generally lower for shorter term investments and higher for longer-term investments.

The International Multi-Asset Diversified Income Index Fund invests in infrastructure companies and is subject to certain risks inherent in investing in these types of securities. Infrastructure companies may be directly affected by energy commodity prices, especially infrastructure companies which own the underlying energy commodity. A decrease in the production or availability of natural gas, natural gas liquids, crude oil, coal or other energy commodities or a decrease in the volume of such commodities available for transportation, processing, storage or distribution may adversely impact the financial performance of infrastructure companies. Infrastructure companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them and violators are subject to administrative, civil and criminal penalties, including


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                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2016 (UNAUDITED)

civil fines, injunctions or both. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the financial performance of energy infrastructure companies. Natural disasters, such as hurricanes in the Gulf of Mexico, also may impact energy infrastructure companies.

The Multi-Asset Diversified Income Index Fund invests in the securities of companies in the energy sector. The companies in the energy sector include integrated oil companies that are involved in the exploration, production and refining process, gas distributors and pipeline-related companies and other energy companies involved with mining, producing and delivering energy-related services and drilling. General problems of issuers in the energy sector include volatile fluctuations in price and supply of energy fuels, international politics, terrorist attacks, reduced demand, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Natural disasters, such as hurricanes in the Gulf of Mexico, also impact the petroleum industry. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. In addition, oil prices are generally subject to extreme volatility.

The Multi-Asset Diversified Income Index Fund, International Multi-Asset Diversified Income Index Fund, First Trust RBA Quality Income ETF and First Trust RBA American Industrial Renaissance(R) ETF invest in the securities of companies in the financial service sector which may include banks, thrifts, brokerage firms, broker/dealers, investment banks, finance companies and companies involved in the insurance industry, each of which are subject to the adverse effects of economic recession; government regulation; decreases in the availability of capital; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. In addition, the Funds may invest in companies that may be significantly affected by the downturn in the U.S. and world economies that began with the significant decline in the subprime mortgage lending market in the United States.

The International Multi-Asset Diversified Income Index Fund and First Trust RBA Quality Income ETF invest in the securities of companies in the utilities sector. Utilities companies are subject to the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, global politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. All of such issuers have been experiencing certain of these problems in varying degrees.

The First Trust RBA American Industrial Renaissance(R) ETF invests in the securities of community banks. Such companies were significantly impacted by the downturn in the U.S. and world economies that began with the decline in the subprime mortgage lending market in the United States. These conditions have brought about legislative and regulatory changes, changes in short-term and long-term interest rates, inflation and changes in government monetary and fiscal policies, all of which have had a significant impact on the banking business. Unlike larger national or other regional banks that are more geographically diversified, a community bank's financial performance may be highly dependent upon the business environment in certain geographic regions of the United States and may be adversely impacted by any downturn or unfavorable economic or employment developments in its local market and the United States as a whole. In particular, this environment impacts the ability of borrowers to pay interest on and repay principal of outstanding loans and the value of collateral securing those loans. Also, the securities of community banks are often subject to low trading volume and low analyst coverage.

The First Trust RBA American Industrial Renaissance(R) ETF invests in industrials companies. Industrials companies convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industrials companies are involved in electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of industrials companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

The Multi-Asset Diversified Income Index Fund, First Trust Dorsey Wright Focus 5 ETF, First Trust Dorsey Wright International Focus 5 ETF and First Trust Dorsey Wright Dynamic Focus 5 ETF invest in securities of affiliated ETFs, which involves additional expenses that would not be present in a direct investment in such affiliated ETFs. Furthermore, the Funds' investment performance and risks are directly related to the investment performance and risks of the affiliated ETFs.

The ETFs in which the First Trust Dorsey Wright Focus 5 ETF and First Trust Dorsey Wright Dynamic Focus 5 ETF may invest are invested in biotechnology and pharmaceutical companies are subject to changing government regulation which could have a negative effect on the price, profitability and availability of their products and services. Regulations have been proposed to increase the availability and affordability of prescription drugs including proposals to increase access to generic drugs and to increase the rebates paid by drug manufacturers in exchange for Medicaid coverage of their products. Whether such proposals will be adopted cannot be predicted. In addition, such companies face increasing competition from existing generic drugs, the termination of their patent protection for certain drugs and technological advances which render


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ADDITIONAL INFORMATION (CONTINUED)
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                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2016 (UNAUDITED)

their products or services obsolete. The research and development costs required to bring a drug to market are substantial and may include a lengthy review by the government, with no guarantee that the product will ever be brought to market or show a profit. In addition, the potential for an increased amount of required disclosure of proprietary scientific information could negatively impact the competitive position of these companies. Many of these companies may not offer certain drugs or products for several years, and as a result, may have significant losses of revenue and earnings.

The ETFs in which the First Trust Dorsey Wright Focus 5 ETF and First Trust Dorsey Wright Dynamic Focus 5 ETF may invest are invested in consumer discretionary companies which are companies that provide non-essential goods and services such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

The ETFs in which the First Trust Dorsey Wright Focus 5 ETF and First Trust Dorsey Wright Dynamic Focus 5 ETF may invest are invested in the securities of consumer staples companies, which provide products directly to the consumer that are typically considered non-discretionary items based on consumer purchasing habits. The success of these companies is affected by a variety of factors, such as government regulations, which may affect the permissibility of using various food additives and the production methods of companies that manufacture food products.

The ETFs in which the First Trust Dorsey Wright Focus 5 ETF and First Trust Dorsey Wright Dynamic Focus 5 ETF may invest are invested in health care companies, which are involved in medical services or health care, including biotechnology research and production, drugs and pharmaceuticals and health care facilities and services, and are subject to extensive competition, generic drug sales or the loss of patent protection, product liability litigation and increased government regulation. Research and development costs of bringing new drugs to market are substantial, and there is no guarantee that the product will ever come to market. Health care facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers.

The ETFs in which the First Trust Dorsey Wright Focus 5 ETF and First Trust Dorsey Wright Dynamic Focus 5 ETF may invest are invested in the securities of Internet companies. Internet companies are subject to rapid changes in technology, worldwide competition, rapid obsolescence of products and services, loss of patent protections, cyclical market patterns, evolving industry standards and frequent new product introductions. The Fund's investment in Internet companies may also be subject to the risk of owning small capitalization companies that have recently begun operations.

The ETFs in which the First Trust Dorsey Wright International Focus 5 ETF will be five First Trust country/region-based ETFs. The shares of an ETF trade like common stock and represent a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

The Indexes for First Trust Dorsey Wright Focus 5 ETF, First Trust Dorsey Wright International Focus 5 ETF and First Trust Dorsey Wright Dynamic Focus 5 ETF employ a "momentum" style methodology that emphasizes selecting ETFs that have had higher recent price performance compared to other ETFs. First Trust Dorsey Wright Focus 5 ETF and First Trust Dorsey Wright International Focus 5 ETF may be subject to more risk because ETFs in which the Funds invests may be more volatile than a broad cross-section of ETFs or the returns on ETFs that have previously exhibited price momentum are less than returns on other styles of investing or the overall stock market. Momentum can turn quickly and cause significant variation from other types of investments.

For Multi-Asset Diversified Income Index Fund, First Trust Dorsey Wright Focus 5 ETF, First Trust Dorsey Wright International Focus 5 ETF and First Trust Dorsey Wright Dynamic Focus 5 ETF, pursuant to the methodology that the index provider uses to calculate and maintain each Fund's underlying indexes, each Fund may own a significant portion of the First Trust ETFs. Such ETFs may be removed from the underlying Index in the event that it does not comply with the eligibility requirements of the underlying index. As a result, each Fund may be forced to sell shares of certain First Trust ETFs at inopportune times or for prices other than at current market values or may elect not to sell such shares on the day that they are removed from the underlying index, due to market conditions or otherwise. Due to these factors, the variation between such Fund's annual return and the return of the underlying index may increase significantly. Apart from scheduled rebalances, the index provider may carry out additional ad hoc rebalances to the underlying index to, for example, correct an error in the selection of constituents. When the Fund in turn rebalances its portfolio, any transaction costs and market exposure arising from such portfolio rebalancing will be borne by the Fund and its shareholders. Unscheduled rebalances may also expose each Fund to additional tracking error risk. Therefore, errors and additional ad hoc rebalances carried out by the index provider may increase each Fund's costs and market exposure.

The Funds may be constituents of one or more indices. As a result, the Funds may be included in one or more index-tracking ETFs or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving the Funds, the size of the Funds and the market volatility of the Funds. Inclusion in an index could significantly increase demand for the Funds


Page 94


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2016 (UNAUDITED)

and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, the Funds' NAVs could be negatively impacted and the Funds' market prices may be significantly below the Funds' net asset values during certain periods. In addition, index rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Funds can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Funds can be negatively affected.

The First Trust Dorsey Wright Dynamic Focus 5 ETF may invest in U.S. government obligations. U.S. government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. government or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

          NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE


                                                                         Page 95


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FIRST TRUST

First Trust Exchange-Traded Fund VI

Investment Advisor
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

Administrator, Custodian,
Fund Accountant &
Transfer Agent
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

Independent Registered
Public Accounting firm
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

Legal Counsel
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEMS 6. SCHEDULE OF INVESTMENTS.

Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)           First Trust Exchange-Traded Fund VI
                -------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: May 19, 2016
     ---------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: May 19, 2016
     ---------------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer
                                        and Chief Accounting Officer
                                        (principal financial officer)

Date: May 19, 2016
     ---------------------

* Print the name and title of each signing officer under his or her signature.